FILE NOS.     2-48925
                                                                        811-2402

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                                   ---------
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 58
                                     and/or
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 41
                        (Check appropriate box or boxes)

                        JOHN HANCOCK SOVEREIGN BOND FUND
               (Exact Name of Registrant as Specified in Charter)
                             601 Congress Street
                        Boston, Massachusetts 02210-2805
                    (Address of Principal Executive Offices)
               Registrant's Telephone Number including Area Code
                                 (617) 663-4324

                           ALFRED P. OUELLETTE, ESQ.
                           John Hancock Advisers, LLC
                             601 Congress Street
                        Boston, Massachusetts 02210-2805
                    (Name and Address of Agent for Service)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[x]  on September 15, 2005 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a) of Rule 485
[ ]  on (date) pursuant to paragraph (a) of Rule 485

if appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

JOHN HANCOCK

Income Funds

--------------------------------------------------------------------------------
Prospectus                                                             9.15.2005
--------------------------------------------------------------------------------


Bond Fund

Government Income Fund



High Yield Fund

Investment Grade Bond Fund

Strategic Income Fund




[Logo] John Hancock(R)
-------------------
JOHN HANCOCK FUNDS


As with all mutuals funds, the Securities and Exchange Commision has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


Contents
--------------------------------------------------------------------------------

JOHN HANCOCK INCOME FUNDS
--------------------------------------------------------------------------------

Bond Fund                                                                      4
Government Income Fund                                                         6
High Yield Fund                                                                8
Investment Grade Bond Fund                                                    10
Strategic Income Fund                                                         12

YOUR ACCOUNT
--------------------------------------------------------------------------------
Choosing a share class                                                        14
How sales charges are calculated                                              14
Sales charge reductions and waivers                                           15
Opening an account                                                            16
Buying shares                                                                 17
Selling shares                                                                18
Transaction policies                                                          20
Dividends and account policies                                                22
Additional investor services                                                  23


FUND DETAILS
--------------------------------------------------------------------------------
Business structure                                                            24
Management biographies                                                        25
Financial highlights                                                          26

FOR MORE INFORMATION                                                  BACK COVER
--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

John Hancock Income Funds

These funds seek current income without sacrificing total return. Some of the funds also invest for stability of principal. Each fund has its own strategy and its own risk profile.

Who may want to invest

These funds may be appropriate for investors who:
o are seeking a regular stream of income
o want to diversify their portfolios
o are seeking a mutual fund for the income portion of an asset allocation portfolio
o are retired or nearing retirement

Income funds may NOT be appropriate if you:
o are investing for maximum return over a long time horizon
o require absolute stability of your principal

Risks of mutual funds

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

The management firm

All John Hancock income funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc., (a subsidiary of Manulife Financial Corporation) and as of June 30, 2005, managed approximately $34 billion in assets.

--------------------------------------------------------------------------------

Fund information key

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:


[GRAPHIC] Goal and strategy                           [GRAPHIC] Main risks
          The fund's particular investment goals                The major risk factors associated with
          and the strategies it intends to use in               the fund.
          pursuing those goals.

[GRAPHIC] Past performance                            [GRAPHIC] Your expenses
          The fund's total return, measured                     The overall costs borne by an investor
          year-by-year and over time.                           in the fund, including sales charges and
                                                                annual expenses.

Bond Fund

[GRAPHIC] GOAL AND STRATEGY

The fund seeks to generate a high level of current income consistent with prudent investment risk. In pursuing this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of bonds. These may include, but are not limited to, corporate bonds and debentures as well as U.S. government and agency securities. Most of these securities are investment grade, although the fund may invest up to 25% of assets in high yield bonds rated as low as CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of all quality levels and maturities from many different issuers, potentially including U.S. dollar-denominated securities of foreign governments and corporations.

The fund intends to keep its exposure to interest rate movements generally in line with those of its peers. The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities or currencies). The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States.

Under normal circumstances, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[GRAPHIC] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
2005 return as of 6-30-05:2.43%
Best quarter:Q2'95,6.57%
Worst quarter:Q2'04,-2.56%

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED DOCUMENT.]


-------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
1995     19.46%
1996      4.05%
1997      9.66%
1998      7.50%
1999     -1.36%
2000     10.39%
2001      7.12%
2002      7.36%
2003      7.62%
2004      4.53%

---------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-04
---------------------------------------------------------------------------------
                                                                       1 year     5 year      10 year     Life of
                                                                                                          Class C
Class A before tax                                                    -0.20%      6.40%        7.03%           --
Class A after tax on distributions                                    -1.87%      4.20%        4.46%           --
Class A after tax on distributions, with sale                         -0.16%      4.10%        4.39%           --
Class B before tax                                                    -1.18%      6.34%        6.93%           --
Class C before tax (began 10-1-98)                                     2.81%      6.64%           --        4.85%
-----------------------------------------------------------------------------------------------------------------
Lehman Brothers Government/Credit Bond Index                           4.19%      8.00%        7.80%        5.90%

[GRAPHIC] MAIN RISKS

The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o    Certain derivatives could produce disproportionate losses.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.
--------------------------------------------------------------------------------

[GRAPHIC] YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                                        Class A      Class B     Class C
------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                                     4.50%         none        none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                        none(2)        5.00%       1.00%
------------------------------------------------------------------------------------------------------------
Annual operating expenses                                                  Class A      Class B     Class C
------------------------------------------------------------------------------------------------------------

Management fee                                                               0.50%        0.50%        0.50%
Distribution and service (12b-1) fees                                        0.30%        1.00%        1.00%
Other expenses                                                               0.26%        0.26%        0.26%
Total fund operating expenses                                                1.06%        1.76%        1.76%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

------------------------------------------------------------------------------------------------------------
Expenses                                                        Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------

Class A                                                           $533        $772      $1,008       $1,686
Class B with redemption                                           $679        $854      $1,154       $1,889
Class B without redemption                                        $179        $554        $954       $1,889
Class C with redemption                                           $279        $554        $954       $2,073
Class C without redemption                                        $179        $554        $954       $2,073


(1)  A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."


--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

Barry H. Evans, CFA
Joined fund team in 2002

Howard C. Greene, CFA
Joined fund team in 2002

Benjamin A. Matthews
Joined fund team in 1995

Managers share investment strategy and decisions

See page 25 for the management biographies.


FUND CODES
Class A    Ticker              JHNBX
           CUSIP               410223101
           Newspaper           BondA
           SEC number          811-2402
           JH fund number      21

Class B    Ticker              JHBBX
           CUSIP               410223309
           Newspaper           BondB
           SEC number          811-2402
           JH fund number      121

Class C    Ticker              JHCBX
           CUSIP               410223200
           Newspaper           --
           SEC number          811-2402
           JH fund number      521

Government Income Fund

[GRAPHIC] GOAL AND STRATEGY

The fund seeks a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal. In pursuing these goals, the fund normally invests at least 80% of its assets in obligations issued or guaranteed by the U.S. government and its agencies, authorities or instrumentalities ("U.S. government securities"). There is no limit on the fund's average maturity.

U.S. government securities may be supported by:

o the full faith and credit of the United States government, such as Treasury bills, notes and bonds and Government National Mortgage Association Certificates

o the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Mortgage Corporation

o the credit of the instrumentality, such as obligations of the Federal National Mortgage Association.

The fund may invest in higher-risk securities, including U.S. dollar-denominated foreign government securities and asset-backed securities. It may also invest up to 10% of assets in foreign governmental high yield securities (junk bonds) rated as low as B and their unrated equivalents.

In managing the fund's portfolio, the managers consider interest rate trends to determine which types of bonds to emphasize at a given time. The fund typically favors mortgage-related securities when it anticipates that interest rates will be relatively stable, and favors U.S. Treasuries at other times. Because high yield bonds often respond to market movements differently from U.S. government bonds, the fund may use them to manage volatility.

The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in high-quality short-term securities. In these and other cases, the fund might not achieve its goal.

The fund has traded securities actively in the past, and may continue to do so, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[GRAPHIC] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results. Disclosure of Class A total returns has replaced prior Class B disclosure because as of December 31, 2004, Class A shares have 10 years of operating history and larger net assets.

Class A, total returns
2005 return as of 6-30-05: 2.22%
Best quarter: Q2 '95, 6.59%
Worst quarter: Q1 '96, -2.73%

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Lehman Brothers Government Bond Index, an unmanaged index of U.S. Treasury and government agency bonds.

[THE FOLLOWING DATA WAS REPRESENTED BY A BAR CHART IN THE PRINTED DOCUMENT.]


----------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
----------------------------------------------------------------------------------
1995    18.46%
1996     2.14%
1997     9.48%
1998     8.74%
1999    -2.47%
2000    12.17%
2001     6.66%
2002    10.26%
2003     1.09%
2004     2.70%

----------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-04
----------------------------------------------------------------------------------
                                                      1 year     5 year      10 year     Life of
                                                                                         Class C
Class A before tax                                   -1.89%      5.51%        6.27%           --
Class A after tax on distributions                   -3.31%      3.56%        3.87%           --
Class A after tax on distributions, with sale        -1.24%      3.50%        3.84%           --
Class B before tax                                   -2.99%      5.38%        6.14%           --
Class C before tax (began 4-1-99)                     0.95%      5.70%           --        4.64%
------------------------------------------------------------------------------------------------
Lehman Brothers Government Bond Index                 3.48%      7.48%        7.46%        6.36%

[GRAPHIC] MAIN RISKS

The major factor in this fund's performance is interest rates. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Junk bonds and foreign securities could make the fund more sensitive to market or economic shifts in the U.S. and abroad.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o    Certain derivatives could produce disproportionate losses.

Any governmental guarantees on portfolio securities do not apply to these securities' market value or current yield,or to fund shares.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies,authorities or instrumentalities that are not supported by the full faith and credit of the United States.


--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

---------------------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                                                       Class A     Class B      Class C
---------------------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                                                    4.50%        none         none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                                       none(2)       5.00%        1.00%

---------------------------------------------------------------------------------------------------------------------------
Annual operating expenses                                                                 Class A     Class B      Class C
---------------------------------------------------------------------------------------------------------------------------

Management fee                                                                              0.60%       0.60%        0.60%
Distribution and service (12b-1) fees                                                       0.25%       1.00%        1.00%
Other expenses                                                                              0.27%       0.27%        0.27%
Total fund operating expenses                                                               1.12%       1.87%        1.87%
Contractual management fee reduction (at least until 9-30-06)                               0.05%       0.05%        0.05%
Net annual operating expenses                                                               1.07%       1.82%        1.82%


The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------------------
Expenses                                        Year 1      Year 3      Year 5      Year 10
--------------------------------------------------------------------------------------------

Class A                                           $554        $785     $1,035        $1,748
Class B with redemption                           $685        $883     $1,206        $1,990
Class B without redemption                        $185        $583     $1,006        $1,990
Class C with redemption                           $285        $583     $1,006        $2,186
Class C without redemption                        $185        $583     $1,006        $2,186


(1)  A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

Barry H. Evans, CFA
Joined fund team in 1995

Jeffrey N. Given, CFA
Joined fund team in 1998

Managers share investment strategy and decisions

See page 25 for the management biographies.



FUND CODES
Class A    Ticker              JHGIX
           CUSIP               41014P854
           Newspaper           GvIncA
           SEC number          811-3006
           JH fund number      56

Class B    Ticker              TSGIX
           CUSIP               41014P847
           Newspaper           GvIncB
           SEC number          811-3006
           JH fund number      156

Class C    Ticker              TCGIX
           CUSIP               41014P797
           Newspaper           --
           SEC number          811-3006
           JH fund number      556

High Yield Fund

[GRAPHIC] GOAL AND STRATEGY

The fund seeks high current income. Capital appreciation is a secondary goal. In pursuing these goals, the fund normally invests at least 80% of its assets in U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents. These may include, but are not limited to, domestic and foreign corporate bonds, debentures and notes, convertible securities, preferred stocks, and domestic and foreign government obligations. No more than 10% of the fund's total assets may be invested in securities that are rated in default by S&P or by Moody's. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the manager concentrates on industry allocation and securities selection: deciding which types of industries to emphasize at a given time, and then which individual securities to buy. The manager uses top-down analysis to determine which industries may benefit from current and future changes in the economy.

In choosing individual securities, the manager uses bottom-up research to find securities that appear comparatively undervalued. The manager looks at the financial condition of the issuers as well as the collateralization and other features of the securities themselves. The fund typically invests in a broad range of industries.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 20% of its assets in U.S. and foreign common stocks of companies of any size.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.
--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
2005 return as of 6-30-05:-1.77%
Best quarter:Q2'03,14.14%
Worst quarter:Q3'98,-17.88%

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED DOCUMENT.]


-----------------------------------------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
-----------------------------------------------------------------------------------------------------------------
1995     15.52%
1996     15.96%
1997     17.76%
1998    -11.20%
1999     10.91%
2000     -7.40%
2001      0.78%
2002      0.44%
2003     39.91%
2004      9.00%

-----------------------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-04
-----------------------------------------------------------------------------------------------------------------
                                                                      1 year     5 year      10 year     Life of
                                                                                                         Class C
Class A before tax                                                     4.09%      6.41%        7.81%          --
Class A after tax on distributions                                     1.20%      2.28%        3.48%          --
Class A after tax on distributions, with sale                          2.54%      2.75%        3.86%          --
Class B before tax                                                     3.20%      6.36%        7.66%          --
Class C before tax (began 5-1-98)                                      7.19%      6.60%           --        3.22%
-----------------------------------------------------------------------------------------------------------------
Merrill Lynch High Yield Master II Index                              10.87%      6.68%        8.27%        5.28%

[GRAPHIC] MAIN RISKS

The major factors in the fund's performance are interest rate and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

Credit risk depends largely on the perceived financial health of bond issuers. In general, high yield bonds (also known as "junk bonds") have higher credit risks. Junk bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies. To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o    Certain derivatives could produce disproportionate losses.


--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                                       Class A      Class B     Class C
------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                                    4.50%         none        none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                       none(2)        5.00%       1.00%

------------------------------------------------------------------------------------------------------------
Annual operating expenses                                                Class A      Class B      Class C
------------------------------------------------------------------------------------------------------------

Management fee                                                             0.51%        0.51%        0.51%
Distribution and service (12b-1) fees                                      0.25%        1.00%        1.00%
Other expenses                                                             0.24%        0.24%        0.24%
Total fund operating expenses                                              1.00%        1.75%        1.75%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------------------
Expenses                                        Year 1      Year 3      Year 5      Year 10
--------------------------------------------------------------------------------------------

Class A                                           $547        $754        $978       $1,620
Class B with redemption                           $678        $851      $1,149       $1,864
Class B without redemption                        $178        $551        $949       $1,864
Class C with redemption                           $278        $551        $949       $2,062
Class C without redemption                        $178        $551        $949       $2,062


(1)A $4.00 fee will be charged for wire redemptions.
(2)Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------
PORTFOLIO MANAGER

Arthur N. Calavritinos, CFA
Joined fund team in 1995

See page 25 for the management biographies.


FUND CODES
Class A    Ticker               JHHBX
           CUSIP                41014P839
           Newspaper            HiYldA
           SEC number           811-3006
           JH fund number       57

Class B    Ticker               TSHYX
           CUSIP                41014P821
           Newspaper            HiYldB
           SEC number           811-3006
           JH fund number       157

Class C    Ticker               JHYCX
           CUSIP                41014P813
           Newspaper            HiYldC
           SEC number           811-3006
           JH fund number       557

Investment Grade Bond Fund

[GRAPHIC] GOAL AND STRATEGY

The fund seeks a high level of current income consistent with preservation of capital and maintenance of liquidity. In pursuing this goal, the fund normally invests at least 80% of its assets in investment-grade bonds (securities rated from AAA to BBB). These may include, but are not limited to, corporate bonds and debentures as well as U.S. government and agency securities. Although the fund may invest in bonds of any maturity, it maintains a dollar-weighted average maturity of between three and ten years.

In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of many different issuers, potentially including U.S. dollar-denominated securities of foreign governments and corporations.

The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes or other securities). The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund has traded securities actively in the past, and may continue to do so, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
2005 return as of 6-30-05: 1.97%
Best quarter: Q3'01, 5.07%
Worst quarter: Q2`04, -2.53%

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Lehman Brothers Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED DOCUMENT.]


----------------------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
----------------------------------------------------------------------------------------------
1995     10.27%
1996      3.32%
1997      8.79%
1998      8.58%
1999     -1.06%
2000     11.02%
2001      7.23%
2002      9.61%
2003      4.62%
2004      3.60%

------------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-04
------------------------------------------------------------------------------------------------------
                                                      1 year      5 year     10 year     Life of
                                                                                         Class C
Class A before tax                                    -1.08%      6.18%        6.05%          --
Class A after tax on distributions                    -2.56%      4.12%        3.66%          --
Class A after tax on distributions, with sale         -0.72%      4.00%        3.65%          --
Class B before tax                                    -2.14%      6.07%        5.92%          --
Class C before tax (began 4-1-99)                      1.83%      6.38%           --        5.44%
------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index                   4.34%      7.71%        7.72%        6.64%

[GRAPHIC] MAIN RISKS

The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o    Certain derivatives could produce disproportionate losses.

o Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

--------------------------------------------------------------------------------

[GRAPHIC] YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

----------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                                            Class A      Class B     Class C
----------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                                         4.50%         none        none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                             none(2)       5.00%        1.00%

----------------------------------------------------------------------------------------------------------------
Annual operating expenses                                                      Class A      Class B      Class C
----------------------------------------------------------------------------------------------------------------

Management fee                                                                   0.40%        0.40%        0.40%
Distribution and service (12b-1) fees                                            0.25%        1.00%        1.00%
Other expenses                                                                   0.39%        0.39%        0.39%
Total fund operating expenses                                                    1.04%        1.79%        1.79%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------------------
Expenses                                        Year 1      Year 3      Year 5      Year 10
--------------------------------------------------------------------------------------------

Class A                                           $551        $766        $998       $1,664
Class B with redemption                           $682        $863      $1,170       $1,908
Class B without redemption                        $182        $563        $970       $1,908
Class C with redemption                           $282        $563        $970       $2,105
Class C without redemption                        $182        $563        $970       $2,105


(1)  A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

Barry H.Evans, CFA
Joined fund team in 1995

Howard C.Greene, CFA
Joined fund team in 2003

Jeffrey N.Given, CFA
Joined fund team in 1998

Managers share investment strategy and decisions

See page 25 for the management biographies.


FUND CODES
Class A    Ticker              TAUSX
           CUSIP               41014P102
           Newspaper           InvGrBdA
           SEC number          811-3006
           JH fund number      55

Class B    Ticker              TSUSX
           CUSIP               41014P201
           Newspaper           InvGrBdB
           SEC number          811-3006
           JH fund number      155

Class C    Ticker              TCUSX
           CUSIP               41014P789
           Newspaper           --
           SEC number          811-3006
           JH fund number      555

Strategic Income Fund

[GRAPHIC] GOAL AND STRATEGY

The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following types of securities:

o foreign government and corporate debt securities from developed and emerging markets

o    U.S. government and agency securities

o    U.S. high yield bonds

The fund may also invest in preferred stock and other types of debt securities.

Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one sector.

Within each sector, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/ reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
2005 return as of 6-30-05: 0.26%
Best quarter: Q2 '03, 7.11%
Worst quarter: Q2 '04, -3.25%

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Index 1: Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment-grade.
Index 2: Merrill Lynch AAA U.S. Treasury/Agency Master Index, an unmanaged index of fixed-rate U.S. Treasury and agency securities.
Index 3: Citigroup World Government Bond Index, an unmanaged index consisting of approximately 650 securities issued by 18 governments in various countries.

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED DOCUMENT.]


------------------------------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
------------------------------------------------------------------------------------------------------
1995     18.73%
1996     11.62%
1997     12.67%
1998      5.41%
1999      3.35%
2000      1.14%
2001      4.90%
2002      7.30%
2003     16.88%
2004      8.75%

------------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-04
------------------------------------------------------------------------------------------------------
                                                           1 year      5 year     10 year      Life of
                                                                                               Class C
Class A before tax                                          3.85%      6.68%        8.44%           --
Class A after tax on distributions                          1.75%      3.70%        5.13%           --
Class A after tax on distributions, with sale               2.42%      3.80%        5.11%           --
Class B before tax                                          2.99%      6.62%        8.33%           --
Class C before tax (began 5-1-98)                           6.99%      6.92%           --        5.69%
------------------------------------------------------------------------------------------------------
Index 1                                                    10.87%      6.68%        8.27%        5.28%
Index 2                                                     3.42%      7.39%        7.43%        6.32%
Index 3                                                    10.35%      8.79%        7.60%        7.69%

[GRAPHIC] MAIN RISKS

The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o    Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------
[GRAPHIC] YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                                        Class A      Class B     Class C
------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                                     4.50%         none        none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                        none(2)        5.00%       1.00%

------------------------------------------------------------------------------------------------------------
Annual operating expenses                                                   Class A     Class B     Class C
------------------------------------------------------------------------------------------------------------

Management fee                                                                0.36%       0.36%        0.36%
Distribution and service (12b-1) fees                                         0.30%       1.00%        1.00%
Other expenses                                                                0.24%       0.24%        0.24%
Total fund operating expenses                                                 0.90%       1.60%        1.60%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------------------
Expenses                                        Year 1      Year 3      Year 5      Year 10
--------------------------------------------------------------------------------------------

Class A                                           $538        $724        $926       $1,508
Class B with redemption                           $663        $805      $1,071       $1,713
Class B without redemption                        $163        $505        $871       $1,713
Class C with redemption                           $263        $505        $871       $1,900
Class C without redemption                        $163        $505        $871       $1,900

(1)  A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."


--------------------------------------------------------------------------------
PORTFOLIO MANAGERS

Frederick L. Cavanaugh, Jr.
Joined fund team in 1986

Daniel S. Janis, III
Joined fund team in 1999

John F. Iles
Joined fund team in 2005

Managers share investment strategy
and decisions

See page 25 for the management biographies.



FUND CODES
Class A             Ticker              JHFIX
                    CUSIP               410227102
                    Newspaper           StrIncA
                    SEC number          811-4651
                    JH fund number      91

Class B             Ticker              STIBX
                    CUSIP               410227300
                    Newspaper           StrIncB
                    SEC number          811-4651
                    JH fund number      191

Class C             Ticker              JSTCX
                    CUSIP               410227888
                    Newspaper           StrIncC
                    SEC number          811-4651
                    JH fund number      591

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
o    A front-end sales charge, as described at right.

o Distribution and service (12b-1) fees of 0.25% (0.30% for Bond and Strategic Income).

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------
o    No front-end sales charge; all your money goes to work for you right away.

o    Distribution and service (12b-1) fees of 1.00%.

o    A deferred sales charge, as described on following page.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
o    No front-end sales charge; all your money goes to work for you right away.

o    Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other share classes of of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer receives a percentage of these sales charges and fees. In addition, John Hancock Funds, LLC may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information.


Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------
                                            As a % of               As a % of
Your investment                        offering price*        your investment
Up to $99,999                                   4.50%                   4.71%
$100,000 - $249,999                             3.75%                   3.90%
$250,000 - $499,999                             2.75%                   2.83%
$500,000 - $999,999                             2.00%                   2.04%
$1,000,000 and over                         See below

*Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R shares of John Hancock mutual funds. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase a fund's Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the funds' Web site at www.jhfunds.com. You may also consult your broker or financial representative, or refer to the section entitled "Initial Sales Charge on Class A Shares" in a fund's Statement of Additional Information. You may request a Statement of Additional Information from your broker or financial representative, access the funds' Web site at www.jhfunds.com, or call 1-800-225-5291.

Investments of $1 million or more Class A shares are available with no front-end sales charge. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
Class A deferred charges on $1 million + investments
--------------------------------------------------------------------------------
                                                               CDSC on shares
Your investment                                                    being sold
First $1M - $4,999,999                                                  1.00%
Next $1 - $5M above that                                                0.50%
Next $1 or more above that                                              0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends.


14  YOUR ACCOUNT

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:


--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------
                                                                      CDSC on
Years after                                                       fund shares
purchase                                                           being sold
1st year                                                                5.00%
2nd year                                                                4.00%
3rd year                                                                3.00%
4th year                                                                3.00%
5th year                                                                2.00%
6th year                                                                1.00%
After 6th year                                                           none

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------
Years after purchase                                                     CDSC
1st year                                                                1.00%
After 1st year                                                           none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $100,000 in a fund's Class A shares during the next 13 months. The calculation of this amount would include Accumulations and Combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the funds agree to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

o Combination Privilege -- lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial investments must total at least $250 per account opened), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).



                                                                YOUR ACCOUNT  15

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o    to make payments through certain systematic withdrawal plans

o certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs

o    redemptions pursuant to a fund's right to liquidate an account less than
     $1,000

o redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

o    to make certain distributions from a retirement plan

o    because of shareholder death or disability

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

o financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC

o fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

o individuals transferring assets held in a SIMPLE IRA, SEP SARSEP invested in John Hancock funds directly to an IRA

o individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a ROTH IRA

o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

o participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply)

o certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).


Other waivers Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

o exchanges from one John Hancock Fund to the same class of any other John Hancock Fund (see "Transaction Policies" in this prospectus for additional details)

o dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details)

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1    Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:
     o    non-retirement account: $1,000
     o    retirement account: $500
     o    group investments: $250
     o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

 o there is no minimum initial investment for fee-based or wrap accounts of selling firms who have executed a fee-based or wrap agreement with John Hancock Funds, LLC

3 All shareholders must complete the account application, carefully following the instructions. When opening a corporate account, you must submit: (1) a new account application; (2) a corporate business/organization resolution certified within the past 12 months or a John Hancock Funds business/organization certification form; and (3) articles of incorporation or a government-issued business license. When opening a trust account, you must submit: (1) a new account application and (2) a copy of the trust document certified within the past 12 months. You must notify your financial representative or Signature Services if this information changes. Signature Services reserves the right to require additional documentation prior to opening any account. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


16  YOUR ACCOUNT

------------------------------------------------------------------------------------------------------------------------------------
Buying shares
------------------------------------------------------------------------------------------------------------------------------------
            Opening an account                                          Adding to an account
------------------------------------------------------------------------------------------------------------------------------------
By check
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]  o  Make out a check for the investment amount, payable to    o  Make out a check for the investment amount payable to
              "John Hancock Signature Services, Inc."                     "John Hancock Signature Services, Inc."

           o  Deliver the check and your completed application to       o  Fill out the detachable investment slip from an account
              your financial representative, or mail them to               statement. If no slip is available, include a note
              Signature Services (address below).                          specifying the fund name, your share class, your
                                                                           account number and the name(s) in which the account is
                                                                           registered.

                                                                        o  Deliver the check and your investment slip or note to
                                                                           your financial representative, or mail them to Signature
                                                                           Services (address below).

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]  o  Call your financial representative or Signature           o  Log on to www.jhfunds.com to process exchanges between
              Services to request an exchange.                             funds.

                                                                        o  Call EASI-Line for automated service 24 hours a day using your touch-tone phone at 1-800-338-8080.

                                                                        o  Call your financial representative or Signature Services to request an exchange.

------------------------------------------------------------------------------------------------------------------------------------
By wire
------------------------------------------------------------------------------------------------------------------------------------

[GRAPHIC]  o  Deliver your completed application to your financial      o  Obtain wiring instructions by calling Signature Services.
              representative, or mail it to Signature Services.
                                                                        o  Instruct your bank to wire the amount of your investment.
           o  Obtain your account number by calling your financial
              representative or Signature Services.                     Specify the fund name, your share class, your account number and the name(s) in which the account is registered. Your
           o  Obtain wiring instructions by calling Signature Services. bank may charge a fee to wire funds.

           o  Instruct your bank to wire the amount of your investment.

           Specify the fund name, your choice of share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

------------------------------------------------------------------------------------------------------------------------------------
By internet
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]  See "By exchange" and "By wire."                             o  Verify that your bank or credit union is a member of the
                                                                           Automated Clearing House (ACH) system.

                                                                        o  Complete the "Bank Information" section on your account application.

                                                                        o  Log on to www.jhfunds.com to initiate purchases using
                                                                           your authorized bank account.
------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]  See "By exchange" and "By wire."                             o  Verify that your bank or credit union is a member of the
                                                                           Automated Clearing House (ACH) system.

                                                                        o  Complete the "Bank Information" section on your account application.

                                                                        o  Call EASI-Line for automated service 24 hours a day using your touch-tone phone at 1-800-338-8080.

                                                                        o  Call your financial representative or call Signature
                                                                           Services between 8 A.M. and 7 P.M. Eastern Time on most
                                                                           business days.

                                                                        To open or add to an account using the Monthly Automatic
                                                                        Accumulation Program, see "Additional investor services."




--------------------------------------------------------------------------------
Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

--------------------------------------------------------------------------------


                                                                YOUR ACCOUNT  17

------------------------------------------------------------------------------------------------------------------------------------
Selling shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                        To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------------------
By letter
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]  o  Accounts of any type.                                     o  Write a letter of instruction or complete a stock power indicating the fund name, your share class, your account
           o  Sales of any amount.                                         number, the name(s) in which the account is registered
                                                                           and the dollar value or number of shares you wish to
                                                                           sell.

                                                                        o  Include all signatures and any additional documents that may be required (see next page).

                                                                        o  Mail the materials to Signature Services.

                                                                        o  A check will be mailed to the name(s) and address in
                                                                           which the account is registered, or otherwise according
                                                                           to your letter of instruction.

------------------------------------------------------------------------------------------------------------------------------------
By internet
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]  o  Most accounts.                                            o  Log on to www.jhfunds.com to initiate redemptions from
                                                                           your funds.
           o  Sales of up to $100,000.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]  o  Most accounts.                                            o  Call EASI-Line for automated service 24 hours a day using your touch-tone phone at 1-800-338-8080.
           o  Sales of up to $100,000.
                                                                        o  Call your financial representative or call Signature
                                                                           Services between 8 A.M. and 7 P.M. Eastern Time on most
                                                                           business days.

------------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]  o  Requests by letter to sell any amount.                    o  To verify that the Internet or telephone redemption
                                                                           privilege is in place on an account, or to request the
           o  Requests by Internet or phone to sell up to $100,000.        form to add it to an existing account, call Signature
                                                                           Services.

                                                                        o  Amounts of $1,000 or more will be wired on the next
                                                                           business day. A $4 fee will be deducted from your
                                                                           account.

                                                                        o  Amounts of less than $1,000 may be sent by EFT or by
                                                                           check. Funds from EFT transactions are generally
                                                                           available by the second business day. Your bank may
                                                                           charge a fee for this service.

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]  o  Accounts of any type.                                     o  Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial
           o  Sales of any amount.                                         representative or Signature Services.

                                                                        o  Log on to www.jhfunds.com to process exchanges between
                                                                           your funds.

                                                                        o  Call EASI-Line for automated service 24 hours a day using your touch-tone phone at 1-800-338-8080.

                                                                        o  Call your financial representative or Signature Services to request an exchange.

------------------------------------------------------------------------------------------------------------------------------------
By check
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]  o  Government Income, Investment Grade Bond and Strategic    o  Request checkwriting on your account application.
              Income only.
                                                                        o  Verify that the shares to be sold were purchased more
           o  Any account with checkwriting privileges.                    than 10 days earlier or were purchased by wire.

           o  Sales of over $100 and up to $100,000.                    o  Write a check for any amount over $100 and up to
                                                                           $100,000.



18  YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o  your address of record has changed within the past 30 days

o  you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.


------------------------------------------------------------------------------------------------------------------------------------
Seller                                                                  Requirements for written requests
------------------------------------------------------------------------------------------------------------------------------------

Owners of individual, joint, or UGMA/UTMA accounts                      o  Letter of instruction.
(custodial accounts for minors).
                                                                        o  On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is
                                                                           registered.

                                                                        o  Signature guarantee if applicable (see above).

Owners of corporate, sole proprietorship, general partner or            o  Letter of instruction.
association accounts.
                                                                        o  Corporate business/organization resolution, certified
                                                                           within the past 12 months, or a John Hancock Funds
                                                                           business/organization certification form.

                                                                        o  On the letter and the resolution, the signature of the
                                                                           person(s) authorized to sign for the account.

                                                                        o  Signature guarantee if applicable (see above).

Owners or trustees of trust accounts.                                   o  Letter of instruction.

                                                                        o  On the letter, the signature(s) of the trustee(s).

                                                                        o  Copy of the trust document certified within the past 12 months or a John Hancock Funds trust certification form.

                                                                        o  Signature guarantee if applicable (see above).


Joint tenancy shareholders with rights of survivorship with             o  Letter of instruction signed by surviving tenant.
a deceased co-tenant(s).
                                                                        o  Copy of death certificate.


                                                                        o  Signature guarantee if applicable (see above).

Executors of shareholder estates.                                       o  Letter of instruction signed by executor.

                                                                        o  Copy of order appointing executor, certified within the past 12 months.

                                                                        o  Signature guarantee if applicable (see above).

Administrators, conservators, guardians and other sellers or            o  Call 1-800-225-5291 for instructions.
account types not listed above.


--------------------------------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

--------------------------------------------------------------------------------


To sell shares through a systematic withdrawal plan, see "Additional investor services."


                                                                YOUR ACCOUNT  19

--------------------------------------------------------------------------------

TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). Each fund generally values its portfolio of fixed-income securities, equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available, or are considered by the Adviser to be unreliable, a fund will use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the Statement of Additional Information (SAI).

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.


At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the



20  YOUR ACCOUNT
redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies The funds' board of trustees has adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the funds believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a signifi-cant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the funds.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase a fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

o A fund that invests a significant portion of its assets in small-or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.


YOUR ACCOUNT  21

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares The funds no longer issue share certifi-cates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

o    after any changes of name or address of the registered owner(s)

o    in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally declare dividends daily and pay them monthly. Capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year. Most of these funds' dividends are income dividends. Your dividends begin accruing the day after the fund receives payment and continue through the day your shares are actually sold.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your account may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.


22  YOUR ACCOUNT

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP)
MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o    Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o    Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional, Roth and Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Fund securities The funds' portfolio securities disclosure policy can be found in each fund's Statement of Additional Information and on the funds' Web site, www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the funds' Web site each month on a one month lag and is available on the funds' Web site until a fund files its next form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds' Web site.



YOUR ACCOUNT  23

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock income funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the Government Income, High Yield and Investment Grade Bond funds have the power to change these funds' respective investment goals without shareholder approval.

The trustees of Bond, Government Income, High Yield and Investment Grade Bond funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide shareholders with written notice at least 60 days prior to a change in its 80% investment policy.

Management fees The management fees paid to the investment adviser by the John Hancock income funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                                            % of net assets
--------------------------------------------------------------------------------

Bond                                                                    0.50%
Government Income                                                       0.55%*
High Yield                                                              0.51%
Investment Grade Bond                                                   0.40%
Strategic Income                                                        0.36%


*After expense reimbursement.

                                                            ------------
                                                            Shareholders  -----------------------------
                                                            ------------                              |
                                                                  |                                   |
                                                                  |                                   |
  ---                                        -------------------------------------------              |
   ^                                                Financial services firms and                      |
   |                                                    their representatives                         |
   |                                                                                                  |
   |                                  |----  Advise current and prospective shareholders  ------------|
   |       Distribution and           |          on their fund investments, often in                  |
   |     shareholder services         |       the context of an overall financial plan.               |
   |                                  |      -------------------------------------------              |
   |                                  |                                                               |
   |               -------------------------------------------             -------------------------------------------------
   |                          Principal distributor                                         Transfer agent
   |
   |                         John Hancock Funds, LLC                             John Hancock Signature Services, Inc.
   |
   |                Markets the funds and distributes shares                Handles shareholder services, including record-
   |               through selling brokers, financial planners             keeping and statements, distribution of dividends
   v                  and other financial representatives.                     and processing of buy and sell requests.
  ---              -------------------------------------------             -------------------------------------------------
                                      |                                                               |
                                      |                                                               |
                                      |--------------------------------|------------------------------|
                                                                       |
                                      -------------------------------  |   -------------------------------------                 ---
                                            Investment adviser         |                 Custodian                                ^

                                        John Hancock Advisers, LLC     |           The Bank of New York                           |
                                            601 Congress Street        |              One Wall Street                   Asset     |
                                           Boston, MA 02210-2805       |            New York, NY 10286               management   |
                                                                       |                                                          |
                                      Manages the funds' business and  |   Holds the funds' assets, settles all                   |
                                          investment activities.       |   portfolio trades and collects most of                  |
                                      -------------------------------  |      the valuation data required for                     |
                                                     |                 |       calculating each fund's NAV.                       v
                                                     |                 |   -------------------------------------                 ---

                                                     |                 |                    |
                                                     ------------------|---------------------
                                                                       |
                                                         ------------------------------
                                                                    Trustees

                                                         Oversee the funds' activities.
                                                         ------------------------------


24  FUND DETAILS

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock income funds. It is a brief summary of their business careers over the past five years. The Statement of Additional Information for each fund includes additional information about its portfolio manager(s), including information about their compensation, accounts they manage other than the fund, and their ownership of fund shares, if any.


Arthur N. Calavritinos, CFA
--------------------------------------------------------------------------------
Vice president
Joined John Hancock Advisers in 1988
Began business career in 1986

Frederick L. Cavanaugh, Jr.
--------------------------------------------------------------------------------
Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1975

Barry H. Evans, CFA
--------------------------------------------------------------------------------
Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1986

Jeffrey N. Given, CFA
--------------------------------------------------------------------------------
Joined John Hancock Advisers in 1993
Began business career in 1993

Howard C. Greene, CFA
--------------------------------------------------------------------------------
Senior vice president
Joined John Hancock Advisers in 2002
Vice president at Sun Life Financial Services Company of Canada (1987-2002) Began business career in 1979

John F. Iles
--------------------------------------------------------------------------------
Vice president
Joined John Hancock Advisers in 1999
Began business career in 1984

Daniel S. Janis, III
--------------------------------------------------------------------------------
Vice president
Joined John Hancock Advisers in 1999
Began business career in 1984

Benjamin A. Matthews
--------------------------------------------------------------------------------
Vice president
Joined John Hancock Advisers in 1995
Began business career in 1970


FUND DETAILS  25

FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Bond Fund

Figures for the years ended 5-31-03, 5-31-04 and 5-31-05 were audited by PricewaterhouseCoopers LLP.


CLASS A SHARES  PERIOD ENDED                                         5-31-01(1)    5-31-02(1)     5-31-03     5-31-04     5-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $13.93        $14.69         $14.71      $15.69      $14.98
Net investment income(3)                                                0.92          0.82           0.72        0.70        0.67
Net realized and unrealized gain (loss) on investments                  0.76          0.06           1.02      (0.65)        0.38
Total from investment operations                                        1.68          0.88           1.74        0.05        1.05
Less distributions
From net investment income                                            (0.92)        (0.86)         (0.76)      (0.76)      (0.73)
Net asset value, end of period                                        $14.69        $14.71         $15.69      $14.98      $15.30
Total return(4) (%)                                                    12.38          6.10          12.26        0.31        7.11(5)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $1,140        $1,144         $1,192      $1,047      $1,012
Ratio of expenses to average net assets (%)                             1.12          1.11           1.12        1.09        1.05
Ratio of adjusted expenses to average net assets(6) (%)                   --            --             --          --        1.06
Ratio of net investment income to average net assets (%)                6.38          5.51           4.84        4.55        4.41
Portfolio turnover (%)                                                   235           189            273         241         139

CLASS B SHARES  PERIOD ENDED                                         5-31-01(1)    5-31-02(1),(2)   5-31-03     5-31-04     5-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $13.93        $14.69         $14.71      $15.69      $14.98
Net investment income(3)                                                0.83          0.72           0.62        0.59        0.57
Net realized and unrealized gain (loss) on investments                  0.76          0.06           1.02      (0.65)        0.37
Total from investment operations                                        1.59          0.78           1.64      (0.06)        0.94
Less distributions
From net investment income                                            (0.83)        (0.76)         (0.66)      (0.65)      (0.62)
Net asset value, end of period                                        $14.69        $14.71         $15.69      $14.98      $15.30
Total return(4) (%)                                                    11.64          5.37          11.48      (0.39)        6.37(5)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                 $218          $236           $233        $164        $128
Ratio of expenses to average net assets (%)                             1.78          1.81           1.82        1.79        1.75
Ratio of adjusted expenses to average net assets(6) (%)                   --            --             --          --        1.76
Ratio of net investment income to average net assets (%)                5.71          4.81           4.15        3.84        3.70
Portfolio turnover (%)                                                   235           189            273         241         139



26  FUND DETAILS

CLASS C SHARES  PERIOD ENDED                                         5-31-01(1)    5-31-02(1),(2)   5-31-03     5-31-04     5-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $13.93        $14.69         $14.71      $15.69      $14.98
Net investment income(3)                                                0.82          0.72           0.62        0.59        0.57
Net realized and unrealized gain (loss) on investments                  0.76          0.06           1.02      (0.64)        0.37
Total from investment operations                                        1.58          0.78           1.64      (0.05)        0.94
Less distributions
From net investment income                                            (0.82)        (0.76)         (0.66)      (0.66)      (0.62)
Net asset value, end of period                                        $14.69        $14.71         $15.69      $14.98      $15.30
Total return(4) (%)                                                    11.60          5.36          11.48      (0.39)        6.37(5)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                  $26           $44            $45         $32        $ 28
Ratio of expenses to average net assets (%)                             1.82          1.81           1.82        1.79        1.75
Ratio of adjusted expenses to average net assets(6) (%)                   --            --             --          --        1.76
Ratio of net investment income to average net assets (%)                5.66          4.81           4.15        3.84        3.71
Portfolio turnover (%)                                                   235           189            273         241         139

(1)  Audited by previous auditor.
(2) As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.04, increase net realized and unrealized gains per share by $0.04 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 5.81%, 5.11% and 5.09% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.
(3)  Based on the average of the shares outstanding.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Total return would have been lower had certain expenses not been reduced during the period shown.
(6)  Does not take into effect expense reductions during the period shown.

--------------------------------------------------------------------------------
The following returns are not audited and are not part of the audited financial highlights presented above:
Without the expense reductions, returns for the year ended May 31, 2005 would have been 7.10% for Class A, 6.36% for Class B and 6.36% for Class C.


FUND DETAILS  27

Government Income Fund
Figures for the years ended 5-31-03, 5-31-04 and 5-31-05 were audited by Deloitte & Touche LLP.

CLASS A SHARES  PERIOD ENDED                                         5-31-01(1)    5-31-02(1),(2)   5-31-03     5-31-04     5-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $8.58         $9.06          $9.21       $9.82       $9.16
Net investment income(3)                                                0.55          0.47           0.36        0.30        0.33
Net realized and unrealized gain (loss) on investments                  0.48          0.19           0.65      (0.61)        0.15
Total from investment operations                                        1.03          0.66           1.01      (0.31)        0.48
Less distributions
From net investment income                                            (0.55)        (0.51)         (0.40)      (0.35)      (0.38)
Net asset value, end of period                                         $9.06         $9.21          $9.82       $9.16       $9.26
Total return(4),(5) (%)                                                12.26          7.37          11.12      (3.13)        5.31
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                 $521          $532           $565        $456        $415
Ratio of expenses to average net assets (%)                             1.02          1.04           1.04        1.07        1.07
Ratio of adjusted expenses to average net assets(6) (%)                 1.15          1.17           1.17        1.17        1.12
Ratio of net investment income to average net assets (%)                6.13          5.04           3.76        3.20        3.57
Portfolio turnover (%)                                                    68           110            400         411         316

CLASS B SHARES  PERIOD ENDED                                         5-31-01(1)    5-31-02(1),(2)   5-31-03     5-31-04     5-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $8.58         $9.06          $9.21       $9.82       $9.16
Net investment income(3)                                                0.48          0.40           0.28        0.23        0.26
Net realized and unrealized gain (loss) on investments                  0.48          0.19           0.65      (0.61)        0.15
Total from investment operations                                        0.96          0.59           0.93      (0.38)        0.41
Less distributions
From net investment income                                            (0.48)        (0.44)         (0.32)      (0.28)      (0.31)
Net asset value, end of period                                         $9.06         $9.21          $9.82       $9.16       $9.26
Total return(4),(5) (%)                                                11.44          6.57          10.30      (3.85)        4.53
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                  $93           $86           $128         $63         $44
Ratio of expenses to average net assets (%)                             1.75          1.79           1.79        1.82        1.82
Ratio of adjusted expenses to average net assets(6) (%)                 1.88          1.92           1.92        1.92        1.87
Ratio of net investment income to average net assets (%)                5.41          4.29           2.97        2.39        2.82
Portfolio turnover (%)                                                    68           110            400         411         316

CLASS C SHARES  PERIOD ENDED                                         5-31-01(1)    5-31-02(1),(2)   5-31-03     5-31-04     5-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $8.58         $9.06          $9.21       $9.82       $9.16
Net investment income(3)                                                0.48          0.40           0.27        0.22        0.26
Net realized and unrealized gain (loss) on investments                  0.48          0.19           0.66      (0.60)        0.15
Total from investment operations                                        0.96          0.59           0.93      (0.38)        0.41
Less distributions
From net investment income                                            (0.48)        (0.44)         (0.32)      (0.28)      (0.31)
Net asset value, end of period                                         $9.06         $9.21          $9.82       $9.16       $9.26
Total return(4),(5) (%)                                                11.42          6.57          10.30      (3.85)        4.53
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   $2            $7            $26         $8           $6
Ratio of expenses to average net assets (%)                             1.77          1.79           1.79       1.82         1.82
Ratio of adjusted expenses to average net assets(6) (%)                 1.90          1.92           1.92       1.92         1.87
Ratio of net investment income to average net assets (%)                5.30          4.29           2.86       2.31         2.83
Portfolio turnover (%)                                                    68           110            400        411          316

(1)  Audited by previous auditor.
(2) As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.04, increase net realized and unrealized gains per share by $0.04 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 5.49%, 4.74% and 4.74% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.
(3)  Based on the average of the shares outstanding.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(6) Does not take into consideration expense reductions during the periods shown.

--------------------------------------------------------------------------------
The following returns are not audited and are not part of the audited financial highlights presented above:
Without the expense reductions, returns for the years ended May 31, 2001, 2002, 2003, 2004 and 2005 would have been 12.13%, 7.24%, 10.99%, (3.23%) and 5.26% for
Class A, 11.31%, 6.44%, 10.17%, (3.95%) and 4.48% for Class B and 11.29%, 6.44%,
10.17%, (3.95%) and 4.48% for Class C, respectively.


28  FUND DETAILS

High Yield Fund
Figures for the years ended 5-31-03, 5-31-04 and 5-31-05 were audited by Deloitte & Touche LLP.

CLASS A SHARES  PERIOD ENDED                                         5-31-01(1)    5-31-02(1),(2)   5-31-03     5-31-04     5-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $5.87         $5.11          $4.72       $4.69       $5.05
Net investment income(3)                                                0.65          0.47           0.45        0.42        0.38
Net realized and unrealized gain (loss) on investments                (0.76)        (0.32)         (0.01)        0.37        0.02
Total from investment operations                                      (0.11)          0.15           0.44        0.79        0.40
Less distributions
From net investment income                                            (0.65)        (0.54)         (0.47)      (0.43)      (0.40)
Net asset value, end of period                                         $5.11         $4.72          $4.69       $5.05       $5.05
Total return(4) (%)                                                   (1.82)          3.59          11.05       17.18        8.09
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                 $228          $254           $297        $343        $347
Ratio of expenses to average net assets (%)                             0.99          1.02           1.04        0.96        1.00
Ratio of net investment income to average net assets (%)               10.87          9.85          10.54        8.09        7.49
Portfolio turnover (%)                                                    57            69             49          49          30

CLASS B SHARES  PERIOD ENDED                                         5-31-01(1)    5-31-02(1),(2)   5-31-03     5-31-04     5-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $5.87         $5.11          $4.72       $4.69       $5.05
Net investment income(3)                                                0.61          0.43           0.42        0.39        0.34
Net realized and unrealized gain (loss) on investments                (0.76)        (0.32)         (0.01)        0.37        0.02
Total from investment operations                                      (0.15)          0.11           0.41        0.76        0.36
Less distributions
From net investment income                                            (0.61)        (0.50)         (0.44)      (0.40)      (0.36)
Net asset value, end of period                                         $5.11         $4.72          $4.69       $5.05       $5.05
Total return(4) (%)                                                   (2.51)          2.81          10.23       16.31        7.30
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                 $571          $515           $512        $481        $385
Ratio of expenses to average net assets (%)                             1.68          1.77           1.79        1.72        1.74
Ratio of net investment income to average net assets (%)               10.87          9.10           9.92        7.43        6.78
Portfolio turnover (%)                                                    57            69             49          49          30

CLASS C SHARES  PERIOD ENDED                                         5-31-01(1)    5-31-02(1),(2)   5-31-03     5-31-04     5-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $5.87         $5.11          $4.72       $4.69       $5.05
Net investment income(3)                                                0.61          0.43           0.41        0.38        0.34
Net realized and unrealized gain (loss) on investments                (0.76)        (0.32)             --(5)     0.38        0.02
Total from investment operations                                      (0.15)          0.11           0.41        0.76        0.36
Less distributions
From net investment income                                            (0.61)        (0.50)         (0.44)      (0.40)      (0.36)
Net asset value, end of period                                         $5.11         $4.72          $4.69       $5.05       $5.05
Total return(4) (%)                                                   (2.57)          2.81          10.23       16.31        7.29
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                  $40           $61           $108        $134        $131
Ratio of expenses to average net assets (%)                             1.74          1.77           1.79        1.72        1.75
Ratio of net investment income to average net assets (%)               10.87          9.10           9.72        7.33        6.74
Portfolio turnover (%)                                                    57            69             49          49          30

(1)  Audited by previous auditor.
(2) As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 10.16%, 9.41% and 9.41% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.
(3)  Based on the average of the shares outstanding.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)  Less than $0.01 per share.


FUND DETAILS  29

Investment Grade Bond Fund
Figures for the years ended 5-31-03, 5-31-04 and 5-31-05 were audited by Deloitte & Touche LLP.

CLASS A SHARES  PERIOD ENDED                                         5-31-01(1)    5-31-02(1),(2)   5-31-03     5-31-04     5-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $9.18         $9.64          $9.78      $10.47       $9.92
Net investment income(3)                                                0.60          0.48           0.43        0.40        0.39
Net realized and unrealized gain (loss) on investments                  0.46          0.19           0.75      (0.50)        0.18
Total from investment operations                                        1.06          0.67           1.18      (0.10)        0.57
Less distributions
From net investment income                                            (0.60)        (0.53)         (0.49)      (0.45)      (0.43)
Net asset value, end of period                                         $9.64         $9.78         $10.47       $9.92      $10.06
Total return(4) (%)                                                    11.83          6.97          12.35      (0.97)        5.79(5)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                 $145          $159           $176        $144        $136
Ratio of expenses to average net assets (%)                             1.05          1.02           1.03        1.03        1.03
Ratio of adjusted expenses to average net assets(6) (%)                   --            --             --          --        1.04
Ratio of net investment income to average net assets (%)                6.30          4.93           4.30        3.92        3.86
Portfolio turnover (%)                                                   328           573            693         312         222

CLASS B SHARES  PERIOD ENDED                                         5-31-01(1)    5-31-02(1),(2)   5-31-03     5-31-04     5-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $9.18         $9.64          $9.78      $10.47       $9.92
Net investment income(3)                                                0.53          0.41           0.36        0.32        0.32
Net realized and unrealized gain (loss) on investments                  0.46          0.19           0.74      (0.50)        0.17
Total from investment operations                                        0.99          0.60           1.10      (0.18)        0.49
Less distributions
From net investment income                                            (0.53)        (0.46)         (0.41)      (0.37)      (0.35)
Net asset value, end of period                                         $9.64         $9.78         $10.47       $9.92      $10.06
Total return(4) (%)                                                    11.03          6.18          11.52      (1.71)        5.01(5)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                  $28           $35            $55         $33         $22
Ratio of expenses to average net assets (%)                             1.77          1.77           1.78        1.78        1.78
Ratio of adjusted expenses to average net assets(6) (%)                   --            --             --          --        1.79
Ratio of net investment income to average net assets (%)                5.59          4.18           3.54        3.17        3.12
Portfolio turnover (%)                                                   328           573            693         312         222

CLASS C SHARES  PERIOD ENDED                                         5-31-01(1)    5-31-02(1),(2)   5-31-03     5-31-04     5-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $9.18         $9.64          $9.78      $10.47       $9.92
Net investment income(3)                                                0.53          0.40           0.35        0.32        0.32
Net realized and unrealized gain (loss) on investments                  0.46          0.19           0.75      (0.50)        0.17
Total from investment operations                                        0.99          0.59           1.10      (0.18)        0.49
Less distributions
From net investment income                                            (0.53)        (0.45)         (0.41)      (0.37)      (0.35)
Net asset value, end of period                                         $9.64         $9.78         $10.47       $9.92      $10.06
Total return(4) (%)                                                    11.00          6.17          11.52      (1.71)        5.00(5)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   $2            $7            $12         $10          $8
Ratio of expenses to average net assets (%)                             1.80          1.77           1.78        1.78        1.78
Ratio of adjusted expenses to average net assets(6) (%)                   --            --             --          --        1.79
Ratio of net investment income to average net assets (%)                5.42          4.18           3.48        3.17        3.12
Portfolio turnover (%)                                                   328           573            693         312         222

(1)  Audited by previous auditor.
(2) As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.05, increase net realized and unrealized gains per share by $0.05 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 5.42%, 4.67% and 4.67% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.
(3)  Based on the average of the shares outstanding.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Total return would have been lower had certain expenses not been reduced during the period shown.
(6) Does not take into consideration expense reductions during the period shown.

--------------------------------------------------------------------------------
The following returns are not audited and are not part of the audited financial highlights presented above:
Without the expense reductions, returns for the year ended May 31, 2005 would have been 5.78% for Class A, 5.00% for Class B and 4.99% for Class C.


30  FUND DETAILS

Strategic Income Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES  PERIOD ENDED                                         5-31-01       5-31-02(1)     5-31-03     5-31-04     5-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $6.97         $6.61          $6.49       $7.08       $6.69
Net investment income(2)                                                0.57          0.46           0.38        0.35        0.31
Net realized and unrealized gain (loss) on investments                (0.36)        (0.07)           0.65      (0.19)        0.39
Total from investment operations                                        0.21          0.39           1.03        0.16        0.70
Less distributions
From net investment income                                            (0.56)        (0.46)         (0.44)      (0.40)      (0.36)
From net realized gain                                                    --            --             --      (0.15)      (0.04)
From capital paid-in                                                  (0.01)        (0.05)             --          --          --
                                                                      (0.57)        (0.51)         (0.44)      (0.55)      (0.40)
Net asset value, end of period                                         $6.61         $6.49          $7.08       $6.69       $6.99
Total return(3) (%)                                                     3.15          6.22          16.50        2.23       10.58
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                 $512          $508           $595        $657        $764
Ratio of expenses to average net assets (%)                             0.93          0.93           0.95        0.90        0.90
Ratio of net investment income to average net assets (%)                8.40          7.06           5.82        5.10        4.48
Portfolio turnover (%)                                                    48            69             71          42          29

CLASS B SHARES  PERIOD ENDED                                         5-31-01       5-31-02(1)     5-31-03     5-31-04     5-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $6.97         $6.61          $6.49       $7.08       $6.69
Net investment income(2)                                                0.52          0.42           0.34        0.31        0.26
Net realized and unrealized gain (loss) on investments                (0.35)        (0.08)           0.64      (0.20)        0.39
Total from investment operations                                        0.17          0.34           0.98        0.11        0.65
Less distributions
From net investment income                                            (0.52)        (0.42)         (0.39)      (0.35)      (0.31)
From net realized gain                                                    --            --             --      (0.15)      (0.04)
From capital paid-in                                                  (0.01)        (0.04)             --          --          --
                                                                      (0.53)        (0.46)         (0.39)      (0.50)      (0.35)
Net asset value, end of period                                         $6.61         $6.49          $7.08       $6.69       $6.99
Total return(3) (%)                                                     2.44          5.49          15.69        1.52        9.81
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                 $555          $556           $613        $529        $460
Ratio of expenses to average net assets (%)                             1.63          1.63           1.65        1.60        1.60
Ratio of net investment income to average net assets (%)                7.69          6.36           5.13        4.41        3.79
Portfolio turnover (%)                                                    48            69             71          42          29

CLASS C SHARES  PERIOD ENDED                                         5-31-01       5-31-02(1)     5-31-03     5-31-04     5-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $6.97         $6.61          $6.49       $7.08       $6.69
Net investment income(2)                                                0.52          0.42           0.33        0.31        0.26
Net realized and unrealized gain (loss) on investments                (0.35)        (0.08)           0.65      (0.20)        0.39
Total from investment operations                                        0.17          0.34           0.98        0.11        0.65
Less distributions
From net investment income                                            (0.52)        (0.42)         (0.39)      (0.35)      (0.31)
From net realized gain                                                    --            --             --      (0.15)      (0.04)
From capital paid-in                                                  (0.01)        (0.04)             --          --          --
                                                                      (0.53)        (0.46)         (0.39)      (0.50)      (0.35)
Net asset value, end of period                                         $6.61         $6.49          $7.08       $6.69       $6.99
Total return(3) (%)                                                     2.43          5.49          15.69        1.52        9.81
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                  $69          $121           $256        $279        $282
Ratio of expenses to average net assets (%)                             1.63          1.64           1.65        1.60        1.60
Ratio of net investment income to average net assets (%)                7.65          6.35           4.99        4.39        3.79
Portfolio turnover (%)                                                    48            69             71          42          29

(1) As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.03, decrease net realized and unrealized losses per share by $0.03 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 7.59%, 6.89% and 6.88% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.
(2)  Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.


                                                                FUND DETAILS  31

For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock income funds:
Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.


(C)2005 JOHN HANCOCK FUNDS, LLC     INCPN  9/05


To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:
By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-554-6713

In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:
By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov


[LOGO]
John Hancock(R)
John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com


---------------------------------------------

Now available: electronic delivery

www.jhfunds.com/edelivery

---------------------------------------------

JOHN HANCOCK
Income Funds


--------------------------------------------------------------------------------
Prospectus - Institutional Class I                                     9.15.2005
--------------------------------------------------------------------------------

Bond Fund
Investment Grade Bond Fund
Strategic Income Fund




[LOGO]
John Hancock(R)
-------------------
JOHN HANCOCK FUNDS


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------


        JOHN HANCOCK INCOME FUNDS -- INSTITUTIONAL CLASS I
        ------------------------------------------------------------------------

        Bond Fund                                                            4
        Investment Grade Bond Fund                                           6
        Strategic Income Fund                                                8

        YOUR ACCOUNT
        ------------------------------------------------------------------------
        Who can buy shares                                                  10
        Opening an account                                                  10
        Buying shares                                                       11
        Selling shares                                                      12
        Transaction policies                                                14
        Dividends and account policies                                      16
        Additional investor services                                        16

        FUND DETAILS
        ------------------------------------------------------------------------
        Business structure                                                  17
        Management biographies                                              18
        Financial highlights                                                19

        FOR MORE INFORMATION                                        BACK COVER
        ------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

John Hancock Income Funds -- Institutional Class I

These funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

Risks of mutual funds

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

The management firm

All John Hancock income funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of June 30, 2005, managed approximately $34 billion in assets.


--------------------------------------------------------------------------------
Fund information key

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Graphic]   Goal and strategy              [Graphic]   Main risks
            The fund's particular                      The major risk factors
            investment goals and the                   associated with the fund.
            strategies it intends to use
            in pursuing those goals.


[Graphic]   Past performance               [Graphic]  Your expenses
            The fund's total return,                  The overall costs borne
            measured year-by-year and                 by an investor in the
            over time.                                fund, including sales
                                                      charges and annual
                                                      expenses.

Bond Fund

[Graphic] GOAL AND STRATEGY

The fund seeks to generate a high level of current income consistent with prudent investment risk. In pursuing this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of bonds. These may include, but are not limited to, corporate bonds and debentures as well as U.S. government and agency securities. Most of these securities are investment grade, although the fund may invest up to 25% of assets in high yield bonds rated as low as CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of all quality levels and maturities from many different issuers, potentially including U.S. dollar-denominated securities of foreign governments and corporations.

The fund intends to keep its exposure to interest rate movements generally in line with those of its peers. The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities or currencies). The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States.

Under normal circumstances, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[Graphic] PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns
2005 return as of 6-30-05: 2.61%
Best quarter: Q2 '03, 4.07%
Worst quarter: Q2 '04, -2.44%


After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

[THE FOLLOWING IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]


--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------
                                                       2002      2003      2004
                                                       7.83%     8.08%     5.03%


--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-04
--------------------------------------------------------------------------------
                                                                    Life of
                                                        1 year      Class I
Class I before tax (began 9-4-01)                        5.03%        6.52%
Class I after tax on distributions                       3.10%        4.37%
Class I after tax on distributions, with sale            3.24%        4.26%
--------------------------------------------------------------------------------
Lehman Brothers Government/Credit Bond Index             4.19%        6.52%

[Graphic] MAIN RISKS

The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

|_| Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

|_| If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

|_| In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

|_|  Certain derivatives could produce disproportionate losses.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

--------------------------------------------------------------------------------

[Graphic] YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                   0.50%
Other expenses                                   0.15%
Total fund operating expenses                    0.65%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

----------------------------------------------------------------------------------------
Expenses                                Year 1        Year 3        Year 5       Year 10
----------------------------------------------------------------------------------------
Class I                                  $ 66         $208          $362         $810


---------------------------------------------------
PORTFOLIO MANAGERS

Barry H. Evans, CFA
Joined fund team in 2002

Howard C. Greene, CFA
Joined fund team in 2002

Benjamin A. Matthews
Joined fund team in 1995

Managers share investment strategy and decisions

See page 18 for the management biographies.

FUND CODES

Class I           Ticker                    JHBIX
                  CUSIP                     410223408
                  Newspaper                 --
                  SEC number                811-2402
                  JH fund number            431

Investment Grade Bond Fund

[Graphic] GOAL AND STRATEGY

The fund seeks a high level of current income consistent with preservation of capital and maintenance of liquidity. In pursuing this goal, the fund normally invests at least 80% of its assets in investment-grade bonds (securities rated from AAA to BBB). These may include, but are not limited to, corporate bonds and debentures as well as U.S. government and agency securities. Although the fund may invest in bonds of any maturity, it maintains a dollar-weighted average maturity of between three and ten years.

In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of many different issuers, potentially including U.S. dollar-denominated securities of foreign governments and corporations.

The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes or other securities). The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund has traded securities actively in the past, and may continue to do so, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[Graphic] PAST PERFORMANCE


The graph shows the fund's calendar year total return, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns
2005 return as of 6-30-05: 2.18%
Best quarter: Q3 '04, 2.94%
Worst quarter: Q2 '04, -2.45%

After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Lehman Brothers Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

[THE FOLLOWING IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]


--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------
                                                                           2004
                                                                           4.05%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-04
--------------------------------------------------------------------------------
                                                                    Life of
                                                        1 year      Class I
Class I before tax (began 7-28-03)                       4.05%        4.79%
Class I after tax on distributions                       2.33%        3.02%
Class I after tax on distributions, with sale            2.61%        3.05%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index                     4.34%        4.83%

[Graphic] MAIN RISKS

The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

|_| If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

|_| In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

|_|  Certain derivatives could produce disproportionate losses.

|_| Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

--------------------------------------------------------------------------------

[Graphic] YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                   0.40%
Other expenses                                   0.23%
Total fund operating expenses                    0.63%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

----------------------------------------------------------------------------------------
Expenses                                Year 1        Year 3        Year 5       Year 10
----------------------------------------------------------------------------------------
Class I                                  $ 64         $202          $351         $786

----------------------------------------------------
PORTFOLIO MANAGERS

Barry H. Evans, CFA
Joined fund team in 1995

Howard C. Greene, CFA
Joined fund team in 2003

Jeffrey N. Given, CFA
Joined fund team in 1998

Managers share investment strategy and decisions

See page 18 for the management biographies.

FUND CODES

Class I           Ticker                    TIUSX
                  CUSIP                     41014P771
                  Newspaper                 --
                  SEC number                811-3006
                  JH fund number            455

Strategic Income Fund

[Graphic] GOAL AND STRATEGY

The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following types of securities:

|_| foreign government and corporate debt securities from developed and emerging markets

|_|  U.S. government and agency securities

|_|  U.S. high yield bonds

The fund may also invest in preferred stock and other types of debt securities.

Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one sector.

Within each sector, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------

[Graphic] PAST PERFORMANCE


The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns
2005 return as of 6-30-05: 0.44%
Best quarter: Q2 '03, 7.10%
Worst quarter: Q2 '04, -3.16%

After-tax returns
After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Index 1: Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment-grade.
Index 2: Merrill Lynch AAA U.S. Treasury/Agency Master Index, an unmanaged index of fixed-rate U.S. Treasury and agency securities.
Index 3: Citigroup World Government Bond Index, an unmanaged index consisting of approximately 650 securities issued by 18 governments in various countries.

[THE FOLLOWING IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]


--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------
                                                       2002      2003      2004
                                                       7.77%     17.09%    9.17%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-04
--------------------------------------------------------------------------------
                                                                    Life of
                                                        1 year      Class I
Class I before tax (began 9-4-01)                         9.17%       10.50%
Class I after tax on distributions                        6.81%        7.52%
Class I after tax on distributions, with sale             5.86%        7.13%
--------------------------------------------------------------------------------
Index 1                                                  10.87%       10.03%
Index 2                                                   3.42%        5.67%
Index 3                                                  10.35%       12.88%

[Graphic] MAIN RISKS

The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

|_| Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.

|_| If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

|_| Stock investments may go down in value due to stock market movements or negative company or industry events.

|_| In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

|_|  Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------

[Graphic] YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                   0.36%
Other expenses                                   0.17%
Total fund operating expenses                    0.53%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was See page 18 for the management biographies. 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

----------------------------------------------------------------------------------------
Expenses                                Year 1        Year 3        Year 5       Year 10
----------------------------------------------------------------------------------------
Class I                                  $ 54         $170          $296         $665

--------------------------------------------------
PORTFOLIO MANAGERS

Frederick L. Cavanaugh, Jr.
Joined fund team in 1986

Daniel S. Janis, III
Joined fund team in 1999

John F. Iles
Joined fund team in 2005

Managers share investment strategy and decisions

See page 18 for the management biographies.

FUND CODES

Class I           Ticker                    JSTIX
                  CUSIP                     410227839
                  Newspaper                 --
                  SEC number                811-4651
                  JH fund number            491

Your account

--------------------------------------------------------------------------------

WHO CAN BUY SHARES

Class I shares are offered without any sales charge to certain types of investors, as noted below:

     |_|  Retirement and other benefit plans and their participants

     |_|  Rollover assets for participants whose plans are invested in the fund

     |_|  Endowment funds and foundations

     |_| Any state, county or city, or its instrumentality, department, authority or agency

     |_| Accounts registered to insurance companies, trust companies and bank trust departments

     |_|  Investment companies not affiliated with the adviser

     |_| Investors who participate in fee-based, wrap and other investment platform programs

     |_|  Any entity that is considered a corporation for tax purposes

     |_| Fund trustees and other individuals who are affiliated with these and other John Hancock funds

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1    Read this prospectus carefully.

2 Determine if you are eligible, by referring to "Who can buy shares" on the left.

3 Determine how much you want to invest. The minimum initial investment is $10,000. There is no minimum investment for retirement plans with at least 350 eligible employees.

4 All shareholders must complete the account application, carefully following the instructions. When opening a corporate account, you must submit: (1) a new account application; (2) a corporate business/organization resolution certified within the past 12 months or a John Hancock Funds business/organization certification form; and (3) articles of incorporation or a government-issued business license. When opening a trust account, you must submit: (1) a new account application and (2) a copy of the trust document certified within the past 12 months. You must notify your financial representative or Signature Services if this information changes. Signature Services reserves the right to require additional documentation prior to opening any account.

5    Make your initial investment using the table on the next page.

6 If you have questions or need more information, please contact your financial representative or call Signature Services at 1-888-972-8696.

John Hancock Funds, LLC may pay significant compensation out of its own resources to your financial representative. These payments are described in the Statement of Additional Information.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other share classes of the funds, which have their own expense structure, may be offered in separate prospectuses.


10 YOUR ACCOUNT

------------------------------------------------------------------------------------------------------------------------------------
Buying shares
------------------------------------------------------------------------------------------------------------------------------------
                  Opening an account                                         Adding to an account
------------------------------------------------------------------------------------------------------------------------------------
By check
------------------------------------------------------------------------------------------------------------------------------------
[Graphic]        |_|   Make out a check for the investment amount,          |_|   Make out a check for the investment amount
                        payable to "John Hancock Signature Services, Inc."         payable to "John Hancock Signature Services,
                                                                                   Inc."
                  |_|   Deliver the check and your completed application
                        to your financial representative, or mail them to    |_|   If your account statement has a detachable
                        Signature Services (address below).                        investment slip, please complete in its
                                                                                   entirety. If no slip is available, include a
                                                                                   note specifying the fund name(s), your share
                                                                                   class, your account number and the name(s) in
                                                                                   which the account is registered.

                                                                             |_|   Deliver the check and your investment slip or
                                                                                   note to your financial representative, or mail
                                                                                   them to Signature Services (address below).
------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[Graphic]        |_|   Call your financial representative or Signature      |_|    Call your financial representative or Signature
                        Services to request an exchange.                           Services to request an exchange.

                  |_|   You may only exchange for Class I shares or Money    |_|   You may only exchange for Class I shares or Money
                        Market Fund Class A shares.                                Market Fund Class A shares.

------------------------------------------------------------------------------------------------------------------------------------
By wire
------------------------------------------------------------------------------------------------------------------------------------

Graphic]        |_|   Deliver your completed application to your           |_|   Obtain wiring instructions by calling Signature
                        financial representative, or mail it to Signature          Services.
                        Services.
                                                                             |_|   Instruct your bank to wire the amount of your
                  |_|   Obtain your account number by calling your                 investment.
                        financial representative or Signature Services.
                                                                             Specify the fund name(s), your share class, your
                  |_|   Obtain wiring instructions by calling Signature      account number and the name(s) in which the account is
                        Services.                                            registered. Your bank may charge a fee to wire funds.

                  |_| Instruct your bank to wire the amount of your investment.

                  Specify the fund name(s), the share class, the new
                  account number and the name(s) in which the account is
                  registered. Your bank may charge a fee to wire funds.
------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[Graphic]       See "By exchange" and "By wire."                            |_|   Verify that your bank or credit union is a member
                                                                                   of the Automated Clearing House (ACH) system.

                                                                             |_|   Complete the "To Purchase, Exchange or Redeem
                                                                                   Shares via Telephone" and "Bank Information"
                                                                                   sections on your account application.

                                                                             |_|   Call Signature Services between 8:30 A.M. and
                                                                                   5:00 P.M. Eastern Time on most business days to
                                                                                   verify that these features are in place on your
                                                                                   account.

                                                                             |_|   Call your financial representative or Signature
                                                                                   Services with the fund name(s), your share
                                                                                   class, your account number, the name(s) in
                                                                                   which the account is registered and the amount
                                                                                   of your investment.

---------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions
and assistance.
---------------------------------------------------------


                                                                 YOUR ACCOUNT 11

------------------------------------------------------------------------------------------------------------------------------------
Selling shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                             To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------------------
By letter
------------------------------------------------------------------------------------------------------------------------------------


[Graphic]        |_|   Sales of any amount.                                 |_|   Write a letter of instruction indicating the
                                                                                   fund name, your account number, your share
                                                                                   class, the name(s) in which the account is
                                                                                   registered and the dollar value or number of
                                                                                   shares you wish to sell.

                                                                             |_|   Include all signatures and any additional
                                                                                   documents that may be required (see next page).

                                                                             |_|   Mail the materials to Signature Services.

                                                                             |_|   A check or wire will be sent according to your
                                                                                   letter of instruction.

                                                                             |_|   Certain requests will require a Medallion
                                                                                   signature guarantee. Please refer to "Selling
                                                                                   shares in writing" on the next page.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------

[Graphic]        Amounts up to $100,000:                                    |_|   Redemption proceeds of up to $100,000 may be
                  |_|   Most accounts.                                             sent by wire or by check. A check will be
                                                                                   mailed to the exact name(s) and address on the
                                                                                   account.

                                                                             |_|   To place your request with a representative at
                                                                                   John Hancock Funds, call Signature Services
                                                                                   between 8:30 A.M. and 5:00 P.M. Eastern Time on
                                                                                   most business days or your financial
                                                                                   representative.

                  Amounts up to $5 million:                                  |_|   Redemption proceeds exceeding $100,000 must be
                  |_|   Available to the following types of accounts:              wired to your designated bank account.
                        custodial accounts held by banks, trust companies
                        or broker-dealers; endowments and foundations;
                        corporate accounts; group retirement plans; and
                        pension accounts (excluding IRAs, 403(b) plans and
                        all John Hancock custodial retirement accounts).

------------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
------------------------------------------------------------------------------------------------------------------------------------
[Graphic]        |_|   Requests by letter to sell any amount.               |_|   To verify that the telephone redemption
                                                                                   privilege is in place on an account, or to
                  |_|   Requests by phone to sell up to $5 million                 request the forms to add it to an existing
                        (accounts with telephone redemption privileges).           account, call Signature Services.

                                                                             |_|   Amounts of $5 million or more will be wired on
                                                                                   the next business day.

                                                                             |_|   Amounts up to $100,000 may be sent by EFT or by
                                                                                   check. Funds from EFT transactions are
                                                                                   generally available by the second business day.
                                                                                   Your bank may charge a fee for this service.

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[Graphic]        |_|   Sales of any amount.                                 |_|   Obtain a current prospectus for the fund into
                                                                                   which you are exchanging by calling your
                                                                                   financial representative or Signature Services.

                                                                             |_|   You may only exchange for Class I shares or
                                                                                   Money Market Fund Class A shares.

                                                                             |_|   Call your financial representative or Signature
                                                                                   Services to request an exchange.

12 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

|_|  your address of record has changed within the past 30 days

|_| you are selling more than $100,000 worth of shares and are requesting payment by check

|_| you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

|_| you are requesting payment other than by a check/wire mailed to the address/bank of record and payable to the registered owner(s)

You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.


--------------------------------------------------------------------------------------------------------
Seller                                                Requirements for written requests       [Graphic]
--------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts     |_|   Letter of instruction.
(custodial accounts for minors).
                                                      |_|   On the letter, the signatures of all persons
                                                            authorized to sign for the account, exactly
                                                            as the account is registered.

                                                      |_|   Medallion signature guarantee if applicable
                                                            (see above).
--------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general     |_|   Letter of instruction.
partner or association accounts.
                                                      |_|   Corporate business/organization resolution,
                                                            certified within the past 12 months, or a
                                                            John Hancock Funds business/ organization
                                                            certification form.

                                                      |_|   On the letter and the resolution, the
                                                            signature of the person(s) authorized to
                                                            sign for the account.

                                                      |_|   Medallion signature guarantee if applicable
                                                            (see above).
--------------------------------------------------------------------------------------------------------
Owners or trustees of retirement plan,                |_|   Letter of instruction.
pension and trust accounts.
                                                      |_|   On the letter, the signature(s) of the
                                                            trustee(s).

                                                      |_|   Copy of the trust document certified within
                                                            the past 12 months or a John Hancock Funds
                                                            trust certification form.

                                                      |_|   Medallion signature guarantee if applicable
                                                            (see above).
--------------------------------------------------------------------------------------------------------

Joint tenancy shareholders with rights of             |_|   Letter of instruction signed by surviving
survivorship with a deceased co-tenant(s).                  tenant.

                                                      |_|   Copy of death certificate.

                                                      |_|   Medallion signature guarantee if applicable
                                                            (see above).
--------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                     |_|   Letter of instruction signed by executor.

                                                      |_|   Copy of order appointing executor, certified
                                                            within the past 12 months.

                                                      |_|   Medallion signature guarantee if applicable
                                                            (see above).
--------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other     |_|   Call 1-888-972-8696 for instructions.
sellers or account types not listed above.
--------------------------------------------------------------------------------------------------------

---------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions
and assistance.
---------------------------------------------------------

                                                                YOUR ACCOUNT  13

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). Each fund generally values its portfolio of fixed-income securities, equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund will use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the Statement of Additional Information (SAI).

Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange Class I shares for Class I shares of other John Hancock funds or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I shares. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

14 YOUR ACCOUNT

Exchange limitation policies The funds' board of trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the funds believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the funds.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase a fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

|_| A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

|_| A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

                                                                 YOUR ACCOUNT 15

Account information John Hancock Funds is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares The funds no longer issue share certifi-cates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but a fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

|_| after every transaction (except a dividend reinvestment) that affects your account balance

|_|  after any changes of name or address of the registered owner(s)

|_|  in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally declare income dividends daily and pay them monthly. Your income dividends begin accruing the day after payment is received by a fund and continue through the day your shares are actually sold. Capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year.

Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Fund securities The funds' portfolio securities disclosure policy can be found in the Statement of Additional Information and on the funds' Web site at www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the funds' Web site each month on a one month lag and is available on the funds' Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds' Web site.


16 YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE


The funds' board of trustees oversees each fund's business activities and retains the services of the various firms that carry out the fund's operations. The trustees of the Investment Grade Bond Fund have the power to change this fund's investment goal without shareholder approval.

The trustees of the Bond and Investment Grade Bond funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to changing its 80% policy.

The investment adviser John Hancock Advisers, LLC, 601 Congress Street, Boston, MA 02210-2805.

Management fees The management fees paid to the investment adviser by the funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                                         % of net assets
--------------------------------------------------------------------------------

Bond                                                              0.50%
Investment Grade Bond                                             0.40%
Strategic Income                                                  0.36%


                                                                 FUND DETAILS 17

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock income funds. It is a brief summary of their business careers over the past five years. The Statement of Additional Information for each fund includes additional information about its portfolio managers, including information about their compensation, accounts they manage other than the fund, and their ownership of fund shares, if any.

Frederick L. Cavanaugh, Jr.
--------------------------------
Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1975


Barry H. Evans, CFA
--------------------------------
Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1986


Jeffrey N. Given, CFA
--------------------------------
Joined John Hancock Advisers in 1993
Began business career in 1993


Howard C. Greene, CFA
--------------------------------
Senior vice president
Joined John Hancock Advisers in 2002
Vice president at Sun Life Financial Services
  Company of Canada (1987-2002)
Began business career in 1979


John F. Iles
--------------------------------
Vice president
Joined John Hancock Advisers in 1999
Began business career in 1984


Daniel S. Janis, III
--------------------------------
Vice president
Joined John Hancock Advisers in 1999
Began business career in 1984


Benjamin A. Matthews
--------------------------------
Vice president
Joined John Hancock Advisers in 1995
Began business career in 1970


18 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's Class I shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Bond Fund

Figures for the years ended 5-31-03, 5-31-04 and 5-31-05 were audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED                                   5-31-02(1),(2),(3)  5-31-03(2)        5-31-04            5-31-05
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $14.96              $14.71            $15.69             $14.98
Net investment income(4)                                         0.66                0.78              0.76               0.73
Net realized and unrealized gain (loss) on investments         (0.21)                1.02            (0.64)               0.38
Total from investment operations                                 0.45                1.80              0.12               1.11
Less distributions
From net investment income                                     (0.70)              (0.82)            (0.83)             (0.79)
Net asset value, end of period                                 $14.71              $15.69            $14.98             $15.30
Total return(5) (%)                                              3.04(6)            12.71              0.78               7.55
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            --(7)               $9                $5                 $5
Ratio of expenses to average net assets (%)                      0.68(8)             0.72              0.63               0.65
Ratio of net investment income to average net assets (%)         5.94(8)             5.23              4.98               4.82
Portfolio turnover (%)                                            189                 273               241                139

(1)  Audited by previous auditor.
(2) As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the period ended May 31, 2002, was to decrease net investment income per share by $0.04, decrease net realized and unrealized losses per share by $0.04 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 6.24%.
(3)  Class I shares began operations on 9-4-01.
(4)  Based on the average of the shares outstanding.
(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6)  Not annualized.
(7)  Less than $500,000.
(8)  Annualized.


                                                                 FUND DETAILS 19

Investment Grade Bond Fund
Figures audited by Deloitte & Touche LLP.

CLASS I SHARES PERIOD ENDED                                   5-31-04(1)            5-31-05
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $10.17                 $9.92
Net investment income(2)                                         0.46                  0.44
Net realized and unrealized gain (loss) on investments         (0.29)                  0.17
Total from investment operations                                 0.17                  0.61
Less distributions
From net investment income                                     (0.42)                (0.47)
Net asset value, end of period                                  $9.92                $10.06
Total return(3) (%)                                              2.34(4)               6.23
----------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            --(5)                 --(5)
Ratio of expenses to average net assets (%)                      0.48(6)               0.49
Ratio of net investment income to average net assets (%)         4.59(6)               4.40
Portfolio turnover (%)                                            312                   222

(1)  Class I shares began operations on 7-28-03.
(2)  Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not Annualized.
(5)  Less than $500,000.
(6)  Annualized.


20 FUND DETAILS

Strategic Income Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED                                   5-31-02(1),(2)       5-31-03           5-31-04            5-31-05
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $6.61              $6.49             $7.08              $6.69
Net investment income(3)                                          0.35               0.50              0.34               0.33
Net realized and unrealized gain (loss) on investments          (0.08)               0.56            (0.17)               0.39
Total from investment operations                                  0.27               1.06              0.17               0.72
Less distributions
From net investment income                                      (0.36)             (0.47)            (0.41)             (0.38)
From net realized gain                                              --                 --            (0.15)             (0.04)
From capital paid-in                                            (0.03)                 --                --                 --
                                                                (0.39)             (0.47)            (0.56)             (0.42)
Net asset value, end of period                                   $6.49              $7.08             $6.69              $6.99
Total return(4) (%)                                              4.34(5)            16.97              2.41              11.00
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            --(6)              --(6)              $1                 $4
Ratio of expenses to average net assets (%)                      0.60(7)             0.55              0.48               0.53
Ratio of net investment income to average net assets (%)         7.39(7)             6.29              5.14               4.85
Portfolio turnover (%)                                             69                  71                42                 29

(1) As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the period ended May 31, 2002, was to decrease net investment income per share by $0.03, decrease net realized and unrealized losses per share by $0.03 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 7.92%.
(2)  Class I shares began operations on 9-4-01.
(3)  Based on the average of the shares outstanding.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)  Not annualized.
(6)  Less than $500,000.
(7)  Annualized.


                                                                 FUND DETAILS 21

For more information
-----------------------------------------------------------------------------------------------------------------------------------
Two documents are available that offer further               To request a free copy of the current annual/semiannual report or the
information on John Hancock income funds:                    SAI, please contact John Hancock:
                                                             By mail: John Hancock Signature Services, Inc.
                                                             1 John Hancock Way, Suite 1001
                                                             Boston, MA 02217-1001
Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the           By phone: 1-888-972-8696
market conditions and investment strategies that
significantly affected performance, as well as the           By EASI-Line: 1-800-597-1897
auditors' report (in annual report only).
                                                             By TDD: 1-800-554-6713


Statement of Additional Information (SAI)                    In addition, you may visit the fund's Web site at www.jhfunds.com to
The SAI contains more detailed information on all            obtain a free copy of a prospectus, SAI, annual or semi-annual report
aspects of the fund. The fund's SAI includes a               or to request other information.
summary of the fund's policy regarding disclosure
of its portfolio holdings. The current annual
report is included in the SAI. A current SAI has             Or you may view or obtain these documents from the SEC:
been filed with the Securities and Exchange                  By mail: Public Reference Section
Commission and is incorporated by reference into             Securities and Exchange Commission
(is legally a part of) this prospectus.                      Washington, DC 20549-0102
                                                             (duplicating fee required)


                                                             In person: at the SEC's Public Reference Room in Washington, DC. For
                                                             access to the Reference Room call 1-202-942-8090

                                                             By electronic request: publicinfo@sec.gov
                                                             (duplicating fee required)

(C)2005 JOHN HANCOCK FUNDS, LLC            KICPN  9/05       On the Internet: www.sec.gov

-----------------------------------------------------------------------------------------------------------------------------------

[LOGO] John Hancock(R)

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com


------------------------------------
Now available: electronic delivery

www.jhfunds.com/edelivery
------------------------------------

JOHN HANCOCK
Retirement Funds


--------------------------------------------------------------------------------
Prospectus -- Class R shares                                           9.15.2005
--------------------------------------------------------------------------------


Bond Fund
Strategic Income Fund

[LOGO]
JOHN HANCOCK(R)
---------------------
JOHN HANCOCK FUNDS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
====================================================================

JOHN HANCOCK RETIREMENT FUNDS -- CLASS R SHARES
--------------------------------------------------------------------
Bond Fund                                                        4
Strategic Income Fund                                            6

YOUR ACCOUNT
--------------------------------------------------------------------
Who can buy Class R shares                                       8
Class R shares cost structure                                    8
Opening an account                                               8
Information for plan participants                                8
Buying shares                                                    9
Selling shares                                                  10
Transaction policies                                            11
Dividends and account policies                                  13
Additional investor services                                    13

FUND DETAILS
--------------------------------------------------------------------
Business structure                                              14
Management biographies                                          15
Financial highlights                                            16

FOR MORE INFORMATION                                    BACK COVER
--------------------------------------------------------------------

Overview
--------------------------------------------------------------------

John Hancock Retirement Funds -- Class R shares

These funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

Risks of mutual funds

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

The management firm

All John Hancock funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of June 30, 2005 managed approximately $34 billion in assets.

-------------------------------------------------------------------------------
Fund information key

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[GRAPHIC]                                    [GRAPHIC]
Goal and strategy                            Main risks
The fund's particular investment goals       The major risk factors associated
and the strategies it intends to use in      with the fund.
pursuing those goals.

[GRAPHIC]                                    [GRAPHIC]
Past performance                             Your expenses
The fund's total return, measured            The overall costs borne by an
year-by-year and over time.                  investor in the fund, including
                                             sales charges and annual expenses.

Bond Fund

[GRAPHIC]
GOAL AND STRATEGY

The fund seeks to generate a high level of current income consistent with prudent investment risk. In pursuing this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of bonds. These may include, but are not limited to, corporate bonds and debentures as well as U.S. government and agency securities. Most of these securities are investment grade, although the fund may invest up to 25% of assets in high yield bonds rated as low as CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of all quality levels and maturities from many different issuers, potentially including U.S. dollar-denominated securities of foreign governments and corporations.

The fund intends to keep its exposure to interest rate movements generally in line with those of its peers. The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities or currencies). The fund's investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States.

Under normal circumstances, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

--------------------------------------------------------------------------------
[GRAPHIC]
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class R, total returns
2005 return as of 6-30-05: 2.39%
Best quarter: Q3 '04, 3.25%
Worst quarter: Q2 '04, -2.62%

After-tax returns
After-tax returns are shown for Class R shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

Index (reflects no fees or taxes)
Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED DOCUMENT.]


--------------------------------------------------------------------------------
Class R calendar year total returns
--------------------------------------------------------------------------------
                                                                            2004
                                                                           4.37%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-04
--------------------------------------------------------------------------------
                                                                        Life of
                                                           1 year       Class R

Class R before tax (began 8-5-03)                           4.37%        6.77%
Class R after tax on distributions                          2.68%        5.04%
Class R after tax on distributions, with sale               2.81%        4.75%
--------------------------------------------------------------------------------
Lehman Brothers Government/Credit Bond Index                4.19%        5.78%

[GRAPHIC]
MAIN RISKS

The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o    Certain derivatives could produce disproportionate losses.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities not backed by the full faith and credit of the United States.

--------------------------------------------------------------------------------
[GRAPHIC]
YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.50%
Distribution and service (12b-1) fees                                      0.50%
Service plan fee                                                           0.10%
Other expenses                                                             0.26%
Total fund operating expenses                                              1.36%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses                  Year 1         Year 3        Year 5            Year 10
--------------------------------------------------------------------------------
Class R                     $138           $431          $745             $1,635


------------------------------
PORTFOLIO MANAGERS

Barry H. Evans, CFA
Joined fund team in 2002

Howard C. Greene, CFA
Joined fund team in 2002

Benjamin A. Matthews
Joined fund team in 1995

Managers share investment strategy and decisions

See page 16 for the management biographies.


FUND CODES
Class R     Ticker                      JHBRX
            CUSIP                       410223507
            Newspaper                   --
            SEC number                  811-2402
            JH fund number              621

Strategic Income Fund

[GRAPHIC]
GOAL AND STRATEGY

The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following types of securities:

o foreign government and corporate debt securities from developed and emerging markets
o    U.S. government and agency securities
o    U.S. high yield bonds

The fund may also invest in preferred stock and other types of debt securities.

Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one sector.

Within each sector, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.


--------------------------------------------------------------------------------
[GRAPHIC]
PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class R, total returns
2005 return as of 6-30-05: 0.16%
Best quarter: Q4 '04, 5.89%
Worst quarter: Q2 '04, -3.37%

After-tax returns
After-tax returns are shown for Class R shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, the after-tax returns shown may not be relevant to Class R shareholders.

Indexes (reflect no fees or taxes)
Index 1: Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.
Index 2: Merrill Lynch AAA U.S. Treasury/Agency Master Index, an unmanaged index of fixed-rate U.S. Treasury and agency securities.
Index 3: Citigroup World Government Bond Index, an unmanaged index consisting of approximately 650 securities issued by 18 governments in various countries.

[THE FOLLOWING DATA WAS REPRESENTED BY A BAR CHART IN THE PRINTED DOCUMENT.]


--------------------------------------------------------------------------------
Class R calendar year total returns
--------------------------------------------------------------------------------
                                                                           2004
                                                                           8.39%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-04
--------------------------------------------------------------------------------
                                                                         Life of
                                                             1 year      Class R
Class R before tax (began 8-5-03)                             8.39%       11.13%
Class R after tax on distributions                            6.32%        8.45%
Class R after tax on distributions, with sale                 5.37%        7.87%
--------------------------------------------------------------------------------
Index 1                                                      10.87%       15.87%
Index 2                                                       3.42%        4.62%
Index 3                                                      10.35%       14.83%


[GRAPHIC]
MAIN RISKS

The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o    Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------
[GRAPHIC]
YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.36%
Distribution and service (12b-1) fees                                      0.50%
Service plan fee                                                           0.03%
Other expenses                                                             0.28%
Total fund operating expenses                                              1.17%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses                    Year 1         Year 3         Year 5         Year 10
--------------------------------------------------------------------------------
Class R                       $119           $372           $644          $1,420


----------------------------------------
PORTFOLIO MANAGERS

Frederick L. Cavanaugh, Jr.
Joined fund team in 1986

Daniel S. Janis, III
Joined fund team in 1999

John F. Iles
Joined fund team in 2005

Managers share investment strategy and decisions

See page 16 for the management biographies.


FUND CODES
Class R     Ticker                          JSTRX
            CUSIP                           410227821
            Newspaper                       --
            SEC number                      811-4651
            JH fund number                  691

Your account

-------------------------------------------------------------------------------
WHO CAN BUY CLASS R SHARES

Class R shares are available to certain types of investors, as noted below:

     o 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans).
     o The plan's recordkeeper or financial service firm must have an agreement with John Hancock Funds, LLC to utilize Class R shares in certain investment products or programs.
     o Class R shares are available only to retirement plans where Class R shares are held on the books of the funds through omnibus accounts (either at the plan level or at the level of the financial service firm).
     o Rollover individual retirement accounts are available for participants whose plans are already invested in John Hancock R shares.

Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or Individual 403(b) plans.

--------------------------------------------------------------------------------
CLASS R SHARES COST STRUCTURE

Class R shares are offered without any front-end or contingent deferred sales charges.

Class R shares have a Rule 12b-1 plan and a separate Service Plan. Under the 12b-1 plan, each fund pays a fee of up to 0.50% for the sale, distribution and service of its shares, including services to retirement plans or plan participants. In addition, under the Service Plan, a fund may pay a separate service fee of up to 0.25% for certain other services to retirement plans or participants.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other share classes of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

John Hancock Funds, LLC may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information.

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

 1 Read this prospectus carefully.

 2 Determine if you are eligible, referring to "Who can buy Class R shares."

 3 Eligible retirement plans generally may open an account and purchase Class R shares by contacting any broker, dealer or other financial service firm authorized to sell Class R shares of the funds. Additional shares may be purchased through a retirement plan's administrator or recordkeeper. There is no minimum initial investment for Class R shares. A retirement plan participant can obtain a retirement plan application or a rollover individual retirement account application from his/her financial representative, plan administrator or by calling Signature Services at 1-888-972-8696.

--------------------------------------------------------------------------------
INFORMATION FOR PLAN PARTICIPANTS

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confir-mation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the funds.


8  YOUR ACCOUNT

FOR IRA ROLLOVER ACCOUNTS ONLY

----------------------------------------------------------------------------------------------------------------------------------
Buying shares
----------------------------------------------------------------------------------------------------------------------------------
              Opening an account                                  Adding to an account
----------------------------------------------------------------------------------------------------------------------------------
By Check
----------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]

o  Make out a check for the                                     o  Make out a check for the
   investment amount, payable                                      investment amount, payable
   to "John Hancock Signature                                      to "John Hancock Signature
   Services, Inc."                                                 Services, Inc."

o  Deliver the check and your completed                         o  Fill out the detachable investment
   application to your financial                                   slip from an account statement. If no
   representative, or mail them to                                 slip is available, include a note
   Signature Services (address below).                             specifying the fund name(s), your share
                                                                   class, your account number and the name(s)
                                                                   in which the account is registered.

                                                                o  Deliver the check and investment slip or
                                                                   note to your financial representative,
                                                                   or mail them to Signature Services
                                                                   (address below).

----------------------------------------------------------------------------------------------------------------------------------
By exchange
----------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]

o Call your financial representative                            o Call your financial representative
  or Signature Services to request an                             or Signature Services to request an
  exchange.                                                       exchange.

o You may only exchange Class R shares                          o You may only exchange Class R shares
  for other Class R shares or Money                               for other Class R shares or Money
  Market Fund Class A shares.                                     Market Fund Class A shares.


----------------------------------------------------------------------------------------------------------------------------------
By wire
----------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]


o Deliver your completed application                            o Obtain wiring instructions by
  to your financial representative                                calling Signature Services.
  or mail it to Signature Services.

o Obtain your account number by calling                         o Instruct your bank to wire the amount
  your financial reprsenative or                                  of your investment.
  Signature Servives.

o Obtain wiring instructions by                                 Specify the fund name(s), your share class,
  calling Signature Services.                                   your account number and the name(s) in which
                                                                the account is registered. Your bank may
o Instruct your bank to wire the amount                         charge a fee to wire funds.
  of your investment.

Specify the fund name(s), the share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

----------------------------------------------------------------------------------------------------------------------------------
By phone
----------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]

See "By exchange" and "By wire."                                o  Verify that your bank or credit union
                                                                   is a member of the Automated Clearing
                                                                   House (ACH) system.

                                                                o  Complete the "To Purchase, Exchange or
                                                                   Redeem Shares via Telephone" and "Bank
                                                                   Information" sections on your account
                                                                   application.

                                                                o  Call Signature Services to verify that
                                                                   these features are in place on your account.

                                                                o  Call your financial representative or Signature
                                                                   Services with the fund name(s), your share class,
                                                                   your account number, the name(s) in which
                                                                   the account is registered and the amount of your
                                                                   investment.


-------------------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696
-------------------------------------------------------------------


                                                                YOUR ACCOUNT   9

----------------------------------------------------------------------------------------------------------------------------------
Selling shares
----------------------------------------------------------------------------------------------------------------------------------
                                                                To sell some or all of your shares
---------------------------------------------------------------------------------------------------------------------------------
By letter
---------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]


   o Sales of any amount.                                       o Write a letter of instruction indicating the
                                                                  fund name, your account number, your share
   o Certain requests will require                                class, the name(s) in which the account is
     a Medallion Signature guarantee.                             registered and the dollar value or number
     Please refer to "Selling shares in                           of shares you wish to sell.
     writing" (see next page).

                                                                o Include all signatures and any additional
                                                                  documents that may be required (see next page).

                                                                o Mail the materials to Signature Services.

                                                                o A check or wire will be sent according to
                                                                  your letter of instruction.

----------------------------------------------------------------------------------------------------------------------------------
By Phone
---------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]

   o Sales of up to $100,000.                                   o To place your request with a representative
                                                                  at John Hancock Funds, call Signature Services
                                                                  between 8:30 A.M. and 5:00 P.M. Eastern Time on
                                                                  most business days or your financial
                                                                  representative.

                                                                o Redemption proceeds of up to $100,000
                                                                  may be sent by wire or by check. A check
                                                                  will be mailed to the exact name(s) and
                                                                  address on the account. Redemption
                                                                  proceeds exceeding $100,000 must be
                                                                  wired to your designated bank account.

----------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
---------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]


   o Requests by letter to sell any                             o To verify that the telephone redemption
     amount.                                                      privilege is in place on an account, or
                                                                  to request the forms to add it to an
   o Requests by phone to sell up to                              existing account, call Signature
     $100,000 (accounts with telephone                            Services.
     redemption privileges).
                                                                o Amounts of $5 million or more will be
                                                                  wired on the next business day.

                                                                o Amounts up to $100,000 may be sent by
                                                                  EFT or by check. Funds from EFT
                                                                  transactions are generally available by
                                                                  the second business day. Your bank may
                                                                  charge a fee for this service.

----------------------------------------------------------------------------------------------------------------------------------
By exchange
---------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]

   o Sales of any amount.                                       o Obtain a current prospectus for the fund
                                                                  into which you are exchanging by calling
                                                                  your financial representative or
                                                                  Signature Services.

                                                                o You may only exchange Class R shares for
                                                                  other Class R shares or Money Market
                                                                  Fund Class A shares.

                                                                o Call your financial representative or
                                                                  Signature Services to request an
                                                                  exchange.



10  YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o    your address of record has changed within the past 30 days

o    you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

----------------------------------------------------------------------------------------------------------------------------------
Seller                                                          Requirements for written requests                        [GRAPHIC]
----------------------------------------------------------------------------------------------------------------------------------
Owners of individual retirement accounts and                    o Letter of instruction.
certain other retirement accounts
                                                                o On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

                                                                o Signature guarantee if applicable (see above).

                                                                o Corporate business/organization resolution if applicable.

----------------------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                               o Letter of instruction signed by executor.

                                                                o Copy of order appointing executor, certified within the past 12 months.

                                                                o Signature guarantee if applicable (see above).

---------------------------------------
Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696
---------------------------------------


                                                                YOUR ACCOUNT  11

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). Each fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available, or are considered by the Adviser to be unreliable, a fund will use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the Statement of Additional Information ("SAI").

Execution of requests The funds are open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, the funds may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange Class R shares for Class R shares of other John Hancock Funds that are available through your plan, or Money Market Fund Class A shares without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R shares.

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.



12  YOUR ACCOUNT

Exchange limitation policies The funds' board of trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the funds' underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

     o A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

     o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

     o A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or



                                                                YOUR ACCOUNT  13
large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o    after any changes of name or address of the registered owner(s)

o    in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

The transfer agent maintains an account for each financial services firm and records all account transactions. Retirement Plan Accounts will be sent confirmation statements showing the details of your transactions as they occur.

Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. The funds generally declare dividends daily and pay them monthly. Any capital gains are distributed annually. Your dividends begin accruing the day after the fund receives payment and continue through the day your shares are actually sold.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Fund securities The funds' portfolio securities disclosure policy can be found in the Statement of Additional Information and on the funds' Web site at www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the funds' Web site each month on a one month lag and is available on the fund's Web site until a fund files its next form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds' Web site.


14  YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of Bond Fund have the power to change the focus of the fund's 80% investment policy without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Management fees The management fees paid to the investment adviser by the John Hancock funds' last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                          % of net assets
--------------------------------------------------------------------------------
Bond                                                    0.50%
Strategic Income                                        0.36%

                                                            ------------
                                                            Shareholders  -----------------------------
                                                            ------------                              |
                                                                  |                                   |
                                                                  |                                   |
  ---                                        -------------------------------------------              |
   ^                                                Financial services firms and                      |
   |                                                    their representatives                         |
   |                                                                                                  |
   |                                  |----  Advise current and prospective shareholders  ------------|
   |       Distribution and           |          on their fund investments, often in                  |
   |     shareholder services         |       the context of an overall financial plan.               |
   |                                  |      -------------------------------------------              |
   |                                  |                                                               |
   |               -------------------------------------------             -------------------------------------------------
   |                          Principal distributor                                         Transfer agent
   |
   |                         John Hancock Funds, LLC                             John Hancock Signature Services, Inc.
   |
   |                Markets the funds and distributes shares                Handles shareholder services, including record-
   |               through selling brokers, financial planners             keeping and statements, distribution of dividends
   v                  and other financial representatives.                     and processing of buy and sell requests.
  ---              -------------------------------------------             -------------------------------------------------
                                      |                                                               |
                                      |                                                               |
                                      |--------------------------------|------------------------------|
                                                                       |
                                      -------------------------------  |   -------------------------------------                 ---
                                            Investment adviser         |                 Custodian                                ^
                                                                       |                                                          |

                                        John Hancock Advisers, LLC     |           The Bank of New York                           |
                                            601 Congress Street        |              One Wall Street                   Asset     |
                                           Boston, MA 02210-2805       |            New York, NY 10286               management   |
                                                                       |                                                          |

                                      Manages the funds' business and  |   Holds the funds' assets, settles all                   |
                                          investment activities.       |   portfolio trades and collects most of                  |
                                      -------------------------------  |      the valuation data required for                     |
                                                     |                 |       calculating each fund's NAV.                       v
                                                     |                 |   -------------------------------------                 ---
                                                     |                 |                    |
                                                     ------------------|---------------------
                                                                       |
                                                         ------------------------------
                                                                    Trustees

                                                         Oversee the funds' activities.
                                                         ------------------------------


                                                                FUND DETAILS  15

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the funds, including a brief summary of their business careers over the past five years. The Statement of Additional Information of each fund includes additional details about its portfolio manager(s), including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.



Frederick L. Cavanaugh, Jr.
------------------------------------------
Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1975


Barry H. Evans, CFA
------------------------------------------
Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1986


Howard C. Greene, CFA
------------------------------------------
Senior vice president
Joined John Hancock Advisers in 2002
Vice president, Sun Life Financial
  Services Company of Canada (1987-2002)
Began business career in 1979


John F. Iles
------------------------------------------
Vice president
Joined John Hancock Advisers in 1999
Began business career in 1984


Daniel S. Janis, III
------------------------------------------
Vice president
Joined John Hancock Advisers in 1999
Began business career in 1984


Benjamin A. Matthews
------------------------------------------
Vice president
Joined John Hancock Advisers in 1995
Began business career in 1970


16  FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


These tables detail the performance of each fund's Class R shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Bond Fund

Figures were audited by PricewaterhouseCoopers LLP.


CLASS R SHARES  PERIOD ENDED:                                                                          5-31-04(1)         5-31-05
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                    $14.93             $14.98
Net investment income(2)                                                                                  0.54               0.67
Net realized and unrealized gain on investments                                                           0.10               0.36
Total from investment operations                                                                          0.64               1.03
Less distributions
From net investment income                                                                               (0.59)             (0.71)
Net asset value, end of period                                                                          $14.98             $15.30
Total return(3) (%)                                                                                       4.30(4)            7.02
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                     --(5)              --(5)
Ratio of expenses to average net assets (%)                                                               1.38(6)            1.12
Ratio of net investment income to average net assets (%)                                                  4.40(6)            4.44
Portfolio turnover (%)                                                                                     241                139

(1)  Class R shares began operations on 8-5-03.
(2)  Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not annualized.
(5)  Less than $500,000.
(6)  Annualized.



                                                                FUND DETAILS  17

Strategic Income Fund
Figures audited by PricewaterhouseCoopers LLP.


CLASS R SHARES  PERIOD ENDED:                                                                          5-31-04(1)            5-31-05
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                     $6.83                 $6.69
Net investment income(2)                                                                                  0.26                  0.29
Net realized and unrealized gain on investments                                                           0.05                  0.39
Total from investment operations                                                                          0.31                  0.68
Less distributions
From net investment income                                                                              (0.30)                (0.34)
From net realized gain                                                                                  (0.15)                (0.04)
                                                                                                        (0.45)                (0.38)
Net asset value, end of period                                                                           $6.69                 $6.99
Total return(3) (%)                                                                                       4.42(4)              10.36
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                     --(5)                 $1
Ratio of expenses to average net assets (%)                                                               1.38(6)               1.08
Ratio of net investment income to average net assets (%)                                                  4.66(6)               4.29
Portfolio turnover (%)                                                                                      42                    29

(1)  Class R shares began operations on 8-5-03.
(2)  Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not annualized.
(5)  Less than $500,000.
(6)  Annualized.



18  FUND DETAILS

For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock funds:

Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

(C)2005 JOHN HANCOCK FUNDS, LLC    MFRPN 9/05


To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:
By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-888-972-8696

By EASI-Line: 1-800-597-1897

By TDD: 1-800-554-6713

In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:
By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov


[LOGO]
John Hancock(R)
John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com


------------------------------------
Now available: electronic delivery

www.jhfunds/edelivery
------------------------------------

                             JOHN HANCOCK BOND FUND

              Class A, Class B, Class C, Class I and Class R Shares
                       Statement of Additional Information

                               September 15, 2005

This Statement of Additional Information provides information about John Hancock Bond Fund (the "Fund") in addition to the information that is contained in the combined John Hancock Income Funds current Prospectus for Class A, B and C shares and in the Fund's current Class I share and Class R share prospectuses (the "Prospectuses"). The Fund is a diversified series of John Hancock Sovereign Bond Fund (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus. This Statement of Additional Information incorporates by reference the Fund's Annual report. A copy of the Prospectuses or Annual Report can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                 1-800-225-5291


                                TABLE OF CONTENTS
                                                                            Page
Organization of the Fund ......................................................2
Investment Objective and Policies .............................................2
Investment Restrictions.......................................................15
Those Responsible for Management .............................................18
Investment Advisory and Other Services .......................................27
Additional Information About the Fund's Portfolio Managers....................29
Distribution Contracts .......................................................34
Sales Compensation ...........................................................39
Net Asset Value ..............................................................40
Initial Sales Charge on Class A Shares........................................43
Deferred Sales Charge on Class B and Class C Shares...........................47
Special Redemptions ..........................................................47
Additional Services and Programs .............................................47
Purchase and Redemptions through Third Parties................................49
Description of the Fund's Shares .............................................49
Tax Status....................................................................51
Brokerage Allocation .........................................................54
Transfer Agent Services ......................................................58
Custody of Portfolio .........................................................58
Independent Registered Public Accounting Firm.................................58
Appendix A- Description of Investment Risk...................................A-1
Appendix B-Description of Bond Ratings ......................................B-1
Appendix C-Summary of Proxy Voting...........................................C-1
Appendix D- Policy Regarding Disclosure of Portfolio Holdings................D-1
Financial Statements.........................................................F-1

ORGANIZATION OF THE FUND

The Fund is a diversified open-end investment  management company organized as a
Massachusetts   business   trust   under  the  laws  of  The   Commonwealth   of
Massachusetts. The Fund was organized in 1984.

John Hancock Advisers, LLC (prior to February 1, 2002, John Hancock Advisers, Inc.) (the "Adviser") is the Fund's investment adviser. The Adviser is a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation ("Manulife Financial"). Founded in 1862, John Hancock Financial Services and its subsidiaries ("John Hancock") today offer a broad range of financial products and services, including whole, term, variable, and universal life insurance, as well as college savings products, mutual funds, fixed and variable annuities, long-term care insurance and various forms of business insurance.

John Hancock is a unit of Manulife Financial Corporation, a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and most of Asia, and primarily through John Hancock in the United States, the Company offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. Funds under management by Manulife Financial and its subsidiaries were Cdn$364 billion (US$297 billion) as at June 30, 2005.

Manulife Financial Corporation trades as 'MFC' on the TSX, NYSE and PSE, and under '0945' on the SEHK. Manulife Financial can be found on the Internet at www.manulife.com.

INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. Appendix A contains further information describing investment risks. There is no assurance that the Fund will achieve its investment objective. The investment objective is fundamental and may only be changed with shareholder approval.

The Fund's investment objective is to generate a high level of current income, consistent with prudent investment risk, through investment in a diversified portfolio of freely marketable debt securities. The Adviser seeks high current income consistent with the moderate level of risk associated with a portfolio consisting primarily of investment grade debt securities.

To pursue this goal, the Fund normally invests at least 80% of the value of the Fund's Assets in a diversified portfolio of bonds. These include corporate bonds and debentures as well as U.S. government and agency securities, and are sometimes referred to generally as "debt securities" in this Statement of Additional Information.

With respect to the Fund's investment policy of investing at least 80% of its Assets in bonds, "Assets" means net assets plus the amount of any borrowings for investment purposes. Also, with respect to this 80% policy, the Fund will notify shareholders at least 60 days prior to any change in this policy.

In addition, the Fund contemplates at least 75% of the value of its total assets will be in (1) debt securities that have, at the time of purchase, a rating within the four highest grades as determined by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A or Baa) or Standard & Poor's ("S&P") (AAA, AA, A, or
BBB); (2) debt securities of banks, the U.S. Government and its agencies or instrumentalities and other issuers which, although not rated as a matter of policy by either Moody's or S&P, are considered by the Fund to have investment quality comparable to securities receiving ratings within the four highest grades; and (3) cash and cash equivalents. Under normal conditions, the Fund may not invest more than 10% of total assets in cash and/or cash equivalents (except cash segregated in relation to futures, forward and options contracts). Debt securities  rated  Baa or  BBB  are  considered  medium-grade  obligations  with speculative characteristics and adverse economic conditions or changing circumstances may weaken the issuers' capacity to pay interest and repay principal. The Fund will, when feasible, purchase debt securities which are non-callable. It is anticipated that under normal conditions, the Fund will not invest more than 25% of its total assets in U.S. dollar-denominated foreign securities (excluding U.S. dollar-denominated Canadian securities). The Fund will diversify its investments among a number of industry groups without concentration in any particular industry. The Fund's investments, and consequently its net asset value, will be subject to the market fluctuations and risks inherent in all securities.

The Fund may purchase corporate debt securities bearing fixed or fixed and contingent interest as well as those which carry certain equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, or participations based on revenues, sales or profits. The Fund may purchase preferred stock. The Fund will not exercise any such conversion, exchange or purchase rights if, at the time, the value of all equity interests so owned would exceed 10% of the Fund's total assets taken at market value.

For liquidity and flexibility, the Fund may place up to 20% of its Assets in investment-grade short-term securities. In abnormal circumstances, such as situations where the Fund experiences large cash inflows or anticipates unusually large redemptions, and in an abnormal market, economic, political or other conditions, the Fund may temporarily invest more than 20% of its Assets in investment-grade short-term securities, cash, and cash equivalents.

The market value of debt securities which carry no equity participation usually reflects yields generally available on securities of similar quality and type. When such yields decline, the market value of a portfolio already invested at higher yields can be expected to rise if such securities are protected against early call. Similarly, when such yields increase, the market value of a portfolio already invested can be expected to decline. The Fund's portfolio may include debt securities which sell at substantial discounts from par. These securities are low coupon bonds which, during periods of high interest rates, because of their lower acquisition cost tend to sell on a yield basis approximating current interest rates.

Ratings as Investment Criteria. In general, the ratings of Moody's and S&P represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of portfolio securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the ratings of Moody's and S&P and their significance. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund

Participation Interests. Participation interests, which may take the form of interests in, or assignments of certain loans, are acquired from banks who have made these loans or are members of a lending syndicate. The Fund's investments in participation interests may be subject to its 15% limitation on investments in illiquid securities.

Structured Securities. The Fund may invest in structured securities including notes, bonds or debentures, the value of the principal of and/or interest on which is to be determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments.

Lower Rated High Yield Debt Obligations. The Fund may invest up to 25% of the value of its total assets in fixed income securities rated below Baa3 by Moody's, and below BBB- by S&P, or the unrated equivalent as determined by the Adviser. The Fund may invest in securities rated as low as Ca by Moody's or CC by S&P, which may indicate that the obligations are highly speculative and in default. Lower rated securities are generally referred to as junk bonds. See
Appendix B attached to this Statement of Additional Information, for the distribution of securities in the various ratings categories and a description of the characteristics of the categories. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. The Fund may invest in unrated securities which, in the opinion of the Adviser, offer comparable yields and risks to those securities which are rated.

Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal.

The market price and liquidity of lower rated fixed income securities generally respond to short-term economic, corporate and market developments to a greater extent than do higher rated securities. In the case of lower-rated securities, these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

Reduced volume and liquidity in the high yield bond market, or the reduced availability of market quotations, will make it more difficult to dispose of the bonds and value accurately the Fund's assets. The reduced availability of reliable, objective data may increase the Fund's reliance on management's judgment in valuing the high yield bonds. To the extent that the Fund invests in these securities, the achievement of the Fund's objective will depend more on the Adviser's judgment and analysis than would otherwise be the case. In addition, the Fund's investments in high yield securities may be susceptible to adverse publicity and investor perceptions, whether or not the perceptions are justified by fundamental factors. In the past, economic downturns and increases in interest rates have caused a higher incidence of default by the issuers of lower-rated securities and may do so in the future, particularly with respect to highly leveraged issuers. The market prices of zero coupon and payment-in-kind bonds are affected to a greater extent by interest rate changes, and thereby tend to be more volatile than securities that pay interest periodically and in cash. Increasing rate note securities are typically refinanced by the issuers within a short period of time. The Fund accrues income on these securities for tax and accounting purposes, which is required to be distributed to shareholders. Because no cash is received while income accrues on these securities, the Fund may be forced to liquidate other investments to make the distributions.

The Fund may acquire individual securities of any maturity and is not subject to any limits as to the average maturity of its overall portfolio. The longer the Fund's average portfolio maturity, the more the value of the portfolio and the net asset value of the Fund's shares will fluctuate in response to changes in interest rates. An increase in interest rates will generally reduce the value of the Fund's portfolio securities and the Fund's shares, while a decline in interest rates will generally increase their value.

Securities of Domestic and Foreign Issuers. The Fund may invest in U.S. dollar-denominated securities of foreign and United States issuers that are issued in or outside of the United States. Foreign companies may not be subject to accounting standards and government supervision comparable to U.S. companies, and there is often less publicly available information about their operations. Foreign markets generally provide less liquidity than U.S. markets (and thus potentially greater price volatility) and typically provide fewer regulatory protections for investors. Foreign securities can also be affected by political or financial instability abroad. It is anticipated that under normal conditions, the Fund will not invest more than 25% of its total assets in U.S. dollar-denominated foreign securities (excluding U.S. dollar-denominated Canadian securities).

Government Securities. The Fund may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government and its agencies, authorities or instrumentalities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("Ginnie Maes"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("Freddie Macs"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("Fannie Maes").

Mortgage-backed and Derivative Securities. Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans which are guaranteed by agencies or instrumentalities of the U.S. government. Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest and prepayment scenarios, the Fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking in" a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates.

The Fund's investments in mortgage-backed securities may include conventional mortgage passthrough securities and certain classes of multiple class collateralized mortgage obligations ("CMOs"). In order to reduce the risk of prepayment for investors, CMOs are issued in multiple classes, each having different maturities, interest rates, payment schedules and allocations of principal and interest on the underlying mortgages. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. The CMO classes in which the Fund may invest include but are not limited to sequential and parallel pay

CMOs, including planned amortization class ("PAC") and target amortization class ("TAC") securities.

Different types of mortgage-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Conventional mortgage passthrough securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. PACs, TACs and other senior classes of sequential and parallel pay CMOs involve less exposure to prepayment, extension and interest rate risk than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or "collars."

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period as well as the expense of enforcing its rights.

Reverse Repurchase Agreements. The Fund may also enter into reverse purchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. In addition, the Fund will not enter into reverse repurchase agreements or borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase income. The Fund will not purchase securities while outstanding borrowings exceed 5% of the Fund's total assets. The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under the procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of the 1933 Act ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act. The Fund will not invest more than 15% limit on illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit in illiquid investments. The Trustees may adopt guidelines and delegated to the Adviser the daily function of determining the monitoring and liquidity of restricted investments. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's liquidity and availability of information. This investment practice could have the effect of increasing the level of liquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities  and Securities  Indices.  The Fund may purchase and write
(sell) call and put options on any securities in which it may invest or on any securities index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by a Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by the Funds are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates or securities prices, the Fund may purchase and sell futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire. When securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities, to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when- issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Mortgage "Dollar Roll" Transactions. The Fund may enter into mortgage "dollar roll" transactions with selected banks and broker-dealers pursuant to which the Fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. The Fund will only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowings and other senior securities. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

Asset-Backed Securities. The Fund may invest a portion of its assets in asset-backed securities. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the Fund's ability to maintain positions in these securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset- backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

Swaps, Caps, Floors and Collars. As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in a foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. The Fund will maintain in a segregated account with its custodian, cash or liquid, high grade debt securities equal to the net amount, if any, of the excess of the Fund's obligations over its entitlements with respect to swap, cap, collar or floor transactions.

Credit Default Swap Agreements. The Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which can run between six months and ten years but are typically structured between three and five years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. The Fund will enter into swap agreements only with counterparties who are rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Adviser to be equivalent to such rating. A buyer also will lose its investment and recover nothing should an event of default occur. If an event of default were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.

If the Fund enters into a credit default swap, the Fund may be required to report the swap as a "listed transaction" for tax shelter reporting purposes on the Fund's federal income tax return. If the Internal Revenue Service (the "IRS") were to determine that the credit default swap is a tax shelter, the Fund could be subject to penalties under the Code.

Pay-In-Kind, Delayed and Zero Coupon Bonds. The Fund may invest in pay-in- kind, delayed and zero coupon bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices in pay-in-kind, delayed and zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund's investments in pay-in-kind, delayed and zero coupon bonds may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements. See "TAX STATUS."

Brady Bonds. The Fund may invest in Brady Bonds and other sovereign debt securities of countries that have restructured or are in the process of restructuring sovereign debt pursuant to the Brady Plan. Brady Bonds are debt securities described as part of a restructuring plan created by U.S. Treasury

Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund (the "IMF"). The Brady Plan facilitates the exchange of commercial bank debt for newly issued bonds (known as Brady Bonds). The World Bank and the IMF provide funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements the IMF debtor nations are required to implement domestic monetary and fiscal reforms. These reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's ability to service its external obligations and promote its economic growth and development. The Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. The Adviser believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment.

Brady Bonds may involve a high degree of risk, may be in default or present the risk of default. Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, bonds issued at a discount of face value of such debt, bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Certain Brady Bonds have been collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, the first two or three interest payments on certain types of Brady Bonds may be collateralized by cash or securities agreed upon by creditors. Although Brady Bonds may be collateralized by U.S. Government securities, repayment of principal and interest is not guaranteed by the U.S. Government.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.

Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund's Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

The Fund intends to use short-term trading of securities as a means of managing its portfolio to achieve its investment objective. The Fund, in reaching a decision to sell one security and purchase another security at approximately the same time, will take into account a number of factors, including the quality ratings, interest rates, yields, maturity dates, call prices, and refunding and sinking fund provisions of the securities under consideration, as well as historical yield spreads and current economic information. The success of short-term trading will depend upon the ability of the Fund to evaluate particular securities, to anticipate relevant market factors, including trends of interest rates and earnings and variations from such trends, to obtain relevant information, to evaluate it promptly, and to take advantage of its evaluations by completing transactions on a favorable basis. It is expected that the expenses involved in short-term trading, which would not be incurred by an investment company which does not use this portfolio technique, will be significantly less than the profits and other benefits which will accrue to shareholders.

The portfolio turnover rate will depend on a number of factors, including the fact that the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund intends to limit its short-term trading so that less than 30% of the Fund's gross annual income (including all dividend and interest income and gross realized capital gains, both short and long-term, without being offset for realized capital losses) will be derived from gross realized gains on the sale or other disposition of securities held for less than three months. This limitation, which must be met by all mutual funds in order to obtain such Federal tax treatment, at certain times may prevent the Fund from realizing capital gains on some securities held for less than three months.

Portfolio  Holdings  Disclosure  Policy.  A description of the Fund's  portfolio
holding   disclosure   policy  is  attached  to  this  Statement  of  Additional
Information as Appendix D.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

     (1) Issue senior securities, except as permitted by paragraphs (2), (6) and
(7) below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts and repurchase agreements entered into in accordance with the Fund's investment policy, and the pledge, mortgage or hypothecation of the Fund's assets within the meaning of paragraph
(3) below are not deemed to be senior securities.

     (2) Borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase income. The Fund will not purchase securities while outstanding borrowings exceed 5% of the Fund's total assets.

     (3) Pledge, mortgage, or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and then only if such pledging, mortgaging or hypothecating does not exceed 33 1/3% of the Fund's total assets taken at market value.

     (4) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

     (5) Purchase or sell real estate or any interest therein, except that the Fund may invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or issued by companies that invest in real estate or interests therein.

     (6) Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

     (7) Invest in commodities or commodity contracts or in puts, calls, or combinations of both, except interest rate futures contracts, options on securities, securities indices, currency and other financial instruments and options on such futures contracts, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

     (8) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of each investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies or instrumentalities.

     (9) Purchase securities of an issuer, (other than the U.S. Government, its agencies or instrumentalities) if

          (a) Such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer, or

          (b) Such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

In connection with the lending of portfolio securities under item (6) above, such loans must at all times be fully collateralized by cash or securities of the U.S. Government or its agencies or instrumentalities and the Fund's custodian must take possession of the collateral either physically or in book entry form. Any cash collateral will consist of short-term high quality debt instruments. Securities used as collateral must be marked to market daily.

Non-fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval:

The Fund may not:

     (a) Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save commissions or to average prices among them is not deemed to result in a securities trading account.

     (b) Purchase securities on margin or make short sales, except margin deposits in connection with transactions in options, futures contracts, options on futures contracts and other arbitrage transactions or unless by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and in connection with transactions involving forward foreign currency exchange transactions.

     (c) Invest for the purpose of exercising control over or management of any company.

     (d) Invest more than 15% of its net assets in illiquid securities.

     (e) Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies,
(ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

Except with respect to borrowing money, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund's assets will not be considered a violation of the restriction.

The Fund  will  invest  only in  countries  on the  Adviser's  Approved  Country
Listing. The Approved Country Listing is a list maintained by the Adviser's investment department that outlines all countries, including the United States, that have been approved for investment by Funds managed by the Adviser.

If allowed by the Fund's other investment policies and restrictions, the Fund may invest up to 5% of its total assets in Russian equity securities and up to 10% of its total assets in Russian fixed income securities. All Russian securities must be: (1) denominated in U.S. dollars, Canadian dollars, euros, sterling, or yen; (2) traded on a major exchange; and (3) held physically outside of Russia.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser, or officers and Directors of the Fund's principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) ("John Hancock Funds" or the "Distributor").

------------------------ ------------ ---------- ------------------------------------------------ -----------
                                                                                                  Number of
                                                                                                  John
                                                                                                  Hancock
                         Position(s)  Trustee/                                                    Funds
Name, Address (1)        Held with    Officer    Principal Occupation(s) and other                Overseen by
And Age                  Fund         since(2)   Directorships  During Past 5 Years               Trustee
------------------------ ------------ ---------- ------------------------------------------------ -----------
Independent Trustees
------------------------ ------------ ---------- ------------------------------------------------ -----------
James F. Carlin          Trustee      2005       Director and Treasurer, Alpha Analytical         53
Born:  1940                                      Laboratories (chemical analysis); Part Owner
                                                 and Treasurer, Lawrence Carlin Insurance
                                                 Agency, Inc. (since 1995); Part Owner and Vice
                                                 President, Mone Lawrence Carlin Insurance
                                                 Agency, Inc. (since 1996); Director/Treasurer,
                                                 Rizzo Associates (engineering) (until 2000);
                                                 Chairman and CEO, Carlin Consolidated, Inc.
                                                 (management/investments); Director/Partner,
                                                 Proctor Carlin & Co., Inc. (until 1999);
                                                 Trustee, Massachusetts Health and Education
                                                 Tax Exempt Trust; Director of the following:
                                                 Uno Restaurant Corp. (until 2001), Arbella
                                                 Mutual (insurance) (until 2000), HealthPlan
                                                 Services, Inc. (until 1999), Flagship
                                                 Healthcare, Inc. (until 1999), Carlin
                                                 Insurance Agency, Inc. (until 1999); Chairman,
                                                 Massachusetts Board of Higher Education (until
                                                 1999)

------------------------ ------------ ---------- ------------------------------------------------ -----------
Richard P. Chapman, Jr.  Trustee      1975       President and Chief Executive Officer,           53
Born:  1935                                      Brookline Bancorp., Inc.  (lending) (since
                                                 1972); Chairman and Director, Lumber Insurance
                                                 Co. (insurance) (until 2000); Chairman and
                                                 Director, Northeast Retirement Services, Inc.
                                                 (retirement administration) (since 1998).

------------------------ ------------ ---------- ------------------------------------------------ -----------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.

------------------------ ------------ ---------- ------------------------------------------------ -----------
                                                                                                  Number of
                                                                                                  John
                                                                                                  Hancock
                         Position(s)  Trustee/                                                    Funds
Name, Address (1)        Held with    Officer    Principal Occupation(s) and other                Overseen by
And Age                  Fund         since(2)   Directorships  During Past 5 Years               Trustee
------------------------ ------------ ---------- ------------------------------------------------ -----------
Independent Trustees
------------------------ ------------ ---------- ------------------------------------------------ -----------
William H. Cunningham    Trustee      2005       Former Chancellor, University of Texas           148
Born:  1944                                      System and former President of the
                                                 University of Texas, Austin, Texas;
                                                 Chairman and CEO, IBT Technologies (until
                                                 2001); Director of the following:  The
                                                 University of Texas Investment Management
                                                 Company (until 2000), Hire.com (until
                                                 2004), STC Broadcasting, Inc. and Sunrise
                                                 Television Corp. (until 2001), Symtx,
                                                 Inc.(electronic manufacturing) (since
                                                 2001), Adorno/Rogers Technology, Inc.
                                                 (until 2004), Pinnacle Foods Corporation
                                                 (until 2003), rateGenius (until 2003),
                                                 Jefferson-Pilot Corporation (diversified
                                                 life insurance company), New Century
                                                 Equity Holdings (formerly Billing
                                                 Concepts) (until 2001), eCertain (until
                                                 2001), ClassMap.com (until 2001), Agile
                                                 Ventures (until 2001), LBJ Foundation
                                                 (until 2000), Golfsmith International,
                                                 Inc. (until 2000), Metamor Worldwide
                                                 (until 2000), AskRed.com (until 2001),
                                                 Southwest Airlines and Introgen; Advisory
                                                 Director, Q Investments (until 2003);
                                                 Advisory Director, Chase Bank (formerly
                                                 Texas Commerce Bank - Austin), LIN
                                                 Television (since 2002), WilTel
                                                 Communications (until 2003) and Hayes
                                                 Lemmerz International, Inc. (diversified
                                                 automotive parts supple company) (since
                                                 2003).
------------------------ ------------ ---------- ------------------------------------------------ -----------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.

------------------------ ------------ ---------- ------------------------------------------------ -----------
                                                                                                  Number of
                                                                                                  John
                                                                                                  Hancock
                         Position(s)  Trustee/                                                    Funds
Name, Address (1)        Held with    Officer    Principal Occupation(s) and other                Overseen by
And Age                  Fund         since(2)   Directorships  During Past 5 Years               Trustee
------------------------ ------------ ---------- ------------------------------------------------ -----------
------------------------ ------------ ---------- ------------------------------------------------ -----------
Ronald R. Dion           Chairman      2005      Chairman and Chief Executive Officer, R.M.       53
Born:  1946              and Trustee             Bradley & Co., Inc.; Director, The New
                                                 England Council and Massachusetts
                                                 Roundtable; Director, Boston Stock
                                                 Exchange; Trustee, North Shore Medical
                                                 Center; Director, BJ's Wholesale Club,
                                                 Inc. and a corporator of the Eastern Bank;
                                                 Trustee, Emmanuel College; Director,
                                                 Boston Municipal Research Bureau; Member
                                                 of the Advisory Board, Carroll Graduate
                                                 School of Management at Boston College.

------------------------ ------------ ---------- ------------------------------------------------ -----------
Charles L. Ladner        Trustee      2004       Chairman and Trustee, Dunwoody Village,          148
Born:  1938                                      Inc. (retirement services) (until 2003);
                                                 Senior Vice President and Chief Financial
                                                 Officer, UGI Corporation (public utility
                                                 holding company) (retired 1998); Vice
                                                 President and Director for AmeriGas, Inc.
                                                 (retired 1998); Director of AmeriGas
                                                 Partners, L.P. (until 1997)(gas
                                                 distribution); Director, EnergyNorth, Inc.
                                                 (until 1995); Director, Parks and History
                                                 Association (since 2001).

------------------------ ------------ ---------- ------------------------------------------------ -----------
John A. Moore            Trustee      1996       President and Chief Executive Officer,           53
Born:  1939                                      Institute for Evaluating Health Risks,
                                                 (nonprofit institution) (until 2001);
                                                 Senior Scientist, Sciences International
                                                 (health research)(since 1998); Principal,
                                                 Hollyhouse (consulting)(since 2000);
                                                 Director, CIIT(nonprofit research) (since
                                                 2002).

------------------------ ------------ ---------- ------------------------------------------------ -----------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.

------------------------ ------------ ---------- ------------------------------------------------ -----------
                                                                                                  Number of
                                                                                                  John
                                                                                                  Hancock
                         Position(s)  Trustee/                                                    Funds
Name, Address (1)        Held with    Officer    Principal Occupation(s) and other                Overseen by
And Age                  Fund         since(2)   Directorships  During Past 5 Years               Trustee
------------------------ ------------ ---------- ------------------------------------------------ -----------
Patti McGill Peterson    Trustee      1996       Executive Director, Council for                  53
Born:  1943                                      International Exchange of Scholars and
                                                 Vice President, Institute of
                                                 International Education (since 1998);
                                                 Senior Fellow, Cornell Institute of
                                                 Public Affairs, Cornell University
                                                 (until 1997); Former President of Wells
                                                 College and St. Lawrence University;
                                                 Director, Niagara Mohawk Power
                                                 Corporation (until 2003); Director, Ford
                                                 Foundation, International Fellowships
                                                 Program (since 2002); Director, Lois
                                                 Roth Endowment (since 2002); Director,
                                                 Council for International Exchange
                                                 (since 2003).

------------------------ ------------ ---------- ------------------------------------------------ -----------
Steven Pruchansky        Trustee      2005       Chairman and Chief Executive Officer,            53
Born:  1944                                      Greenscapes of Southwest Florida, Inc.
                                                 (since 2000); Director and President,
                                                 Greenscapes of Southwest Florida, Inc.
                                                 (until 2000); Managing Director,
                                                 JonJames, LLC (real estate) (since
                                                 2001); Director, First Signature Bank &
                                                 Trust Company (until 1991); Director,
                                                 Mast Realty Trust (until 1994);
                                                 President, Maxwell Building Corp. (until
                                                 1991).

------------------------ ------------ ---------- ------------------------------------------------ -----------
Non-Independent Trustees
------------------------ ------------ ---------- ------------------------------------------------ -----------
James R. Boyle (3)       Trustee      2005       President, John Hancock Annuities;               148
Born:  1959                                      Executive Vice President, John Hancock
                                                 Life Insurance Company (since June,
                                                 2004); President U.S. Annuities; Senior
                                                 Vice President, The Manufacturers Life
                                                 Insurance Company (U.S.A) (prior to
                                                 2004).

------------------------ ------------ ---------- ------------------------------------------------ -----------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.

------------------------ ------------ ---------- ------------------------------------------------ -----------
                                                                                                  Number of
                                                                                                  John
                                                                                                  Hancock
                         Position(s)  Trustee/                                                    Funds
Name, Address (1)        Held with    Officer    Principal Occupation(s) and other                Overseen by
And Age                  Fund         since(2)   Directorships  During Past 5 Years               Trustee
------------------------ ------------ ---------- ------------------------------------------------ -----------
Principal Officers who
are not Trustees
------------------------ ------------ ---------- ------------------------------------------------ -----------
Keith F. Hartstein       President    2005       Senior Vice President, Manulife                  N/A
Born:  1956              and Chief               Financial Corporation (since 2004);
                         Executive               Director, President and Chief Executive
                         Officer                 Officer, John Hancock Advisers, LLC (the
                                                 "Adviser") and The Berkeley Financial
                                                 Group, LLC ("The Berkeley Group")
                                                 (holding company); Director, President
                                                 and Chief Executive Officer, John
                                                 Hancock Funds, LLC. ("John Hancock
                                                 Funds"); Director, President and Chief
                                                 Executive Officer, Sovereign Asset
                                                 Management Corporation ("SAMCorp.");
                                                 Director, John Hancock Signature
                                                 Services, Inc.; Director, Chairman and
                                                 President, NM Capital Management, Inc.
                                                 (NM Capital); Chairman, Investment
                                                 Company Institute Sales Force Marketing
                                                 Committee (since 2003); Executive Vice
                                                 President, John Hancock Funds, LLC
                                                 (until 2005).

------------------------ ------------ ---------- ------------------------------------------------ -----------
William H. King          Vice         1988       Vice President and Assistant Treasurer,          N/A
Born:  1952              President               the Adviser; Vice President and
                         and                     Treasurer of each of the John Hancock
                         Treasurer               funds advised by the Adviser; Assistant
                                                 Treasurer of each of the John Hancock
                                                 funds advised by the Adviser (until
                                                 2001).
------------------------ ------------ ---------- ------------------------------------------------ -----------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.

------------------------ ------------ ---------- ------------------------------------------------ -----------
                                                                                                  Number of
                                                                                                  John
                                                                                                  Hancock
                         Position(s)  Trustee/                                                    Funds
Name, Address (1)        Held with    Officer    Principal Occupation(s) and other                Overseen by
And Age                  Fund         since(2)   Directorships  During Past 5 Years               Trustee
------------------------ ------------ ---------- ------------------------------------------------ -----------
Francis V. Knox, Jr.     Vice         2005       Vice President and Chief Compliance              N/A
Born:  1947              President               Officer for John Hancock Investment
                         and Chief               Company, John Hancock Life Insurance
                         Compliance              Company (U.S.A.), John Hancock Life
                         Officer                 Insurance Company and John Hancock Funds
                                                 (since 2005); Fidelity Investments -
                                                 Vice President and Assistant Treasurer,
                                                 Fidelity Group of Funds (until 2004);
                                                 Fidelity Investments - Vice President
                                                 and Ethics & Compliance Officer (until
                                                 2001).

------------------------ ------------ ---------- ------------------------------------------------ -----------
John G. Vrysen           Executive    2005       Executive Vice President and Chief               N/A
Born:  1955              Vice                    Financial Officer, the Adviser,
                         President               Sovereign Asset Management Corp., the
                         and Chief               Berkeley Financial Group, LLC and John
                         Financial               Hancock Funds, LLC (since 2005);Vice
                         Officer                 President and General Manager, Fixed
                                                 Annuities, U.S. Wealth Management (until
                                                 2005).
                                                 Vice President, Operations Manulife Wood
                                                 Logan 7/00-9/04.

------------------------ ------------ ---------- ------------------------------------------------ -----------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and/ or certain other affiliates.

The Fund's Board of Trustees currently has four standing Committees: the Audit Committee, the Governance Committee, the Contracts/Operations Committee and the Investment Performance Committee. Each Committee is comprised of Independent Trustees who are not "interested persons" of the Fund.

The Audit Committee members are Messrs. Chapman, Ladner, Moore and Ms. McGill Peterson. All of the members of the Audit Committee are independent and each member is financially literate with at least one having accounting or financial management expertise. The Board has adopted a written charter for the Audit Committee. The Audit Committee recommends to the full board auditors for the Fund, monitors and oversees the audits of the Fund, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time. The Audit Committee held four meetings during the fiscal year ended May 31, 2005.

The Governance Committee members are Messrs. Ladner, Carlin, Cunningham and Pruchansky. The Governance Committee makes recommendations to the Board on issues related to corporate governance applicable to the Independent Trustees and to the composition and operation of the Board and to assume duties, responsibilities and functions to nominate candidates to the Board, together with such addition duties, responsibilities and functions as are delegated to it from time to time. Among other things, the Governance Committee acts as a nominating committee of the Board. In reviewing a potential nominee and in evaluating the renomination of current Independent Trustees, the Governance Committee will generally apply the following criteria: (i) the nominee's reputation for integrity, honesty and adherence to high ethical standards, (ii) the nominee's business acumen, experience and ability to exercise sound judgments, (iii) a commitment to understand the Fund and the responsibilities of a trustee of an investment company, (iv) a commitment to regularly attend and participate in meetings of the Board and its committees, (v) the ability to understand potential conflicts of interest involving management of the Fund and to act in the interests of all shareholders, and (vi) the absence of a real or apparent conflict of interest that would impair the nominee's ability to represent the interests of all the shareholders and to fulfill the responsibilities of an Independent Trustee. The Governance Committee does not necessarily place the same emphasis on each criteria and each nominee may not have each of these qualities. The Governance Committee does not discriminate on the basis of race, religion, national origin, sex, sexual orientation, disability or any other basis proscribed by law. The Governance Committee is a new committee and held one meeting during the fiscal year ended May 31, 2005. (The nominating function of the Governance Committee was previously carried out by the Administration Committee.)

As long as an existing Independent Trustee continues, in the opinion of the Governance Committee, to satisfy these criteria, the Fund anticipates that the Committee would favor the renomination of an existing Trustee rather than a new candidate. Consequently, while the Governance Committee will consider nominees recommended by shareholders to serve as trustees, the Governance Committee may only act upon such recommendations if there is a vacancy on the Board or the Administration Committee determines that the selection of a new or additional Independent Trustee is in the best interests of the Fund. In the event that a vacancy arises or a change in Board membership is determined to be advisable, the Governance Committee will, in addition to any shareholder recommendations, consider candidates identified by other means, including candidates proposed by members of the Governance Committee. While it has not done so in the past, the Governance Committee may retain a consultant to assist the Committee in a search for a qualified candidate.

Any shareholder recommendation must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended, to be considered by the Governance Committee. In evaluating a nominee recommended by a shareholder, the Governance Committee, in addition to the criteria discussed above, may consider the objectives of the shareholder in submitting that nomination and whether such objectives are consistent with the interests of all shareholders. If the Board determines to include a shareholder's candidate among the slate of nominees, the candidate's name will be placed on the Fund's proxy card. If the Governance Committee or the Board determines not to include such candidate among the Board's designated nominees and the shareholder has satisfied the requirements of Rule 14a-8, the shareholder's candidate will be treated as a nominee of the shareholder who originally nominated the candidate. In that case, the candidate will not be named on the proxy card distributed with the Fund's proxy statement.

Shareholders may communicate with the members of the Board as a group or individually. Any such communication should be sent to the Board or an individual Trustee c/o The Secretary of the Fund at the following address: 601 Congress Street, Boston, MA 02210-2805. The Secretary may determine not to forward any letter to the members of the Board that does not relate to the business of the Fund.

The Contracts/Operations Committee members are Messrs. Carlin, Cunningham, Dion and Pruchansky. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Fund and other entities. These contracts include advisory and subadvisory agreements (if, applicable), custodial and transfer agency agreements and arrangements with other service providers. The Contracts/Operations Committee held five meetings during the fiscal year ended May 31, 2005.

The Investment Performance Committee members are all of the independent Trustees. The Investment Performance Committee monitors and analyzes the performance of the Fund generally, consults with the Adviser as necessary if the Fund requires special attention, and reviews peer groups and other comparative standards as necessary. The Investment Performance Committee held four meetings during the fiscal year ended May 31, 2005.

The following table provides a dollar range indicating each Trustee's ownership of equity securities of the Fund, as well as aggregate holdings of shares of equity securities of all funds in the John Hancock Fund Complex overseen by the Trustee, as of December 31, 2004.

-------------------------------------------------------------------------------------------------------------
                                        Dollar Range of Fund       Aggregate Dollar Range of holdings in John
Name of Trustee                         shares Owned by Trustee    Hancock funds overseen by Trustee (1)
                                        (1)
-------------------------------------------------------------------------------------------------------------
Independent Trustees
-------------------------------------------------------------------------------------------------------------
James F. Carlin*                        $1-10,000                  Over $100,000
-------------------------------------------------------------------------------------------------------------
Richard P. Chapman, Jr.                 $1-10,000                  Over $100,000
-------------------------------------------------------------------------------------------------------------
William H. Cunningham*                  None                       $10,001-50,000
-------------------------------------------------------------------------------------------------------------
Ronald R. Dion*                         None                       Over $100,000
-------------------------------------------------------------------------------------------------------------
Charles L. Ladner*                      $1-10,000                  Over $100,000
-------------------------------------------------------------------------------------------------------------
Dr. John A. Moore                       $10,001-50,000             Over $100,000
-------------------------------------------------------------------------------------------------------------
Patti McGill Peterson                   $10,001-50,000             Over $100,000
-------------------------------------------------------------------------------------------------------------
Steven Pruchansky*                      None                       Over $100,000
-------------------------------------------------------------------------------------------------------------
Non-Independent Trustee
-------------------------------------------------------------------------------------------------------------
James R. Boyle**                        None                       None
-------------------------------------------------------------------------------------------------------------

(1) This Fund does not participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may defer his fees by electing to have the Adviser invest his fees in one of the funds in the John Hancock complex that participates in the Plan. Under these circumstances, a Trustee is not the legal owner of the underlying shares, but does participate in any positive or negative return on those shares to the same extent as other shareholders. With regard to Trustees participating in the Plan, if a Trustee was deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2004, the respective "Dollar Range of Fund Shares Owned by Trustee" and the "Aggregate Dollar Range of holdings in John Hancock funds overseen by Trustee" would be as follows: $1-$10,000 and over $100,000 for Mr. Chapman, none and over $100,000 for Mr. Cunningham, none and over $100,000 for Mr. Dion, $50,001-100,000 and over $100,000 for Dr. Moore and none and over $100,000 for Mr. Pruchansky.

*As of June 16, 2004, the Independent Trustees elected Mr. Ladner as a Trustee. Messrs. Carlin, Cunningham, Dion and Pruchansky were elected to the Board by shareholders on December 1, 2004, effective January 1, 2005.

**As of September 13, 2005, the Independent Trustees elected Mr. Boyle as a Non-Independent Trustee.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Any Non-Independent Trustee, and each of the officers of the Fund who are interested persons of the Adviser, and/or affiliates are compensated by the Adviser and receive no compensation from the Fund for their services.

                                                     Total Compensation from all
                             Aggregate Compensation  Funds in John Hancock Fund
Trustees                     From the Fund(1)        Complex to Trustees (2)
--------                     ----------------------  ---------------------------
Dennis J. Aronowitz+                $1,664                   $ 77,500
James F. Carlin++                      196                     76,500
Richard P. Chapman*                  7,441                     79,500
William J. Cosgrove*+                8,438                     89,500
William H. Cunningham*++               232                     77,500
Ronald R. Dion*++ +++                  232                     76,500
Richard A. Farrell+                  1,410                     76,500
William F. Glavin*+                  1,378                     76,350
Charles L. Ladner+++                 1,807                    104,150
Dr. John A. Moore*                   5,061                     79,900
Patti McGill Peterson                4,850                     74,900
John Pratt+                          1,410                     76,500
Steven R. Pruchansky*++                232                     79,500
Norman H. Smith*+ ++                   196                     76,500
                                    ------                   --------
Total                              $34,547                 $1,121,300

(1)  Compensation is for the fiscal year ended May 31, 2005.

(2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2004. As of this date, there were forty-nine funds in the John Hancock Fund Complex: Messrs. Arronowitz, Chapman, Cosgrove, Farrell, Glavin and Pratt serving on twenty-eight funds; Messrs. Carlin, Cunningham, Dion, Pruchansky and Smith serving on twenty-eight funds; Dr. Moore and Ms. McGill Peterson serving on thirty funds and Mr. Ladner serving on forty-nine funds.

(*) As of December 31, 2004, the value of the aggregate accrued deferred compensation from all Funds in the John Hancock Fund Complex for Mr.
     Chapman was $69,035, Mr. Cosgrove was $232,538, Mr. Cunningham was $627,144, Mr. Dion was $242,968, Mr. Glavin was $353,669, Dr. Moore was $273,394, Mr. Pruchansky was $194,392 and Mr. Smith was $331,243 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").

+ Messrs. Aronowitz, Farrell, Glavin and Pratt retired as of December 31, 2004. Mr. Cosgrove retired as of March 31, 2005. Mr. Smith retired as of June 30, 2005.

++ Messrs. Carlin, Cunningham, Dion and Pruchansky each became a Trustee and were elected to the Fund's Board by the shareholders on December 1, 2004, effective January 1, 2005. Mr. Smith was appointed by the Trustees on December 14, 2004, effective January 1, 2005.

+++ As of September 12, 2005, the Independent Trustees elected Mr. Dion as Independent Chairman of the Board. As of June 16, 2004 and until September 12, 2005, Mr. Ladner was the Independent Chairman of the Board.

All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser or an affiliate of the Adviser serves as investment adviser.

As of August 15, 2005, the officers and Trustees of the Fund as a group beneficially owned less than 1% of the outstanding shares of the Fund. As of that date, to the Fund's knowledge, the following shareholders were the only record holders that beneficially owned 5% or more of the outstanding shares of each class of the Fund:

---------------------------------------------------- ---------- ---------- ---------- ---------- -----------
Name and Address of Owners of More than 5% of Shares Class A    Class B    Class C    Class I    Class R
---------------------------------------------------- ---------- ---------- ---------- ---------- -----------
MLPF&S For The Sole                                  --         19.89%     28.82%     10.97%     32.26%
Benefit of Its Customers
Attn Fund Administration
4800 Deer Lake Drive East 2nd Fl
Jacksonville FL 32246-6484

---------------------------------------------------- ---------- ---------- ---------- ---------- -----------
MCB Trust Services Custodian FBO                     --         --         --         34.46%     --
The Investment Incentive Plan
700 17th St Ste 150
Denver CO 80202-3502

---------------------------------------------------- ---------- ---------- ---------- ---------- -----------
MCB Trust Services Custodian FBO                     --         --         --         14.27%     --
Arden Group 401k Retirement
 Savings Plan
700 17th St Ste 150
Denver CO 80202-3502

---------------------------------------------------- ---------- ---------- ---------- ---------- -----------
MCB Trust Services Custodian FBO                     --         --         --         9.28%      --
Manistique Papers Inc 401k
700 17th St Ste 150
Denver CO 80202-3502

---------------------------------------------------- ---------- ---------- ---------- ---------- -----------
MCB Trust Services Custodian FBO                     --         --         --         7.04%      --
ACP-ASIM A
700 17th St Ste 150
Denver CO 80202-3502

---------------------------------------------------- ---------- ---------- ---------- ---------- -----------
Investors Bank and Trust Co Cust                     --         --         --         5.66%      --
ICMA FBO Option Account
County Sanitation District No 2 of
La County Def Comp
777 N Capitol St NE STE 600
Washington DC

---------------------------------------------------- ---------- ---------- ---------- ---------- -----------
John Hancock Advisers LLC                            --         --         --         --         31.24%
601 Congress Street
Boston, MA 02210

---------------------------------------------------- ---------- ---------- ---------- ---------- -----------
Pershing LLC                                         --         --         --         --         21.49%
PO Box 2052
Jersey City NJ 07303-2052

---------------------------------------------------- ---------- ---------- ---------- ---------- -----------
MCB Trust Services Custodian FBO                     --         --         --         --         6.22%
Rolling Hills Country Club Inc.
700 17th St Ste 300
Denver CO 80202-3531

---------------------------------------------------- ---------- ---------- ----------- --------- -----------

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 601 Congress Street, Boston, Massachusetts 02210-2805, a premier investment management company, managed $34 billion in open-end funds, closed-end funds, private accounts and retirement plans for individual and institutional investors as of June 30, 2005. Additional information about John Hancock Advisers can be found on the website: www.jhfunds.com.

The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage of the average of the daily net assets of the Fund as follows:


          Average Daily Net Assets                          Annual Rate
          First $1,500,000,000                              0.50%
          Next $500,000,000                                 0.45%
          Next $500,000,000                                 0.40%
          Amount Over $2,500,000,0000                       0.35%

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

For the fiscal years ended May 31, 2003, 2004 and 2005, the Adviser received fees of $7,177,130, $6,755,210 and $6,063,109, respectively.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provides investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for the purchase or sale of securities by the Adviser for the Fund for other funds or clients, for which the Adviser renders investment advice, arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which its Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of the obligations and duties under the Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the John Hancock Life Insurance Company (the "Life Company") may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The Fund's Board of Trustees is responsible for overseeing the performance of the Fund's investment adviser and determining whether to approve and renew the Fund's Advisory Agreement. The Board has a standing request that the Adviser provide the Board with certain information the Board has deemed important to evaluating the short- and long-term performance of the Adviser. This information includes periodic performance analysis and status reports from the Adviser and quarterly Portfolio and Investment Performance Reports. The Fund's portfolio managers meet with the Board from time to time to discuss the management and performance of the Fund and respond to the Board's questions concerning the performance of the Adviser. When the Board considers whether to renew an investment advisory contract, the Board takes into account numerous factors, including: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Fund's assets managed by the adviser; (3) the fair market value of the services provided by the adviser; (4) a comparative analysis of expense ratios of, and advisory fees paid by, similar funds; (5) the extent to which the adviser has realized or will realize economies of scale as the Fund grows; (6) other sources of revenue to the Adviser or its affiliates from its relationship with the Fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant; and (7) the Adviser's control of the operating expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

In evaluating the Advisory Agreement, the Independent Trustees reviewed materials furnished by the Adviser, including information regarding the Adviser, its respective affiliates and their personnel, operations and financial condition. The Independent Trustees also reviewed, among other things:

   o The investment performance of the Fund. The Board determined that the performance results of the Fund and the Adviser's responsive actions were reasonable, as compared with relevant performance standards, including the performance results of comparable corporate debt funds derived from data provided by Lipper Inc. and appropriate market indexes.

   o The fee charged by the Adviser for investment advisory and administrative services, as well as other compensation received by affiliates of the Adviser and the total operating expenses of the Fund. The Independent Trustees determined that these fees and expenses were reasonable based on the average advisory fees and operating expenses for comparable funds. The Independent Trustees also took into account the nature of the advisory fee arrangement, which includes breakpoints that will adjust the fee downward as the size of the Fund's portfolio increases.

   o The Adviser's investment staff and portfolio management process, the historical quality of services provided by the Adviser, and the overall performance of the Fund's portfolio on both a short-term and long-term basis.

The Independent Trustees determined that the terms of the Fund's Advisory Agreement are fair and reasonable and that the contract is in the Fund's best interest. The Independent Trustees believe that the advisory contract will enable the Fund to enjoy high quality investment advisory services at a cost they deem appropriate, reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees met independently from the Non-Independent Trustees of the Fund and any officers of the Adviser or its affiliates. The Independent Trustees also relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

The continuation of the Advisory Agreement and Distribution Agreement (discussed below) was approved by all Trustees. The Advisory Agreement and the Distribution Agreement, will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both agreements may be terminated on 60 days written notice by any party or by vote of a majority to the outstanding voting securities of the Fund and will terminate automatically if assigned.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal years ended May 31, 2003, 2004 and 2005, the Fund paid the Adviser $483,783, $367,292 and $287,574, respectively, for services under this Agreement.

Proxy Voting. The Fund's Trustees have delegated to the Adviser the authority to vote proxies on behalf of the Fund. The Trustees have approved the proxy voting guidelines of the Adviser and will review the guidelines and suggest changes as they deem advisable. A summary of the Adviser's proxy voting guidelines is attached to this statement of additional information as Appendix C. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ending June 30, 2005 is available by calling 1-800-225-5291 or on the Fund's website: www.jhfsh.jhfunds.com/jhfshareholder/frame/sh_home.html or on the SEC's website at www.sec.gov.

Personnel of the Adviser and its affiliates may trade securities for their personal accounts. The Fund also may hold, or may be buying or selling, the same securities. To prevent the Fund from being disadvantaged, the adviser(s), principal underwriter and the Fund have adopted a code of ethics which restricts the trading activity of those personnel.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

Other Accounts the Portfolio Managers are Managing. The table below indicates for each portfolio manager information about the accounts over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of May 31, 2005. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

--------------------------- ----------------------------------------------------------------------------------
   PORTFOLIO MANAGER NAME                     OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS
--------------------------- ----------------------------------------------------------------------------------
Barry H. Evans, CFA         Other Registered Investment Companies:  Five (5) funds with total assets of approximately $1.9 billion.

                            Other Pooled Investment Vehicles:  None

                            Other Accounts:  Twenty-one (21) accounts with total assets of approximately $4.0 billion.

--------------------------- ----------------------------------------------------------------------------------
Howard C. Greene, CFA       Other Registered Investment Companies:  Two (2) funds with total assets of approximately $928.8 million.

                            Other Pooled Investment Vehicles:  None

                            Other Accounts:  Twenty (20) accounts with total assets of approximately $3.9 billion.

--------------------------- ----------------------------------------------------------------------------------
Benjamin A. Matthews        Other Registered Investment Companies:  One (1) fund with total assets of approximately $762.3 million.

                            Other Pooled Investment Vehicles:  None

                            Other Accounts:  Twenty (20) accounts with total assets of approximately $3.9 billion.

--------------------------- ----------------------------------------------------------------------------------

The Adviser does not receive a fee based upon the investment performance of any of the accounts included under "Other Accounts Managed by the Portfolio Managers" in the table above, except that the Adviser receives a performance-based fee with respect to one (1) Other Account with total assets of approximately $399 million as of May 31, 2005.

When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, the Fund does not believe that any material conflicts are likely to arise out of a portfolio manager's responsibility for the management of the Fund as well as one or more other accounts. The Adviser has adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. The Adviser has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See "Compensation of Portfolio Managers" below.

     o A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation on the initial public offering. The Adviser has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

     o A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security for more than one account, the policies of the Adviser generally require that such trades be "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price.
          There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the Adviser will place the order in a manner intended to result in as favorable a price as possible for such client.

     o A portfolio manager could favor an account if the portfolio manager's compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if the Adviser receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation. The investment performance on specific accounts is not a factor in determining the portfolio manager's compensation. See "Compensation of Portfolio Managers" below. The Adviser receives a performance-based fee with respect to one of the other accounts managed by two of the Fund's portfolio managers.

     o A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. The Adviser imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.

     o If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. In making portfolio manager assignments, the Adviser seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

Compensation  of  Portfolio  Managers.  The  Adviser  has  adopted  a system  of compensation for portfolio managers and others involved in the investment process that is applied systematically among investment professionals and seeks to align the financial interests of the investment professionals with both those of the Adviser, through incentive payments based in part upon the Adviser's financial performance, and also shareholders of the funds they manage, through incentive payments based in part upon the relative investment performance of those funds. The Adviser's compensation arrangements with investment professionals are determined on the basis of the investment professional's overall services to the Adviser and not on the basis of specific funds or accounts managed by the investment professional. At the Adviser, the structure of compensation of investment professionals is currently comprised of the following basic components: base salary, an annual investment bonus plan and a phantom stock plan, as well as customary benefits that are offered generally to all full-time employees of the Adviser. A limited number of senior portfolio managers, who serve as officers of both the Adviser and its parent company, may also receive options or restricted stock grants of common shares of Manulife Financial. The following describes each component of the compensation package for the individuals identified as a portfolio manager for the fund.

     o Base salary. Base compensation is fixed and normally reevaluated on an annual basis. The Adviser seeks to set compensation at market rates, taking into account the experience and responsibilities of the investment professional.

     o Investment Bonus Plan. Only investment professionals are eligible to participate in the Investment Bonus Plan. Under the plan, investment professionals are eligible for an annual bonus. The plan is intended to provide a competitive level of annual bonus compensation that is tied to the investment professional achieving superior investment performance and aligns the financial incentives of the Adviser and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be in excess of base salary. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses under the plan:

     o Investment Performance: The investment performance of all accounts managed by the investment professional over one and three- year periods are considered. The pre-tax performance of each account is measured relative to an appropriate peer group benchmark (for example a Lipper large cap growth peer group if the fund invests primarily in large cap stocks with a growth strategy). With respect to fixed income accounts, relative yields are also used to measure performance.

     o The Profitability of the Adviser: The profitability of the Adviser and its parent company are also considered in determining bonus awards, with greater emphasis placed upon the profitability of the Adviser.

     o Non-Investment Performance: The more intangible contributions of an investment professional to the Adviser's business, including the investment professional's support of sales activities, new fund/strategy idea generation, professional growth and development, and management, where applicable, are evaluating in determining the amount of any bonus award.

     o Phantom Stock Appreciation Plan. The Adviser is not a public company and, consequently, does not compensate its employees through the grant of the company's common shares. However, the Adviser participates in a phantom stock appreciation plan that is intended to provide employees of the Adviser with equity like interests in the Adviser's financial performance. All employees of the Adviser, not just investment professionals, who are of a designated level of seniority, are eligible to participate in this plan. As part of the overall compensation package, this plan is designed, among other things, to motivate and reward the investment professionals if the Adviser achieves earnings growth. Awards under the plan are granted to investment professionals based on a number of factors, including past and current performance, impact on overall business results and recognition of long-term potential and value to the company. Payments under the plan are based upon three-year performance cycles. Participants are granted an interest in a phantom stock pool. The pool represents appreciation, if any, of a portion of the total equity interests in the Adviser. For purposes of the plan, the Adviser's common shares are valued on the basis of a multiple of EBITDA (earnings before interest, taxes, depreciation and amortization expense). The value of the pool is equal to the difference, if positive, in the value of the Adviser's common shares, using that valuation method, at the start of the performance cycle and the value of those shares at the end of the performance cycle. A participant receives the participant's allocated share of the pool, with that interest payable in three annual installments. Generally, a participant must remain an employee at the time of distribution of an installment in order to be entitled to receive it.

o Options and Stock Grants. A limited number of senior investment professionals may receive options to purchase shares of Manulife Financial stock. Generally, such option would permit the investment professional to purchase a set amount of stock at the market price on the date of grant. The option can be exercised for a set period (normally a number of years or until termination of employment) and the investment professional would exercise the option if the market value of Manulife Financial stock increases. Some investment professionals may receive restricted stock grants, where the investment professional is entitle to receive the stock at no or nominal cost, provided that the stock is forgone if the investment professional's employment is terminated prior to a vesting date.

The Adviser also permits investment professionals to participate on a voluntary basis in a deferred compensation plan, under which the investment professional may elect on an annual basis to defer receipt of a portion of their compensation until retirement. Participation in the plan is voluntary. No component of the compensation arrangements for the investment professionals involves mandatory deferral arrangements.

While the profitability of the Adviser and the investment performance of the accounts that the investment professionals maintain are factors in determining an investment professional's overall compensation, the investment professional's compensation is not linked directly to the net asset value of any fund.

Share Ownership by Portfolio Managers. The following table indicates as of May 31, 2005 the value, within the indicated range, of shares beneficially owned by the portfolio managers in the Fund. For purposes of this table, the following letters represent the range indicated below:

         A        -        $0
         B        -        $1 - $10,000
         C        -        $10,001 - $50,000
         D        -        $50,001 - $100,000
         E        -        $100,001 - $500,000
         F        -        $500,001 - $1,000,000
         G        -        More than $1 million

---------------------------------------- --------------------------------------
Portfolio Manager                        Range of Beneficial Ownership
---------------------------------------- --------------------------------------
Barry H. Evans, CFA                                      B
---------------------------------------- --------------------------------------
Howard C. Greene, CFA                                    B
---------------------------------------- --------------------------------------
Benjamin A. Mathews                                      E
---------------------------------------- --------------------------------------


DISTRIBUTION CONTRACTS

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers, banks and registered investment advisors ("Selling Firms") that have entered into selling agreements with John Hancock Funds. These Selling Firms are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. John Hancock Funds accepts orders for the purchase of the shares of the Fund that are continually offered at net asset value next determined, plus any applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Firms receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. (Prior to July 15, 2004, Class C shares were also subject to a sales load imposed at the time of purchase.) In the case of Class B, Class C and Class R shares, the Selling Firm receives compensation immediately but John Hancock Funds is compensated on a deferred basis.


Total underwriting commissions (sales charges) for sales of the Fund's Class A shares for the fiscal years ended May 31, 2003, 2004 and 2005 were $841,004, $654,480 and $540,935, respectively. Of such amounts $90,559, $71,770 and
$59,938, were retained by John Hancock Funds for 2003, 2004 and 2005. Total underwriting commissions (sales charges) for sales of the Fund's Class C shares for the fiscal years May 31, 2003, 2004 and 2005 were $100,014, $244,620 and
$880, respectively. No Class C commissions were retained by John Hancock Funds, the remainder of the underwriting commissions were reallowed to Selling Firms.

The Fund's Trustees adopted Distribution Plans with respect to each class of shares (the "Plans"), pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A, 1.00% for Class B and Class C shares and 0.50% for Class R shares of the Fund's average daily net assets attributable to the respective class of shares. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Firms and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares, (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares, and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders. In the event that John Hancock Funds is not fully reimbursed for payments or expenses it incurs under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. Unreimbursed expenses under the Class R Plan will be carried forward to subsequent fiscal years. The Fund does not treat unreimbursed expenses under the Class B, Class C and Class R Plans as a liability of the Fund because the Trustees may terminate Class B, Class C and/or Class R Plans at any time. For the fiscal period May 31, 2005 an aggregate of $243,039 distribution expenses or 0.17% of the average net assets of the Class B shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or 12b-1 fees in prior periods. For the fiscal year ended May 31, 2005, an aggregate of $191,263 of distribution expenses or 0.63% of the average net assets of the Class C shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees.

The Fund has also adopted a separate Class R shares Service Plan ("the Service Plan"). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plan participants. These services may include (a) acting, directly or through an agent, as the shareholder and nominee for all plan participants; (b) maintaining account records for each plan participant that beneficially owns Class R shares; (c) processing orders to purchase, redeem and exchange Class R shares on behalf of plan participants, and handling the transmission of funds representing the purchase price or redemption proceeds;
(d) addressing plan participant questions regarding their accounts and the Fund; and (e) other services related to servicing such retirement plans.

The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on these Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provides the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class in each case upon 60 days' written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to the Plan. Each Plan provides that no material amendment to the Plans will be effective unless it is approved by a vote of a majority of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B, Class C and Class R shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Class I shares of the Fund are not subject to any distribution plan. Expenses associated with the obligation of John Hancock Funds to use its best efforts to sell Class I shares will be paid by the Adviser or by John Hancock Funds and will not be paid from the fees paid under Class A, Class B, Class C or Class R Plans.

Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Funds.


During the fiscal year ended May 31, 2005, the Fund paid John Hancock Funds the following amounts of expenses in connection with their services for the Fund.

                                         Expense Items
                         Printing and                                            Interest,
                         Mailing of                                              Carrying or
                         Prospectus                                              Other Finance
                         to New          Compensation to    Expenses of John     Charges
           Advertising   Shareholders    Selling Firms      Hancock Funds

Class A    $154,340      $3,159          $2,493,976         $441,600             $--
Class B    $ 73,017      $1,494          $1,179,873         $208,916              --
Class C    $ 10,328      $  122          $  260,073         $ 31,285              --
Class R    $     23      $    0          $      358         $     63              --

SALES COMPENSATION

As part of their business strategies, the Fund, along with John Hancock Funds, pay compensation to Selling Firms that sell the Fund's shares. These firms typically pass along a portion of this compensation to your broker or financial representative.

The two primary sources of Selling Firm compensation payments for Class A, Class B, Class C and Class R are (1) the 12 b-1 fees that are paid out of the fund's assets and (2) sales charges paid by investors. The sales charges and 12b-1 fees are detailed in the prospectus and under the "Distribution Contracts" in this Statement of Additional Information. The portions of these expenses that are paid to Selling Firms are shown on the next page. For Class I shares, John Hancock Funds may make a one-time payment at the time of initial purchase out of its own resources to a Selling Firm which sells shares of the Fund. This payment may not exceed 0.15% of the amount invested.

Initial compensation Whenever you make an investment in Class A, Class B or Class C shares of the Fund, the Selling Firm receives a reallowance/payment/commission as described on the next page. The Selling Firm also receives the first year's 12b-1 service fee at this time.

Annual compensation For Class A, Class B and Class C shares of the Fund, beginning in the second year after an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net (aged) assets. In addition, beginning in the second year after an investment is made in Class C shares, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.75% of the average daily net (aged) assets. These service and distribution fees are paid quarterly in arrears.

For Class R shares of the Fund, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net assets. In addition, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.25% of the average daily net assets. These service and distribution fees are paid quarterly in arrears.

Selling Firms receive service and distribution fees if, for the preceding quarter, (1) their clients/shareholders have invested combined average daily net assets of no less than $1,000,000 in eligible (aged) assets; or (2) an individual registered representative of the Selling Firm has no less than $250,000 in eligible (aged) assets. The reason for these criteria is to save the Fund the expense of paying out de minimus amounts. As a result, if a Selling Firm does not meet one of the criteria noted above, the money for that firm's fees remains in the Fund.

Additional  compensation.  John Hancock Funds,  LLC at its expense,  and without additional cost to the Fund or its shareholders, may provide additional compensation to a Selling Firm in connection with their promotion of the Fund or sale of shares of the Fund. John Hancock Funds, LLC may make payments to selling firms for marketing support and/or shareholder administrative services. These market support payments may include financial assistance to Selling Firms in connection with their marketing and sales development programs for their registered representatives and other employees, as well as payment for travel expenses, including lodging incurred by registered representatives and other employees for such marketing and sales development programs, as well as assistance for seminars for the public, advertising and sales campaigns regarding one or more Funds, and other Selling Firm - sponsored events or activities. From time to time, John Hancock Funds, LLC may provide expense reimbursements for special training of a Selling Firm's registered representatives and other employees in group meetings. Non-cash compensation may also take the form of occasional gifts, meals, tickets or other entertainment as limited by NASD requirements. Payments may include amounts for sub-administration and other services for shareholders whose shares are held of record in omnibus or other group accounts. Other compensation, such as asset retention fees, finder's fees and reimbursement for wire transfer fees or other administrative fees and costs may be offered to the extent not prohibited by law or any self-regulatory agency such as the NASD. John Hancock Funds, LLC compensates Selling Firms differently depending upon, among other factors, the level and/or type of marketing support provided by the Selling Firm. The level of payments made to a Selling Firm in any given year will vary and may be substantial. These payments may provide an incentive to a Selling Firm to actively promote the Funds or cooperate with the John Hancock Funds, LLC promotional efforts. Depending on the arrangements in place at any particular time, Selling Firms may have a financial incentive to recommend a particular fund or a share class. You should ask your Selling Firm for more information about any services it provides, as well as about fees, commissions and/or marketing support payments.

              First Year Broker or Other Selling Firm Compensation

                                     Investor pays
                                     sales charge      Selling Firm     Selling Firm
                                     (% of offering)   receives         receives 12b-1    Total Selling Firm
Class A investments                  price             commission (1)   service fee (2)   compensation (3),(4)
-------------------                  -----             --------------   ---------------   -------------------
Up to $99,999                        4.50%             3.76%            0.25%             4.00%
$100,000 - $249,999                  3.75%             3.01%            0.25%             3.25%
$250,000 - $499,999                  2.75%             2.06%            0.25%             2.30%
$500,000 - $999,999                  2.00%             1.51%            0.25%             1.75%

Investments of Class A shares of
$1 million or more (5)

First $1M - $4,999,999               --                0.75%            0.25%             1.00%
Next $1 - $5M above that             --                0.25%            0.25%             0.50%
Next $1 or more above that           --                0.00%            0.25%             0.25%

Class B investments

All amounts                          --                3.75%            0.25%             4.00%

Class C investments

All amounts                          --                0.75%            0.25%             1.00%

Class I investments

All amounts                          --                0.00%            0.00%             0.00% (6)

Class R investments

All amounts                          --                0.00%            0.50%             0.50%

(1) For Class A investments under $1 million, a portion of the Selling Firm's commission is paid out of the sales charge.

(2) For Class A, B and C shares, the Selling Firm receives 12b-1 fees in the first year as a % of the amount invested and after the first year as a % of average daily net eligible assets. For Selling Firms with a fee-based/WRAP program agreement with John Hancock Funds, the Selling Firm receives 12b-1 fees in the first year as a % of average daily net eligible assets. Certain retirement platforms also receive 12b-1 fees in the first year as a % of average daily net eligible assets. Quarterly payments are made in arrears. For Class R shares, the Selling Firm receives 12b-1 fees effective at time of purchase as a % of average daily assets (paid quarterly in arrears). See "Distribution Contracts" for description of Class R Service Plan charges and payments.

(3) Selling Firm commission and 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages if combined using simple addition.

(4) Underwriter retains the balance.

(5) See "Initial Sales Charge on Class A Shares" for discussion on how to qualify for a reduced sales charge. John Hancock Funds may take recent redemptions into account in determining if an investment qualifies as a new investment

(6) John Hancock Funds may make a one-time payment at time of initial purchase out of its own resources to a Selling Firm that sells Class I shares of the fund. This payment may be up to 0.15% of the amount invested.

CDSC revenues collected by John Hancock Funds, LLC may be used to pay Selling Firm commissions when there is no initial sales charge.

NET ASSET VALUE

The NAV for each class of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices. In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between the time of the determination of value and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

Equity securities traded on a principal exchange are generally valued at last sale price on the day of valuation or in the case of securities traded on NASDAQ, the NASDAQ official closing price. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Equity options held by a Fund are priced as of the close of trading (generally 4 p.m. Eastern Time), futures contracts on U.S. government and other fixed-income securities (generally 3 p.m. Eastern Time) and index options held by a Fund are priced as of their close of trading (generally 4:15 p.m. Eastern Time)

Short-term debt investments which have a remaining maturity of 60 days or less are may be valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

If any securities held by the Fund are restricted as to resale, the fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realized from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 4:00 p.m., London time on the date of any determination of the Fund's NAV. Generally, trading in foreign securities is substantially completed each day at various times prior to the closed of the Exchange. Currency exchange rates are normally determined at the close of trading in London, England (11:00 a.m., New York Time). The closing prices for securities in markets or on exchanges outside the U.S. that close prior to the close of the Exchange may not fully reflect events that occur after such close but before the close of the Exchange. As a result, the Fund has adopted fair value pricing procedures, which, among other things, require the Fund to fair value such securities if these has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Fund to a significant extent. In addition, securities held by some of the Funds may be traded in foreign markets that are open for business on days that the Fund is not, and the trading of such securities on those days may have an impact on the value of a shareholder's investment at a time when the shareholder cannot buy and sell shares of the Fund.

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge") or on a contingent deferred basis (the "contingent deferred sales charge or CDSC"). The fund no longer issues share certificates. Shares are electronically recorded. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A shares of the Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to accumulate current purchases with the current offering price of the Class A, Class B, Class C, Class I, or Class R shares of the John Hancock mutual funds owned by the investor (see "Accumulation Privilege" below).

In order to receive the reduced sales charge, the investor must notify his/her financial adviser and/or the financial adviser must notify John Hancock Signature Services, Inc. ("Signature Services") at the time of purchase of the Class A shares, about any other John Hancock mutual funds owned by the investor, the investor's spouse and their children under the age of 21 living in the same household (see "Combination and Accumulation Privilege" below). This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. John Hancock Signature Services, Inc. will automatically link certain accounts registered in the same client name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates. You must notify John Hancock Signature Services Inc. and your broker-dealer (financial adviser) at the time of purchase of any eligible accounts held by your spouse or children under 21, living in the same household in order to insure these assets are linked to your accounts.

Without Sales Charge. Class A shares may be offered without a front-end sales charge or contingent deferred sales charges ("CDSC") to various individuals and institutions as follows:

o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates, sub-adviser or Selling Firms; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, child, grandparent, grandchild, parent, sibling, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same sex domestic partner; "Immediate Family") of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of fund shares in fee-based investment products or services made available to their clients.

o Individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to an IRA.

o Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to a ROTH IRA.

NOTE: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 and not specified above as waiver eligible, will be subject to applicable sales charges.

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Certain retirement plans participating in Merrill Lynch servicing programs offered in Class A shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch financial consultant for further information.

o    Retirement plans investing through the PruSolutions(sm) program.

o Participants in certain 529 Plans that have a signed agreement with John Hancock Funds. No CDSC will be due for redemptions on plan purchases made at NAV with no finder's fee. However, if a plan had a finder's fee or commission, and the entire plan redeemed within 12 months of the first investment in the plan, a CDSC would be due.

o Participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these employees may purchase Class A shares with no initial sales charge, if the plan sponsor notifies Signature Services of the number of employees at the time the account is established. However, if the shares are redeemed within 12 months of the inception of the plan, a CDSC will be imposed at the following rate:

     Amount Invested                                  CDSC Rate

     First $1 to $4,999,999                           1.00%
     Next $1 to $5M above that                        0.50%
     Next $1 or more above that                       0.25%

As of July 15, 2004, no Class C shares paid a front-end sales charge.

Class A shares  may  also be  purchased  without  an  initial  sales  charge  in
connection  with  certain  liquidation,   merger  or  acquisition   transactions
involving other investment companies or personal holding companies.

In Kind Re-registrations. A shareholder who withdraws funds via a tax reportable transaction, from one John Hancock fund account, that has previously paid a sales charge, and reregisters those assets directly to another John Hancock Fund account, without the assets ever leaving John Hancock Funds, may do so without paying a sales charge. The beneficial owner must remain the same, i.e., in kind.

Note: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 are not eligible for this provision, and will be subject to applicable sales charges.

Reducing Your Class A Sales Charges

Combination and Accumulation Privileges. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21 living in the same household, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). Qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Class A investors may also reduce their Class A sales charge by taking into account not only the amount being invested but also the current offering price of all the Class A, Class B, Class C, Class I and Class R shares of all John Hancock funds already held by such person. However, Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. To receive a reduced sales charge, the investor must tell his/her financial adviser or Signature Services at the time of the purchase about any other John Hancock mutual funds held by that investor his or her spouse and their children under the age of 21 living in the same household. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Firm's representative.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.

Letter of Intention. Reduced Class A sales charges under the Combination and Accumulation Privilege are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth IRAs and Coverdell ESAs, SEP, SARSEP, 401(k), 403(b) (including TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. An individual's non-qualified and qualified retirement plan investments can be combined to satisfy an LOI (either 13 or 48 months). Since some retirement plans are held in an omnibus account, an investor wishing to count retirement plan holdings towards a Class A purchase must notify Signature Services and his/her financial adviser of these holdings. Such an investment (including accumulations, combinations and reinvested dividends) must aggregate $100,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. Purchases made within 90 days prior to the signing of an LOI will be counted towards fulfillment of the LOI, however, the original sales charge will not be recalculated for these previous purchase. The sales charge applicable to all amounts invested after an LOI is signed is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrow shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investments in Class B and Class C shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices or on shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to retirement plans that had more than 100 eligible employees at the inception of the Fund account. You must notify Signature Services of the number of eligible employees at the time your account is established.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

When requesting a redemption for a specific dollar amount please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

   o Proceeds of 50 shares redeemed at $12 per shares (50 x 12)              $ 600.00
   o *Minus Appreciation ($12 - $10) x 100 shares                             (200.00)
   o Minus proceeds of 10 shares not subject to CDSC (dividend reinvestment)  (120.00)
   o Amount subject to CDSC                                                  $ 280.00

   *The appreciation is based on all 100 shares in the account not just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Firms for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below: For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

*    Redemptions   made  under  certain   liquidation,   merger  or  acquisition
     transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

* Redemptions of Class B and Class C shares made under a periodic withdrawal plan, or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A or Class C shares that are subject to a CDSC.)

* Certain retirement plans participating in Merrill Lynch servicing programs offered in Class A, Class B and Class C, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant for further information.

* Redemptions of Class A shares by retirement plans that invested through the PruSolutions(sm) program.

* Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.

For Retirement Accounts (such as traditional, Roth and Coverdell ESAs, SIMPLE IRA, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code. (Waiver based on required minimum distribution calculations for John Hancock Mutual Fund IRA assets only.)

*    Returns of excess contributions made to these plans.

* Redemptions made to effect certain distributions, as outlined in the chart on the following page, to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit-Sharing/401(k) Plans), 403(b), 457 and 408 (SEPs and SIMPLE IRAs) of the Internal Revenue Code.

Please see matrix for some examples.

---------------------------------------------------------------------------------------------------------------
Type of                 401(a) Plan       403 (b)           457              IRA, IRA          Non-retirement
Distribution            (401(k), MPP,                                        Rollover
                        PSP) 457 & 408
                        (SEPs & Simple
                        IRAs)
---------------------------------------------------------------------------------------------------------------
Death or Disability     Waived            Waived            Waived           Waived            Waived
---------------------------------------------------------------------------------------------------------------
Over 70 1/2             Waived            Waived            Waived           Waived for        12% of account
                                                                             required          value annually
                                                                             minimum           in periodic
                                                                             distributions*or  payments
                                                                             12% of account
                                                                             value annually
                                                                             in periodic
                                                                             payments
---------------------------------------------------------------------------------------------------------------
Between 59 1/2 and      Waived            Waived            Waived           Waived for Life   12% of account
70 1/2                                                                       Expectancy or     value annually
                                                                             12% of account    in periodic
                                                                             value annually    payments
                                                                             in periodic
                                                                             payments
---------------------------------------------------------------------------------------------------------------
Under 59 1/2            Waived for        Waived for        Waived for       Waived for        12% of account
(Class B and Class C    annuity           annuity           annuity          annuity           value annually
only)                   payments (72t)    payments (72t)    payments (72t)   payments (72t)    in periodic
                        or 12% of         or 12% of         or 12% of        or 12% of         payments
                        account value     account value     account value    account value
                        annually in       annually in       annually in      annually in
                        periodic          periodic          periodic         periodic
                        payments          payments          payments         payments
---------------------------------------------------------------------------------------------------------------
Loans                   Waived            Waived            N/A              N/A               N/A
---------------------------------------------------------------------------------------------------------------
Termination of Plan     Not Waived        Not Waived        Not Waived       Not Waived        N/A
---------------------------------------------------------------------------------------------------------------
Hardships               Waived            Waived            Waived           N/A               N/A
---------------------------------------------------------------------------------------------------------------
Qualified Domestic      Waived            Waived            Waived           N/A               N/A
Relations Orders
---------------------------------------------------------------------------------------------------------------
Termination of          Waived            Waived            Waived           N/A               N/A
Employment Before
Normal Retirement Age
---------------------------------------------------------------------------------------------------------------
Return of Excess        Waived            Waived            Waived           Waived            N/A
---------------------------------------------------------------------------------------------------------------

*Required minimum distribution based on John Hancock Mutual Fund IRA assets only.

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

ELIGIBLE INVESTORS FOR CLASS R SHARES

Class R shares are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans (eligible retirement plans). Class R shares are also available for Rollover IRA accounts for participants whose plans are already invested in John Hancock Class R shares funds. Class R shares are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs SIMPLE IRAs and individual 403(b) plans.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS


Exchange Privilege. The Fund permits exchanges of shares of any class for shares of the same class in any other John Hancock fund offering that same class. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange.

Investors may exchange Class I shares for Class I shares of other John Hancock funds, or Class A shares of John Hancock Money Market Fund. If an investor exchanges Class I shares for Class A shares of Money Market Fund, any future exchanges out of the Money Market Fund Class A must be for Class I shares.

Investors may exchange Class R shares for Class R shares of other John Hancock funds or Class A shares of John Hancock Money Market Fund. If an investor exchanges Class R shares for Class A shares of Money Market Fund, any future exchanges out of the Money Market Fund Class A must be to another Class R fund.

Exchanges between funds are based on their respective net asset values. No sales charge is imposed, except on exchanges of Class A shares from Money Market Fund or U.S. Government Cash Reserve Fund to another John Hancock fund, if a sales charge has not previously been paid on those shares. However, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a retirement plan exchanges the plan's Class A account in its entirety from the Fund to a non-John Hancock investment, the one-year CDSC applies.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares. Since the redemption price of the Fund shares may be more or less than the shareholder's cost, which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services and your financial adviser are notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares back into the same share class of the same John Hancock Fund and account from which it was removed, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the same class and fund and account from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

The Fund may refuse any reinvestment request and may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement plans participating in Merrill Lynch's servicing programs:

Class A and R shares are available at net asset value for Merrill Lynch retirement plans, including transferee recording arrangements, Merrill Lynch
Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant for further information.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

Shares of the Fund may be purchased or redeemed through certain Selling Firms. Selling Firms may charge the investor additional fees for their services. The Fund will be deemed to have received a purchase or redemption order when an authorized Selling Firm, or if applicable, a Selling Firm's authorized designee, receives the order. Orders may be processed at the NAV next calculated after the Selling Firm receives the order. The Selling Firm must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Fund for execution at NAV next determined. Some Selling Firms that maintain network/omnibus/nominee accounts with the Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. This fee is paid by the Adviser, the Fund and/or John Hancock Funds, LLC (the Fund's principal distributor).

DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have not authorized any additional series of the Trust, other than the Fund, although they may do so in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Fund, or any new series of the Trust, into one or more classes. The Trustees have authorized the issuance of five classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class of shares will be borne exclusively by that class, (ii) Class B and Class C shares will pay higher distribution and service fees than Class A and Class R shares and Class R shares will pay higher distribution and service fees than Class A shares(iii) each class of shares will bear any other class expenses properly allocable to such class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Shares of the Fund may generally be sold only to U.S. citizens, U.S. residents, and U.S. Domestic corporations, partnerships, trusts or estates.

TAX STATUS

The Fund is treated as a separate entity for accounting and tax purposes, has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% non-deductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than net capital gain, after reduction by deductible expenses.) Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

The amount of the Funds net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities and/or engage in option, futures or forward transactions that will generate capital gains or to enter into options or futures transactions. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio. Consequently, subsequent distributions on these shares from such appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) in a transaction that is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within ninety (90) days after their purchase to the extent Class A shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of sixty- one (61) days beginning thirty (30) days before and ending thirty (30) days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of this excess and his pro rata share of these taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed to shareholders. The Fund has $ 13,063,576 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. These carryforwards expire at various times and amounts from 2009 through 2013.

Only a small portion, if any, of the distributions from the Fund may qualify for the dividends- received deduction for corporations, subject to the limitations applicable under the Code. The qualifying portion is limited to properly designated distributions attributed to dividend income (if any) the Fund receives from certain stock in U.S. domestic corporations and the deduction is subject to holding period requirements and debt-financing limitations under the Code.

If the Fund should have dividend income that qualifies as Qualified Dividend Income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by the Fund. This amount will be reflected on Form 1099-DIV for the current calendar year.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to the Fund's investments in certain foreign securities, if any. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. Because more than 50% of the Fund's assets at the close of any taxable year will generally not consist of stocks or securities of foreign corporations, the Fund will generally be unable to pass through such taxes to its shareholders, who will therefore generally not be entitled to any foreign tax credit or deduction with respect to their investment in the Fund. The Fund will deduct such taxes in determining the amount it has available for distribution to shareholders.

The Fund is required to accrue income on any debt securities that have more than a de minimus amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. The mark to market rules applicable to certain options and futures contracts may also require the Fund to recognize gain within a concurrent receipt of cash. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent the Fund's distributions are derived from interest on (or, in the case of intangibles property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

The Fund may be required to account for its transactions in forward rolls or swaps, caps, floors and collars in a manner that, under certain circumstances, may limit the extent of its participation in such transactions. Additionally, the Fund may be required to recognize gain, but not loss, if a swap or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. The Fund may have to sell portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.

The Fund may invest in debt obligations that are in the lower rating categories or are unrated, including debt obligations of issuers not currently paying interest as well as issuers who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund, in the event it invests in such securities, in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to Federal income or excise tax.

Certain options and futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term and timing of some capital gains and losses realized by the Fund. Also, some of the Fund's losses on its transactions involving options and futures contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gain. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may thereafter affect the amount, timing and character of the Fund's distributions to shareholders. Some of the applicable tax rules may be modified if the Fund is eligible and chooses to make one or more of certain tax elections that may be available. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options and futures transactions in order to seek to minimize any potential adverse tax consequences.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions and ownership of or gains realized on the redemption (including an exchange) of shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their Fund investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty), on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8, W-8BEN or other authorized withholding certificate is on file and to backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisors regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser's investment and/or trading personnel. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of such personnel, will offer the best price and market for the execution of each such transaction. The Fund's trading practices and investments are reviewed periodically by the Adviser's Senior Investment Policy Committee and its Brokerage Practices Committee which consists of officers of the Adviser and quarterly by the Adviser's Investment Committee which consists of officers of the Adviser and Trustees of the Trust who are interested persons of the Fund.

Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market maker reflect a "spread." Investments in debt securities are generally traded on a "net" basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. Investments in equity securities are generally traded on exchanges or on over-the-counter markets at fixed commission rates or on a net basis. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. The policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with best execution, the Fund's trades may be executed by dealers that also sell shares of John Hancock funds. However, the Adviser does not consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions. To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services and may include, to a lesser extent, the availability and value of research information and statistical assistance furnished to the Adviser of the Fund. The Adviser has implemented policies and procedures (approved by the Fund's board of Trustees) reasonably designed to ensure that the Fund's selection of the broker-dealer is not influenced by considerations about the sales of Fund shares.

Where research is available for cash payments, the Adviser pays for such research from its own resources, and not with brokerage commissions. In other cases, as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. For the fiscal year ended May 31, 2005, the Fund paid $0 as compensation to brokers for research services such as industry, economic and company reviews and evaluations of securities. "Commissions", as interpreted by the SEC, include fees paid to brokers for trades conducted on an agency basis, and certain mark-ups, mark-downs, commission equivalents and other fees received by dealers in riskless principal transactions placed in the over-the-counter market.

The term "brokerage and research services" includes research services received from broker-dealers which supplement the Adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; and information concerning prices and ratings of securities. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and, the providing of specialized consultations with the Adviser's personnel with respect to computerized systems and data furnished as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

The outside research assistance is useful to the Adviser since the broker-dealers used by the Adviser tends to follow a broader universe of securities and other matters than the Adviser's staff can follow. In addition, the research provides the Adviser with a diverse perspective on financial markets. Research services provided to the Adviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Fund. However, the Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

The Advisers believe that the research services are beneficial in supplementing the Adviser's research and analysis and that they improve the quality of the Adviser's investment advice. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The advisory fee paid by the Fund is not reduced because the Adviser receives such services. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. However, to the extent that the Adviser would have purchased research services had they not been provided by broker-dealers, or would have developed comparable information through its own staff, the expenses to the Adviser could be considered to have been reduced accordingly. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis.

Broker-dealers may be willing to furnish statistical, research and other factual information or service to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers on behalf of the Fund or the Adviser's other clients.

In effecting portfolio transactions on behalf of the Fund and the Adviser's other clients, the Adviser may from time to time instruct the broker-dealer that executes the transaction to allocate, or "step-out", a portion of the transaction to another broker-dealer. The broker-dealer to which the Adviser "stepped-out" would then settle and complete the designated portion of the transaction. Each broker-dealer would receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

While the Adviser will be primarily responsible for the allocation of the Fund's brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees. For the fiscal years ended May 31, 2003, 2004 and 2005, the Fund paid negotiated brokerage commissions of $0, $55,330 and $83,783, respectively.

Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through brokers affiliated with the Adviser ("Affiliated Brokers"). Affiliated Brokers may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser that is affiliated with the Affiliated Broker has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer ("Signator" or an "Affiliated Broker"). The Adviser's indirect parent, Manulife Financial, is the parent of another broker-dealer, John Hancock Distributors LLC (until December 31, 2004, Manulife Financial Securities, LLC) ("JH Distributors" or "Affiliated Broker"). For the fiscal years ended May 31, 2003, 2004 and 2005, the Fund paid no brokerage commissions to any Affiliated Broker.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each participating account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings as frequently as growth funds. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services an annual fee of $17.00 for each Class A shareholder account and $19.50 for each Class B shareholder account, $18.50 for each Class C shareholder account and $20.00 for each Class R shareholder account. The Fund also pays Signature Services an annual fee of 0.015% of average daily net assets attributable to Class A, Class B, Class C and Class R shares. For Class A, B, C and R shares, the Fund also pays certain out-of pocket expenses. Expenses are aggregated and allocated to each class on the basis of their relative net asset values. Signature Services agreed to voluntarily reduce the asset-based portion of the Fund's transfer agent fee for Class A, B and C shares if the total transfer agent fee exceeds the Lipper Inc. median transfer agency fee for comparable mutual funds by 0.05%. The Fund pays Signature Services a monthly fee which is based on an annual rate of 0.05% of average daily net assets attributable to Class I shares. For shares held of record in omnibus or there group accounts where administration and other shareholder services are provided by the Selling Firm or group administrator, the Selling Firm or administrator will charge a service fee to the Fund. For such shareholders, Signature Services does not charge its account fee.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and The Bank of New York, One Wall Street, New York, New York 10286. Under the custodian agreement, The Bank of New York is performing custody, Foreign Custody Manager and fund accounting services.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm of the Fund is PricewaterhouseCoopers, LLP, 125 High Street, Boston, Massachusetts 02110.
PricewaterhouseCoopers, LLP audits and renders an opinion on the Fund's annual financial statements and reviews the Fund's annual Federal income tax return.

APPENDIX-A - DESCRIPTION OF INVESTMENT RISK

MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's principal securities and investment practices. You may find the most concise description of the fund's risk profile in the prospectus.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them, with examples of related securities and investment practices included in brackets. See the "Investment Objectives and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The Fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive total return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks. (e.g., currency contracts, futures and related options, options on securities and indices, swaps, caps, floors and collars).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. (e.g., non- investment-grade debt securities, borrowing; reverse repurchase agreements, covered mortgage dollar roll transactions, repurchase agreements, securities lending, brady bonds, foreign debt securities, in-kind, delayed and zero coupon debt securities, asset-backed securities, mortgage-backed securities, participation interest, options on securities, structured securities and swaps, caps floors and collars).

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments, and may widen any losses.(e.g., foreign debt securities, currency contracts, swaps, caps, floors and collars).

Extension risk The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.(e.g. mortgage-backed securities and structured securities).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g., non-investment-grade debt securities, covered mortgage dollar roll transactions, brady bonds, foreign debt securities, in-kind, delayed and zero coupon debt securities, asset-backed securities, mortgage-backed securities, participation interest, swaps, caps, floors and collars).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g. borrowing; reverse repurchase agreements, covered mortgage dollar roll transactions, when-issued securities and forward commitments, currency contracts, financial futures and options; securities and index options, structured securities, swaps, caps, floors and collars).

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g. non-investment-grade debt securities, restricted and illiquid securities, mortgage-backed securities, participation interest, currency contracts, futures and related options; securities and index options, structured securities, swaps, caps, floors and collars).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector of the bond market or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g. covered mortgage dollar roll transactions, short-term trading, when-issued securities and forward commitments, brady bonds, foreign debt securities, in-kind, delayed and zero coupon debt securities, restricted and illiquid securities, rights and warrants, financial futures and options; and securities and index options, structured securities).

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.(e.g. covered mortgage dollar roll transactions, when-issued securities and forward commitments, currency contracts, financial futures and options; securities and securities and index options).

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war. (e.g., brady bonds and foreign debt securities).

Prepayment risk The risk that unanticipated prepayments may occur during periods of falling interest rates, reducing the value of mortgage-backed securities. (e.g., mortgage backed securities).

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for. (e.g., non-investment-grade debt securities, participation interest, structured securities, swaps, caps, floors and collars).

APPENDIX B- Description of Bond Ratings

Moody's describes its lower ratings for corporate bonds as follows:

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterized bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represented obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's describes its three highest ratings for commercial paper as follows:

Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well- established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protections; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated P-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Standard & Poor's describes its lower ratings for corporate bonds as follows:

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C, D Debt rated 'BB', 'B', 'CCC', 'CC', 'C' and 'D' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D The rating 'D' is typically applied when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments n an obligation are jeopardized.

Standard & Poor's describes its three highest ratings for commercial paper as follows:

A-1. This designation indicated that the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3. Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated P-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

APPENDIX C

SUMMARY OF PROXY VOTING

                           John Hancock Advisers, LLC
                     Sovereign Asset Management Corporation
                              Proxy Voting Summary

We believe in placing our clients' interests first. Before we invest in a particular stock or bond, our team of portfolio managers and research analysts look closely at the company by examining its earnings history, its management team and its place in the market. Once we invest, we monitor all our clients' holdings, to ensure that they maintain their potential to produce results for investors.

As part of our active investment management strategy, we keep a close eye on each company we invest in. Routinely, companies issue proxies by which they ask investors like us to vote for or against a change, such as a new management team, a new business procedure or an acquisition. We base our decisions on how to vote these proxies with the goal of maximizing the value of our clients' investments.

Currently, John Hancock Advisers, LLC ("JHA") and Sovereign Asset Management Corporation ("Sovereign") manage open-end funds, closed-end funds and portfolios for institutions and high-net-worth investors. Occasionally, we utilize the expertise of an outside asset manager by means of a subadvisory agreement. In all cases, JHA or Sovereign makes the final decision as to how to vote our clients' proxies. There is one exception, however, and that pertains to our international accounts. The investment management team for international investments votes the proxies for the accounts they manage. Unless voting is specifically retained by the named fiduciary of the client, JHA and Sovereign will vote proxies for ERISA clients.

In order to ensure a consistent, balanced approach across all our investment teams, we have established a proxy oversight group comprised of associates from our investment, operations and legal teams. The group has developed a set of policies and procedures that detail the standards for how JHA and Sovereign vote proxies. The guidelines of JHA have been approved and adopted by each fund client's board of trustees who have voted to delegate proxy voting authority to their investment adviser, JHA. JHA and Sovereign's other clients have granted us the authority to vote proxies in our advisory contracts or comparable documents.

JHA and Sovereign have hired a third party proxy voting service which has been instructed to vote all proxies in accordance with our established guidelines except as otherwise instructed.

In evaluating proxy issues, our proxy oversight group may consider information from many sources, including the portfolio manager, management of a company presenting a proposal, shareholder groups, and independent proxy research services. Proxies for securities on loan through securities lending programs will generally not be voted, however a decision may be made to recall a security for voting purposes if the issue is material.

Below are the guidelines we adhere to when voting proxies. Please keep in mind that these are purely guidelines. Our actual votes will be driven by the particular circumstances of each proxy. From time to time votes may ultimately be cast on a case-by-case basis, taking into consideration relevant facts and circumstances at the time of the vote. Decisions on these matters (case-by-case, abstention, recall) will normally be made by a portfolio manager under the supervision of the chief investment officer and the proxy oversight group. We may abstain from voting a proxy if we conclude that the effect on our clients' economic interests or the value of the portfolio holding is indeterminable or insignificant.

Proxy Voting Guidelines

Board of Directors

We believe good corporate governance evolves from an independent board.

We support the election of uncontested director nominees, but will withhold our vote for any nominee attending less than 75% of the board and committee meetings during the previous fiscal year. Contested elections will be considered on a case by case basis by the proxy oversight group, taking into account the nominee's qualifications. We will support management's ability to set the size of the board of directors and to fill vacancies without shareholder approval but will not support a board that has fewer than 3 directors or allows for the removal of a director without cause.

We will support declassification of a board and block efforts to adopt a classified board structure. This structure typically divides the board into classes with each class serving a staggered term.

In addition, we support proposals for board indemnification and limitation of director liability, as long as they are consistent with corporate law and shareholders' interests. We believe that this is necessary to attract qualified board members.

Selection of Auditors

We believe an independent audit committee can best determine an auditor's qualifications.

We will vote for management proposals to ratify the board's selection of auditors, and for proposals to increase the independence of audit committees.

Capitalization

We will vote for a proposal to increase or decrease authorized common or preferred stock and the issuance of common stock, but will vote against a proposal to issue or convert preferred or multiple classes of stock if the board has unlimited rights to set the terms and conditions of the shares, or if the shares have voting rights inferior or superior to those of other shareholders.

In addition, we will support a management proposal to: create or restore preemptive rights; approve a stock repurchase program; approve a stock split or reverse stock split; and, approve the issuance or exercise of stock warrants

Acquisitions, mergers and corporate restructuring

Proposals to merge with or acquire another company will be voted on a case-by-case basis, as will proposals for recapitalization, restructuring, leveraged buyout, sale of assets, bankruptcy or liquidation. We will vote against a reincorporation proposal if it would reduce shareholder rights. We will vote against a management proposal to ratify or adopt a poison pill or to establish a supermajority voting provision to approve a merger or other business combination. We would however support a management proposal to opt out of a state takeover statutory provision, to spin-off certain operations or divisions and to establish a fair price provision.

Corporate Structure and Shareholder Rights

In  general,  we  support  proposals  that  foster  good  corporate   governance
procedures and that provide shareholders with voting power equal to their equity interest in the company.

To preserve shareholder rights, we will vote against a management proposal to restrict shareholders' right to: call a special meeting and to eliminate a shareholders' right to act by written consent. In addition, we will not support a management proposal to adopt a supermajority vote requirement to change certain by-law or charter provisions or a non-technical amendment to by-laws or a charter that reduces shareholder rights.

Equity-based compensation

Equity-based compensation is designed to attract, retain and motivate talented executives and independent directors, but should not be so significant as to materially dilute shareholders' interests.

We will vote against the adoption or amendment of a stock option plan if:
     o The compensation committee is not fully independent
     o plan dilution is more than 10% of outstanding common stock,
     o the company allows or has allowed the re-pricing or replacement of underwater options in the past three fiscal years (or the exchange of underwater options) without shareholder approval.
     o the option is not premium priced or indexed, or does not vest based on future performance

With respect to the adoption or amendment of employee stock purchase plans or a stock award plan, we will vote against management if:
     o the plan allows stock to be purchased at less than 85% of fair market value;
     o this plan dilutes outstanding common equity greater than 10%
     o all stock purchase plans, including the proposed plan, exceed 15% of outstanding common equity
     o the potential dilution from all company plans is more than 85%

With respect to director stock incentive/option plans, we will vote against management if:

     o the minimum vesting period for options or time lapsing restricted stock is less than one year

     o the potential dilution for all company plans is more than 85%

Other Business

For routine business matters which are the subject of many proxy related questions, we will vote with management proposals to:
     o change the company name;
     o approve other business;
     o adjourn meetings;
     o make technical amendments to the by-laws or charters;
     o approve financial statements;
     o approve an employment agreement or contract.

Shareholder Proposals

Shareholders are permitted per SEC regulations to submit proposals for inclusion in a company's proxy statement. We will generally vote against shareholder proposals and in accordance with the recommendation of management except as follows where we will vote for proposals:

     o    calling for shareholder ratification of auditors;
     o    calling for auditors to attend annual meetings;
     o    seeking to increase board independence;
     o    requiring minimum stock ownership by directors;
     o seeking to create a nominating committee or to increase the independence of the nominating committee;
     o    seeking to increase the independence of the audit committee.

Corporate and social policy issues

We believe that "ordinary business matters" are primarily the responsibility of management and should be approved solely by the corporation's board of directors.

Proposals in this category, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices. We generally vote against business practice proposals and abstain on social policy issues, though we may make exceptions in certain instances where we believe a proposal has substantial economic implications.

                           John Hancock Advisers, LLC
                     Sovereign Asset Management Corporation
                             Proxy Voting Procedures

The role of the proxy voting service
John Hancock Advisers, LLC ("JHA") and Sovereign Asset Management Corporation ("Sovereign") have hired a proxy voting service to assist with the voting of client proxies. The proxy service coordinates with client custodians to ensure that proxies are received for securities held in client accounts and acted on in a timely manner. The proxy service votes all proxies received in accordance with the proxy voting guidelines established and adopted by JHA and Sovereign. When it is unclear how to apply a particular proxy voting guideline or when a particular proposal is not covered by the guidelines, the proxy voting service will contact the proxy oversight group coordinator for a resolution.

The role of the proxy oversight group and coordinator
The coordinator will interact directly with the proxy voting service to resolve any issues the proxy voting service brings to the attention of JHA or Sovereign. When a question arises regarding how a proxy should be voted the coordinator contacts the firm's investment professionals and the proxy oversight group for a resolution. In addition the coordinator ensures that the proxy voting service receives responses in a timely manner. Also, the coordinator is responsible for identifying whether, when a voting issue arises, there is a potential conflict of interest situation and then escalating the issue to the firm's Executive Committee. For securities out on loan as part of a securities lending program, if a decision is made to vote a proxy, the coordinator will manage the return/recall of the securities so the proxy can be voted.

The role of mutual fund trustees
The boards of trustees of our mutual fund clients have reviewed and adopted the proxy voting guidelines of the funds' investment adviser, JHA. The trustees will periodically review the proxy voting guidelines and suggest changes they deem advisable.

Conflicts of interest

Conflicts of interest are resolved in the best interest of clients.

With respect to potential conflicts of interest, proxies will be voted in accordance with JHA's or Sovereign's predetermined policies. If application of the predetermined policy is unclear or does not address a particular proposal, a special internal review by the JHA Executive Committee or Sovereign Executive Committee will determine the vote. After voting, a report will be made to the client (in the case of an investment company, to the fund's board of trustees), if requested. An example of a conflict of interest created with respect to a proxy solicitation is when JHA or Sovereign must vote the proxies of companies that they provide investment advice to or are currently seeking to provide investment advice to, such as to pension plans.

APPENDIX D

                               John Hancock Funds

               Description of Portfolio Holdings Disclosure Policy

   General. The Board of Trustees has adopted a policy that governs when and by whom portfolio holdings information may be provided to investors, service providers to the fund or market participants. It is the policy of the fund to provide nonpublic information regarding fund's portfolio holdings only in the limited circumstances permitted by the policy and only where there is a legitimate business purpose for providing the information. The policy applies to the officers of the fund, the adviser, any subadviser, John Hancock Funds, its affiliates and their employees. This is a summary of the fund's policy. The Board of Trustees has approved this policy and must approve any material changes. In doing so, the Board has concluded that the limited circumstances where disclosure of non-public information is permitted are in the best interests of the fund. Under no circumstances may any person receive compensation for providing non-public information regarding the fund's holdings to any person.

   The Board is responsible for overseeing the policy and has delegated to the Chief Compliance Officer ("CCO") the responsibility for monitoring the use of nonpublic information and the fund's and the Adviser's compliance with this policy.

   The following defined terms are used in the policy and this summary.

Nonpublic Information. Portfolio holdings are considered Nonpublic Information until such holdings are posted on a publicly available website which is disclosed in the fund prospectus or until filed with the SEC via Edgar on either Form N-CSR or Form N-Q.

"Affiliated Persons" are: (a) persons affiliated with the Funds, (b) the Funds' investment adviser or principal underwriter or any affiliate of either entity,
(c) the investment adviser's ultimate parent, Manulife Financial Corporation ("MFC") or any affiliate thereof, (d) in the case of a particular Fund portfolio, the subadviser to the portfolio, or any affiliate of the subadviser,
(e) the Funds' custodian and (f) the Funds' certified public accountants.

"Nonaffiliated Persons" is any person who is not an Affiliated Person.

Public Disclosure. The Funds' portfolio holdings are disclosed in publicly available filings with the SEC (e.g. Form N-CSR or Form N-Q). The Funds also publish the following information on their website jhfunds.com:

(1) On the fifth business day after month-end, the following information for each fund will be posted on www.jhfunds.com: top ten holdings (% of each position); top ten sector analysis; total return/yield; top ten countries/SIC; average quality/maturity; beta/alpha/r2 (open-end funds only); top ten portfolio composition

(2) The following information regarding portfolio holdings will be posted on www.jhfunds.com each month on a one-month lag (i.e., information as of December 31 will be posted on February 1): security name; cusip; market value; shares/amount; coupon rate; maturity date

(3) With respect to Money Market Fund and U.S. Government Cash Reserve, the following information regarding portfolio holdings will be posted weekly on www.jhfunds.com: net assets; seven day yield; thirty day yield; % maturing in last seven days; portfolio breakdown by securities type; weighted average maturity

The information referenced in (1), (2), and (3) above will be available on the funds' website until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission.


Disclosure of Portfolio Holdings to Nonaffiliated Persons

   Subject to monitoring and authorization by the CCO, persons subject to the policy may provide Nonpublic Information regarding portfolio holdings to Nonaffiliated Persons in the circumstances listed below. Each Nonaffiliated Person must agree to keep such information confidential and to prohibit its employees from trading on such information for personal or proprietary purposes.

   Rating Organizations. Nonpublic Information regarding portfolio holdings will be provided to ratings organizations, such as Moodys, S&P, Morningstar and Lipper, for the purpose of reviewing the portfolio, the adviser or, if applicable, subadviser. Generally, this information is provided on a monthly basis, as soon as practical after the end of each month. The fund generally expects that it will continue to provide these rating organizations with such information.

   Risk Management, Attribution, Portfolio Analysis tools. Nonpublic Information regarding portfolio holdings may be provided to Factset, BondEdge, Investools, Salomon Yieldbook, Lehman Brothers Municipal Index Group, Wilshire, or other entities for the purpose of compiling reports and preparing data for use by the fund and its service providers. Generally, this information is provided on a daily or monthly basis, as soon as practical after the end of each day or month respectively. The fund generally expects that it will continue to provide these service providers with such information.

   Proxy Voting Services. Nonpublic Information regarding portfolio holdings may be provided to IRRC, the fund's proxy voting service, for the purpose of voting proxies relating to portfolio holdings. The proxy voting service has regular access to the fund's portfolio holdings in order to determine if there are any securities held by the fund as to which there is upcoming shareholder action in which the fund is entitled to vote. The provision of this information is necessary in order to carry out the fund's proxy voting policy. The fund expects that it will continue to provide IRRC with such information.

   Computer Products and Services. Nonpublic Information regarding portfolio holdings may be provided to entities providing computer products and services to the Funds (for example, for the purpose of generating compliance reports or reports relating to proxy voting). These services may require regular, normally daily, access to the fund's portfolio holdings in order to provide the contracted services to the fund.

   Institutional Traders. Nonpublic Information regarding portfolio holdings may be provided to institutional traders to assist in research and trade execution. This information, which identifies current holdings without a time lag, is provided on an irregular basis and is normally only used to identify portfolio positions as to which the fund would welcome bids.

   Courts and Regulators. Nonpublic Information regarding portfolio holdings may be provided to any court or regulator with appropriate jurisdiction. The frequency and time lag depends upon the request. In providing this information, the fund is merely complying with its legal obligations.

   Other Persons. Nonpublic Information regarding portfolio holdings may be provided to other persons or entities if approved by the Chief Compliance Officer of the Fund or his or her designee (collectively, the "CCO"). In determining whether to approve such disclosure the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Fund. In the case of a conflict between (a) the interests of the shareholders of the Fund, on the one hand, and (b) the interests of any affiliated person of the Fund, the Fund's investment adviser (including any subadviser), the Fund's principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

The CCO shall report to the Board of Trustees whenever additional disclosures of portfolio holdings are approved. This report shall be at the board meeting following such approval.

Disclosure of Portfolio Holdings to Affiliated Persons

The Board or the CCO may authorize the provision of any Nonpublic Information regarding portfolio holdings to other Affiliated Persons. If authorized by the CCO, the CCO must report such approval to the Board of Trustees. The CCO must pre-approve the provision of any Nonpublic Information regarding portfolio holdings to any Affiliated Persons (other than those listed in Appendix A) and report such approval to the Board of Trustees at the board meeting following such approval. The persons listed in Appendix A have been exempt from such pre-approval. In the case of persons listed in Section II, III and IV of Appendix A, their employers shall provide the CCO reasonable assurances that Nonpublic Information will be kept confidential and that such employees are prohibited from trading on such information.

In determining whether to approve such disclosure of Nonpublic Information regarding portfolio holdings to any Affiliated Persons the CCO shall consider:
(a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Fund. In the case of a conflict between (a) the interests of the shareholders of the Fund, on the one hand, and (b) the interests of any affiliated person of the Fund, the Fund's investment adviser (including any subadviser), the Fund's principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

Resolution of Conflicts of Interest

If the Fund or its adviser or principal underwriter or any of its subadviser (or any of their affiliates) desire to provide Nonpublic Information regarding Fund portfolio holdings to a Nonaffiliated Person and the CCO believes there is a potential conflict between (a) the interests of the shareholders of the Fund, on the one hand, and (b) the interests of any affiliated person of the Fund, the Fund's investment adviser (including any subadviser), the Fund's principal underwriter or any of their affiliated persons, on the other, the CCO shall refer the conflict to the Board of Trustees of the Fund who shall only permit such disclosure of the Nonpublic Information if in their reasonable business judgment they conclude such disclosure will be in the best interests of Fund shareholders.

Changes to Policy

Any material changes to this policy must be approved by the Fund's Board of Trustees.

Reports to the Trust's Board of Trustees

The CCO shall report any material issues that may arise under this policy to the Board of Trustees no later than the Board meeting following the arising of the issue.

Applicability of Policy to a Fund's Adviser and Subadvisers

This policy shall apply to the Fund's Adviser and each of its subadvisers as applicable.



Appendix A

I. Employees* of John Hancock Advisers, LLC who are subject to the Code of Ethics of the Fund, the Funds' investment adviser, or the Fund's principal underwriter, John Hancock Funds, LLC.

II. Employees* of a Subadviser or any Affiliate of a Subadviser who provide services to a Fund.

III. Employees* of the Funds' custodian who provide services to the Funds.

IV. Employees* and partners of a Fund's certified public accounting firm who provide services to the Fund.

V. Employees* and partners of a Fund's legal counsel who provides services to the Fund.

*Includes temporary employees

FINANCIAL STATEMENTS

The financial statements listed below are included in the Fund's 2005 Annual Report to Shareholders for the year ended May 31, 2005 (filed electronically August 2, 2005, accession number 0000928816-05-000952) and are incorporated by reference into Part B of this registration statement of John Hancock Sovereign Bond Fund (files nos. 811-2402 and 2-48925).

John Hancock Sovereign Bond Fund
  John Hancock Bond Fund

  Statement of Assets and Liabilities as of May 31, 2005.
  Statement of Operations for the fiscal year ended May 31, 2005.
  Statement of Changes in Net Assets for each of the periods indicated therein. Financial Highlights for each of the periods indicated therein.
  Schedule of Investments as of May 31, 2005.
  Notes to Financial Statements.
  Report to Independent Registered Public Accounting Firm.

                        JOHN HANCOCK SOVEREIGN BOND FUND

                                     PART C.

                               OTHER INFORMATION

Item 23.  Exhibits:

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 24. Persons Controlled by or under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with Registrant.

Item 25.  Indemnification.

Indemnification provisions relating to the Registrant's Trustees, officers, employees and agents is set forth in Article IV of the Registrant's Declaration of Trust included as Exhibit 1 herein.

Under Section 12 of the Distribution Agreement, John Hancock Funds, LLC ("John Hancock Funds") has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

Section 9(a) of the By-Laws of John Hancock Life Insurance Company ("the Insurance Company") provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification.

Article V of the Limited Liability Company Agreement of John Hancock Advisers, LLC ("the Adviser") provide as follows:

"Section 5.06. Indemnity."

1.01     Indemnification and Exculpation.
         -------------------------------

         (a) No Indemnitee, and no shareholder, director, officer, member, manager, partner, agent, representative, employee or Affiliate of an Indemnitee, shall have any liability to the Company or to any Member for any loss suffered by the Company (or the Corporation) which arises out of any action or inaction by such Indemnitee with respect to the Company (or the Corporation) if such Indemnitee so acted or omitted to act (i) in the good faith (A) belief that such course of conduct was in, or was not opposed to, the best interests of the Company (or the Corporation), or (B) reliance on the provisions of this Agreement, and (ii) such course of conduct did not constitute gross negligence or willful misconduct of such Indemnitee.

         (b) The Company shall, to the fullest extent permitted by applicable law, indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was, or has agreed to become, a Director or Officer, or is or was serving, or has agreed to serve, at the request of the Company (or previously at the request of the Corporation), as a director, officer, manager or trustee of, or in a similar capacity with, another corporation, partnership, limited liability company, joint venture, trust or other enterprise (including any employee benefit plan) (all such persons being referred to hereafter as an "Indemnitee"), or by reason of any action alleged to have been taken or omitted in such capacity, against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by or on behalf of an Indemnitee in connection with such action, suit or proceeding and any appeal therefrom.

         (c) As a condition precedent to his right to be indemnified, the Indemnitee must notify the Company in writing as soon as practicable of any action, suit, proceeding or investigation involving him for which indemnity hereunder will or could be sought. With respect to any action, suit, proceeding or investigation of which the Company is so notified, the Company will be entitled to participate therein at its own expense and/or to assume the defense thereof at its own expense, with legal counsel reasonably acceptable to the Indemnitee.

         (d) In the event that the Company does not assume the defense of any action, suit, proceeding or investigation of which the Company receives notice under this Section 5.06, the Company shall pay in advance of the final disposition of such matter any expenses (including attorneys' fees) incurred by an Indemnitee in defending a civil or criminal action, suit, proceeding or investigation or any appeal therefrom; provided, however, that the payment of such expenses incurred by an Indemnitee in advance of the final disposition of such matter shall be made only upon receipt of an undertaking by or on behalf of the Indemnitee to repay all amounts so advanced in the event that it shall ultimately be determined that the Indemnitee is not entitled to be indemnified by the Company as authorized in this Section 5.06, which undertaking shall be accepted without reference to the financial ability of the Indemnitee to make such repayment; and further provided that no such advancement of expenses shall be made if it is determined that (i) the Indemnitee did not act in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interests of the Company, or (ii) with respect to any criminal action or proceeding, the Indemnitee had reasonable cause to believe his conduct was unlawful.

         (e) The Company shall not indemnify an Indemnitee seeking indemnification in connection with a proceeding (or part thereof) initiated by such Indemnitee unless the initiation thereof was approved by the Board of Directors. In addition, the Company shall not indemnify an Indemnitee to the extent such Indemnitee is reimbursed from the proceeds of insurance, and in the event the Company makes any indemnification payments to an Indemnitee and such Indemnitee is subsequently reimbursed from the proceeds of insurance, such Indemnitee shall promptly refund such indemnification payments to the Company to the extent of such insurance reimbursement.

         (f) All determinations hereunder as to the entitlement of an Indemnitee to indemnification or advancement of expenses shall be made in each instance by
(a) a majority vote of the Directors consisting of persons who are not at that time parties to the action, suit or proceeding in question ("Disinterested Directors"), whether or not a quorum, (b) a majority vote of a quorum of the outstanding Common Shares, which quorum shall consist of Members who are not at that time parties to the action, suit or proceeding in question, (c) independent legal counsel (who may, to the extent permitted by law, be regular legal counsel to the Company), or (d) a court of competent jurisdiction.

         (g) The indemnification rights provided in this Section 5.06 (i) shall not be deemed exclusive of any other rights to which an Indemnitee may be entitled under any law, agreement or vote of Members or Disinterested Directors or otherwise, and (ii) shall inure to the benefit of the heirs, executors and administrators of the Indemnitees. The Company may, to the extent authorized from time to time by its Board of Directors, grant indemnification rights to other employees or agents of the Company or other persons serving the Company and such rights may be equivalent to, or greater or less than, those set forth in this Section 5.06. Any indemnification to be provided hereunder may be provided although the person to be indemnified is no longer a Director or Officer.

Item 26.  Business and Other Connections of Investment Advisers.

For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Adviser, reference is made to Form ADV (801-8124) filed under the Investment Advisers Act of 1940, which is incorporated herein by reference.

Item 27.  Principal Underwriters.

(a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Bond Trust, John Hancock Current Interest, John Hancock Series Trust, John Hancock Municipal Securities Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Sovereign Bond Fund, John Hancock Tax-Exempt Series, John Hancock Strategic Series, John Hancock World Fund, John Hancock Investment Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust II, John Hancock Equity Trust, John Hancock Investment Trust III, John Hancock Funds II and John Hancock Funds III.

(b) The following table lists, for each director and officer of John Hancock Funds, the information indicated.


  Name and Principal                Positions and Offices                  Positions and Offices
   Business Address                    with Underwriter                       with Registrant
   ----------------                    ----------------                       ---------------

Keith F. Hartstein                    Director, President                      President and
601 Congress Street               and Chief Executive Officer             Chief Executive Officer
Boston, Massachusetts

John G. Vrysen                     Executive Vice President               Executive Vice President
601 Congress Street              and Chief Financial Officer            and Chief Financial Officer
Boston, Massachusetts

Peter Copestake                          Treasurer                                  None
200 Bloor Street
Toronto, Ontario

William H. King                     Assistant Treasurer                        Vice President
601 Congress St.                                                               and Treasurer
Boston, Massachusetts

John D. DesPrez III                 Chairman and Director                           None
601 Congress St.
Boston, Massachusetts

Marc Costantini                            Director                                 None
601 Congress St.
Boston, Massachusetts

John T. Litzow                       Senior Vice President                          None
601 Congress St.
Boston, Massachusetts

Andrew G. Arnott                        Vice President                              None
601 Congress St.
Boston, Massachusetts

Carey Hoch                              Vice President                              None
601 Congress St.
Boston, Massachusetts

Kristine McManus                        Vice President                              None
601 Congress St.
Boston, Massachusetts

Mitchell A. Karman                  Chief Compliance Officer                        None
500 Boylston Street
Boston, Massachusetts

Jeffrey H. Long                   Vice President, Controller and                    None
601 Congress St.                      Assistant Treasurer
Boston, Massachusetts

Karen F. Walsh                          Vice President                              None
601 Congress St.
Boston, Massachusetts

     (c) None.

Item 28.  Location of Accounts and Records

The Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-a(b), and 31a-2(a) under the Investment Company Act of 1940 as its principal executive offices at 601 Congress Street, Boston Massachusetts 02210-2805. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent and Custodian.

Item 29.  Management Services

Not applicable.

Item 30.  Undertakings

         (a) Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) uner the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 14th day of September, 2005.

                              JOHN HANCOCK SOVEREIGN BOND FUND

                              By:      *
                              -----------------------
                              Keith F. Hartstein
                              President and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, the Registration has been signed below by the following persons in the capacities and on the dates indicated.



     Signature                                     Title                             Date
     ---------                                     -----                             ----

         *
------------------------                       President and                    September 14, 2005
Keith F. Hartstein                        Chief Executive Officer

         *
------------------------                  Executive Vice President
John G. Vrysen                          and Chief Financial Officer

/s/William H. King                       Vice President and Treasurer
------------------------                  (Chief Accounting Officer)
William H. King

         *
------------------------                         Trustee
James R. Boyle

         *
------------------------                         Trustee
James F. Carlin

         *
------------------------                         Trustee
Richard P. Chapman, Jr.

         *
------------------------                         Trustee
William H. Cunningham

         *
------------------------                    Chairman and Trustee
Ronald R. Dion

         *
------------------------                         Trustee
Charles L. Ladner

         *
------------------------                         Trustee
John A. Moore

         *
------------------------                         Trustee
Patti McGill Peterson

         *
------------------------                         Trustee
Steven R. Pruchansky



By:      /s/Alfred P. Ouellette                                                 September 14, 2005
         ----------------------
         Alfred P. Ouellette
         Attorney-in-Fact, under
         Powers of Attorney dated January 1, 2005,
         July 25, 2005 and September 13, 2005


John Hancock Bond Trust                                          John Hancock Series Trust
John Hancock California Tax-Free Income Fund                     John Hancock Sovereign Bond Fund
John Hancock Capital Series                                      John Hancock Strategic Series
John Hancock Current Interest                                    John Hancock Tax-Free Bond Trust
John Hancock Equity Trust                                        John Hancock Tax-Exempt Series Trust
John Hancock Institutional Series Trust                          John Hancock World Fund
John Hancock Investment Trust
John Hancock Investment Trust II
John Hancock Investment Trust III

                                POWER OF ATTORNEY
                                -----------------

     The undersigned Trustee of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint SUSAN
S. NEWTON, WILLIAM H. KING AND ALFRED P. OUELLETTE, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 1st day of January, 2005.

/s/James F. Carlin                           /s/Charles L. Ladner
---------------------------------            -----------------------------------
James F. Carlin                              Charles L. Ladner, as Chairman

/s/ Richard P. Chapman, Jr.                  /s/John A. Moore
---------------------------------            -----------------------------------
Richard P. Chapman, Jr.                      John A. Moore

/s/ William J. Cosgrove                      /s/Patti McGill Peterson
---------------------------------            -----------------------------------
William J. Cosgrove                          Patti McGill Peterson

/s/William H. Cunningham                     /s/Steven R. Pruchansky
---------------------------------            -----------------------------------
William H. Cunningham                        Steven R. Pruchansky

/s/Ronald R. Dion                            /s/James A. Shepherdson
---------------------------------            -----------------------------------
Ronald R. Dion                               James A. Shepherdson

                                             /s/Norman H. Smith
                                             -----------------------------------
                                             Norman H. Smith

Open-End Funds:                                  Closed-End Funds:
John Hancock Bond Trust                          John Hancock Bank and Thrift Opportunity Fund
John Hancock California Tax-Free Income Fund     John Hancock Patriot Global Dividend Fund
John Hancock Capital Series                      John Hancock Patriot Preferred Dividend Fund
John Hancock Current Interest                    John Hancock Patriot Premium Dividend Fund I
John Hancock Equity Trust                        John Hancock Income Securities
John Hancock Institutional Series Trust          John Hancock Investors Trust
John Hancock Investment Trust                    John Hancock Patriot Premium Dividend Fund II
John Hancock Investment Trust II                 John Hancock Patriot Select Dividend Trust
John Hancock Investment Trust III                John Hancock Preferred Income Fund
John Hancock Municipal Securities Trust          John Hancock Preferred Income Fund II
John Hancock Series Trust                        John Hancock Preferred Income Fund III
John Hancock Sovereign Bond Fund                 John Hancock Tax-Advantaged Dividend Income Fund
John Hancock Strategic Series
John Hancock Tax-Exempt Series Fund
John Hancock World Fund

                                POWER OF ATTORNEY

     The undersigned Trustee of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint, WILLIAM H. KING, BRIAN LANGENFELD AND ALFRED P. OUELLETTE, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

     IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 25th day of July, 2005.


/s/ Keith F. Hartstein
----------------------
Keith F. Hartstein, as President and
Chief Executive Officer

Open-End Funds:                                 Closed-End Funds:
John Hancock Bond Trust                         John Hancock Bank and Thrift Opportunity Fund
John Hancock California Tax-Free Income Fund    John Hancock Patriot Global Dividend Fund
John Hancock Capital Series                     John Hancock Patriot Preferred Dividend Fund
John Hancock Current Interest                   John Hancock Patriot Premium Dividend Fund I
John Hancock Equity Trust                       John Hancock Income Securities
John Hancock Institutional Series Trust         John Hancock Investors Trust
John Hancock Investment Trust                   John Hancock Patriot Premium Dividend Fund II
John Hancock Investment Trust II                John Hancock Patriot Select Dividend Trust
John Hancock Investment Trust III               John Hancock Preferred Income Fund
John Hancock Municipal Securities Trust         John Hancock Preferred Income Fund II
John Hancock Series Trust                       John Hancock Preferred Income Fund III
John Hancock Sovereign Bond Fund                John Hancock Tax-Advantaged Dividend Income Fund
John Hancock Strategic Series
John Hancock Tax-Exempt Series Fund
John Hancock World Fund

                                POWER OF ATTORNEY

     The undersigned Trustee of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint, WILLIAM H. KING, BRIAN LANGENFELD AND ALFRED P. OUELLETTE, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

     IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 13th day of September, 2005.



/s/James R. Boyle
-----------------
James R. Boyle
Trustee

Open-End Funds:                                 Closed-End Funds:
John Hancock Bond Trust                         John Hancock Bank and Thrift Opportunity Fund
John Hancock California Tax-Free Income Fund    John Hancock Patriot Global Dividend Fund
John Hancock Capital Series                     John Hancock Patriot Preferred Dividend Fund
John Hancock Current Interest                   John Hancock Patriot Premium Dividend Fund I
John Hancock Equity Trust                       John Hancock Income Securities
John Hancock Institutional Series Trust         John Hancock Investors Trust
John Hancock Investment Trust                   John Hancock Patriot Premium Dividend Fund II
John Hancock Investment Trust II                John Hancock Patriot Select Dividend Trust
John Hancock Investment Trust III               John Hancock Preferred Income Fund
John Hancock Municipal Securities Trust         John Hancock Preferred Income Fund II
John Hancock Series Trust                       John Hancock Preferred Income Fund III
John Hancock Sovereign Bond Fund                John Hancock Tax-Advantaged Dividend Income Fund
John Hancock Strategic Series
John Hancock Tax-Exempt Series Fund
John Hancock World Fund

                                POWER OF ATTORNEY

     The undersigned Trustee of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint, WILLIAM H. KING, BRIAN LANGENFELD AND ALFRED P. OUELLETTE, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

     IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 13th day of September, 2005.



/s/ John G. Vrysen
------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

                          John Hancock Sovereign Bond Fund

                               (File no. 2-48925)

                                INDEX TO EXHIBITS

99.(a) Amended and Restated Declaration of Trust of John Hancock Sovereign Bond Fund dated March 8, 2005.+

99.(b)    By Laws. Amended and Restated By-Laws dated March 8, 2005.+

99.(c) Instruments Defining Rights of Security Holders, see exhibit 99.(a) and 99.(b).

99.(d) Investment Advisory Contracts. Investment Advisory Agreement between John Hancock Advisers, Inc. and the Registrant and John Hancock Advisers, Inc. dated January 1, 1994.*

99.(e) Underwriting Contracts. Distribution Agreement between John Hancock Broker Distribution Services, Inc. and the Registrant dated August 1, 1991.*

99.(e).1 Form of Soliciting Dealer Agreement between John Hancock Broker Distribution Services, Inc. and Selected Dealers.####

99.(e).2 Form of Financial Institution Sales and Service Agreement between John Hancock Funds, Inc. and the John Hancock funds.*

99.(f)    Bonus or Profit Sharing Contracts. Not Applicable.

99.(g) Custody Agreement between John Hancock Mutual Funds and Bank of New York dated September 10, 2001.#

99.(h) Other Material Contracts. Amended and Restated Master Transfer Agency and Service Agreement between John Hancock Funds and the John Hancock Signature Services, Inc. dated June 1, 1998.***

99.(h).1 Accounting and Legal Services Agreement between John Hancock Advisers, Inc. and Registrant as of January 1, 1996.**

99.(h).2 Service Agreement between John Hancock Bond Fund (Class A Shares) and Charles Schwab & Co., Inc. dated January 24, 2000.*****

99.(h).3  Amendment  to the  Amended and  Restated  Master  Transfer  Agency and
          Service   Agreement  between  John  Hancock  Funds  and  John  Hancock
          Signature Services, Inc. dated July 1, 2003.###

99.(h).4  Amendment  to the  Amended and  Restated  Master  Transfer  Agency and
          Service   Agreement  between  John  Hancock  Funds  and  John  Hancock
          Signature Services, Inc. effective July 1, 2004.####

99.(i)    Legal Opinion.+

99.(j)    Other Opinions. Auditor's Consent.+

99.(k)    Omitted Financial Statements.  Not Applicable.

99.(l)    Initial Capital Agreements.  Not Applicable.

99.(m) Rule 12b-1 Plans. Amended and Restated Distribution as of May 1, 1995 Class A Shares and Class B Shares.***

99.(m).1 Rule 12b-1 Plans. Amended and Restated Distribution as of October 1, 1998 Class C Shares.****

99.(m).2 Class R Shares Distribution Plan between Registrant and John Hancock Funds, LLC dated August 1, 2003.##

99.(m).3 Class R Shares Service Plan between Registrant and John Hancock Funds, LLC dated August 1, 2003.##

99.(n) John Hancock Funds Class A, Class B, Class C, Class I and Class R shares Amended and Restated Multiple Class Plan pursuant to Rule 18f-3.+

99.(p) Code of Ethics. John Hancock Advisers and each of the John Hancock Funds dated May 1, 2004.###

* Previously filed electronically with Registration Statement and/or post-effective amendment no. 39, file nos. 811-2402 and 2-48925 on April 26, 1995, accession number 0000950146-95-000178.

** Previously filed electronically with Registration Statement and/or post-effective amendment no. 40, file nos. 811-2402 and 2-48925 on April 29, 1996, accession number 0001010521-96-000046.

*** Previously filed electronically with Registration Statement and/or post-effective amendment no. 45, file nos. 811-2402 and 2-48925 on July 16, 1998, accession number 0001010521-98-000293.

**** Previously filed electronically with Registration Statement and/or post-effective amendment no. 46, file nos. 811-2402 and 2-48925 on September 28, 1998, accession number 0001010521-98-000334.

***** Previously filed electronically with Registration Statement and/or post-effective amendment no. 49, file nos. 811-2402 and 2-48925 on September 25, 2000, accession number 0001010521-00-000426.

# Previously filed electronically with Registration Statement and/or post-effective amendment no. 52, file number 811-2402 and 2-48925 on October 25, 2001, accession number 0001010521-01-500237.

## Previously filed electronically with Registration Statement and/or post-effective amendment no. 54, file number 811-2402 and 2-48925 on August 5, 2003, accession number 0001010521-03-000257.

### Previously filed electronically with Registration Statement and/or post-effective amendment no. 55, file number 811-2402 and 2-48925 on September 29, 2003, accession number 0001010521-03-000316.

#### Previously filed electronically with Registration Statement and/or post-effective amendment no. 57, file number 811-2402 and 2-48925 on September 29, 2004, accession number 0001010521-04-000222.

+       Filed herewith.